Exhibit 99.10

Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
301150500	4adf93c9-4755-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score 3.2	04/09/2019: CDA	04/09/2019: A CDA report reflecting a value $XXX.XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160310	2f5a39d4-596b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		05/06/2019: The AVM report value of $686,895 to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301033221	2351a920-470e-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120258	38f9e08e-9654-e911-bdd2-f4e9d4a75ba2	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Borrower received gift funds for down payment. Evidence of transfer of funds not provided as per guideline requirements.	04/05/2019: Please rescind this with the attached wire confirmation of the transfer to the account number on the closing disclosure.	04/05/2019: Audit reviewed Wire Transfer Information, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.50 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120258	933516bb-4353-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score 4		04/03/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.50 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133003	6554c0d4-3da8-463f-9dcc-3e4b6f27aad7	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	04/19/2019: please see attached disclosure the shows the borrower acknowledgement of receipt of document.	04/19/2019: Audit reviewed Borrower's Acknowledgment list, and has determined that evidence the Home Loan Toolkit was provided with 3 days of Application date was submitted and is deemed acceptable. Condition cleared.04/16/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 34.00 months reserves. Years on Job Borrower has 6 years on job. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133003	bb6d166e-b85f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. Score is 3.0		04/25/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 34.00 months reserves. Years on Job Borrower has 6 years on job. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016433	eec6dc28-28f7-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/06/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016433	2747de5c-28f7-e811-bc73-f4e9d4a75ba2	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The XXX XXXXXXXXXX XXXXXXX XXXXXXXXX XXX in section E of the final Closing Disclosure does not list the name of the government entity assessing the fee. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301136941	0cf301c8-9251-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information: for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing 2nd years return and K-1 for Business A and B on XXXX Schedule E, Part II.  File is missing 2nd years return and K-1 for Business B on XXXX Schedule E, Part II. The complete business returns with schedules are required in order for the loan to be classified as a Qualified Mortgage.
										4/1/2019: Please rescind this condition. 4/1/19 Business A is XXXXXX XXXXXXXXXX that no income was used and it was just started 8/31/18 and Business B XXXXXX XXXXXXXXXX was previously XXXXXXXX XXXXXXXXXX and we uploaded XXXX Returns and K-1s. Attached is the name change and t he tax returns that were submitted with the original upload.	04/03/2019: Audit reviewed lender's rebuttal and agrees. Business name change located on page 171. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 41.5%, loan qualified with DTI of 40.84% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves Years in Field Borrower has 21 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155547	89e32e10-b066-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 2.7.		04/29/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49% Years on Job Borrower has 6 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155547	301d13b5-5467-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require bank statements covering a two-month period. Only one month statement was provided in the loan file for account #1 on final application.	4/28/19 Please clear this condition. Attached are the statements for XXXXXXXX and a printout from XX/XX/XXXX to XX/XX/XXXX	04/29/2019: Received additional bank statement. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49% Years on Job Borrower has 6 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301004660	4b311906-8c04-4a1d-ad88-a7d695c98be9	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal credit in section L of the Final CD should be reflected in section B paid by others.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301148455	4d097c48-3c5d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Final CD is missing the sellers closing costs and there is no other document in file from which these can be sourced.	4/17/2019: seller CD attached	04/18/2019: Received executed seller closing disclosure. Condition cleared.04/12/2019: This finding is deemed non-material per SFIG and will be graded as a “B”.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148455	730abb10-6c5c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.		04/18/2019: A CDA provided reflecting a value of $ X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301080114	50a28743-1a4b-4ec3-82bc-838ad2808a45	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300998044	a3b56221-2c02-e911-bc73-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing documentation supporting the $XXX.XX months "Other" fee or HOA fee associated with the REO as listed on the final 1003. Additional conditions may apply.	12/19/2018: Please rescind this condition. The other is the non mortgage payment expenses from the XXXX tax returns.	12/19/2018: Audit re-analyzed the Schedule E-Part II Tax Returns, and has determined that the $XXX.XX monthly fee reflected on the 1003 appears to be a combination of line 7 and 17 which should not have been listed on the Final 1003. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 723 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300998044	38ba3e34-1902-e911-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	12/19/2018: CDA	12/19/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 723 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.04% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301080114	2502bcbc-efaf-41f0-b561-544e86b0660d	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301139794	e98950cf-cd4d-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date and the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.	04/25/2019: please see attached policy which shows the effective date of XX/XX/XXXX. The policy fee of $XX.XX is a one time fee per the insurance company	04/25/2019: Audit reviewed updated HOI, and has determined that said document provided reflects effective date being the same day as consummation. Documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.08% Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136937	1a290cac-905f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		04/23/2019 –The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136937	638438bf-905f-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Title E-mail fee disclosed in section H of the final CD should have been disclosed in Section C.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066088	5afbd417-8559-4496-92f6-4ebd3ae275ef	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	01/14/2019: Please see attached document showing that the monthly tax amount is $X,XXX.XX. Please clear the condition.	01/14/2019: Audit reviewed property tax confirmation, and has determined that final CD reflects correct escrow amounts. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years on Job borrower has 3.25 years on the job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066088	541b6005-f214-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The lender appraisal credit closed in Section L of the Seller’s Closing Disclosure should be reflected in Section B of the Borrower’s final Closing Disclosure. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years on Job borrower has 3.25 years on the job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066088	885b9445-e62c-4ed5-99e8-2d9720ae9618	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years on Job borrower has 3.25 years on the job.				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301066088	90056d74-68eb-4684-b685-ccfb0da33b63	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX$) a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	01/14/2019: Please see attached document showing that the monthly tax amount is $X,XXX.XX. Please clear the condition.	01/14/2019: Audit reviewed property tax confirmation, and has determined that final CD reflects correct escrow amounts. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years on Job borrower has 3.25 years on the job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066088	d7954f15-4fe4-4c16-a961-fc6303721f51	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years on Job borrower has 3.25 years on the job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301011955	ea2f3c7f-aa0a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301011955	06623480-ac49-4e47-a51d-3ab52344ec0d	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	01/07/2019: please see attached revised CD	01/07/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123684	274bc7dd-fa4b-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Final loan application reflects a new lease for liability #6. File missing documentation supporting monthly payment of $XXX.XX. Additional conditions may apply.
04/10/2019: Audit consulted with Compliance, and has determined that sufficient evidence was provided of the payment being made through the bank statements and the monthly obligation is being included in the borrower’s debts for qualification. Condition cleared. 04/09/2019:  Escalated to Compliance for further review. 03/29/2019: Audit reviewed the Lender Rebuttal, and has determined that although evidence payment was debited from bank statement, XXXX requires additional verification to validate liability. Per XXXX, If additional credit was obtained, a verification of that debt must be provided and the borrower must be qualified with the monthly payment. If the credit report does not include a reference for each significant open debt on the application, the lender must obtain a separate written verification for each unreported debt. Condition remains.

04/10/2019: Audit consulted with Compliance, and has determined that sufficient evidence was provided of the payment being made through the bank statements and the monthly obligation is being included in the borrower’s debts for qualification. Condition cleared. 04/09/2019:  Escalated to Compliance for further review. 03/29/2019: Audit reviewed the Lender Rebuttal, and has determined that although evidence payment was debited from bank statement, XXXX requires additional verification to validate liability. Per XXXX, If additional credit was obtained, a verification of that debt must be provided and the borrower must be qualified with the monthly payment. If the credit report does not include a reference for each significant open debt on the application, the lender must obtain a separate written verification for each unreported debt. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729 Full Documentation Full Documentation loan DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.24%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153879	f36936cb-0566-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 4.5		04/26/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301083910	ce879ef0-5636-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.1.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153879	f857c8dd-9f66-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The interim CD dated XX/XX/XXXX is missing from the loan file. No Cure - Missing document not provided.		04/29/2019: Received interim closing disclosure. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070483	b35ad115-485d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The appraisal has a CU Score of 3.		04/23/2018 –The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.59%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070483	e8e39463-5260-e911-bdd2-f4e9d4a75ba2	12		QM/Non-HPML		Credit		Failure to obtain Mortgage/Deed of Trust	All pages of the Mortgage/Deed of Trust was not provided. The legal description attached to the mortgage is missing.	04/19/2019: Please see attached mortgage with legal description which was included in the original credit upload. please rescind the condition.	04/19/2019: Audit re-analyzed the loan file, and has determined that a legal was not located near the copy of the Mortgage in the original loan file. Mortgage submitted includes the legal description and is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.59%. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773 Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133973	465ce285-145a-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Borrowers Real Estate Broker and Sellers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300895536	9c5d04dd-14b2-e811-94b3-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300895536	954f5f57-c03d-42a0-9441-f6d26f3f07a5	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
										09/14/2018: Please see attached job aide. Please clear the condition.	09/14/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300895536	c1a51a3d-15b2-e811-94b3-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300895536	85615d70-15b2-e811-94b3-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Appraisal Fee in Section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO. Provide corrected CD and LOE to the borrowers.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300924392	eba2bf74-adf8-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 2.8.		12/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.12/06/2018: The CDA report provided reflects an incorrect numeric address of "XXXXX", the address on CDA does not reflect Note numeric address of "XXXX". Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300924392	62bd77a2-50f9-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300924392	a2c9d71e-51f9-e811-bc73-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		A Post Close CD reflects credit report fee and LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123123	438b03c6-373c-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 4.0	03/06/2019: CDA Report	03/06/2019: Lender provided the CDA report, exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 29 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123123	c7456e35-79bf-43f9-afd5-0fcc5855d3ae	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 29 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123123	7ae9c849-385f-41d0-a6a6-da6a1c162582	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 29 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123123	c7d5857f-373c-e911-bd2f-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Sellers CD signed/certified true from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	03/13/2019: Please see the attached final Settlement Statement for the sale of XXXX XX XXXXXXXX XX	03/13/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.81% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 29 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301026005	7fff386f-caf8-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.6.		12/06/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301026005	c633edb8-5af9-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301149996	b27f5096-2861-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker.	04/22/2019: Please see attachments	04/22/2019: Audit reviewed Affiliated Business Disclosure for the Broker dated within 3 days of Application date, and has determined that the documentation submitted is deemed acceptable. Condition cleared.04/17/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301028816	1ab3af51-1748-4a53-b864-3fabafd6ff85	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070164	ffb28de4-4780-4051-a99b-4af2822dc66c	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1-30 #X,XXX.XX P&I, $XXX.XX Estimated Escrow & $XXXX.XX Estimated Total) , the calculated payment amount is Years 1-30 $X,XXX.XX P&I, $XXX.XX Estimated Escrow & $X,XXX.XX Estimated total. The lender used the incorrect amount of $XX for hazard insurance. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	02/15/2019: please see attached	02/15/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070164	512a9427-ab6f-464d-87ae-ea0c4628de49	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. The lender's loan tracking disclosure reflects it was sent and E Consented by the borrower; however it is missing from the loan file.	02/11/2019: please see attached	02/11/2019: Audit reviewed initial CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070164	449b239d-3e07-45f4-8ae3-40a3c2f08bc3	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX . Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	02/15/2019: please see attached	02/15/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301026122	afcdd04e-1320-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.2		01/28/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070164	8923ecb3-6f6b-479e-8550-1c706fe3d5f1	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX for the hazard insurance vs. the actual amount of $XX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	02/15/2019: please see attached	02/15/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301149993	75596828-135d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk score 3.		04/23/2018 –The AVM report value of $XXX,XXX.XX to appraisal value of $615,000.00 has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years on Job Borrower has 20 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149993	2b5b39c4-295d-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	AUS Approval requires verification of the down payment for the purchase transaction since it was used as part of the Borrower’s minimum contribution. The loan file is missing verification of the source of EMD funds.	04/19/2019: There is no required borrower contribution. The EMD is not required to be sourced. This is a purchase of a primary SFR. Please rescind this condition.	04/19/2019: Audit reviewed the Lender Rebuttal, and has determined that the assets are sufficient to cover the funds required to close reflected on the DU, without the use of EMD verification. No other reserves are required. Condition rescinded.	Years on Job Borrower has 20 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301003894	aadce5dc-06f4-e811-bdb4-f4e9d4a75ba2	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The XXX XXXXXXXXXX XXXXXXX XXXXXXXXX XXX listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301003894	211be45a-c9f4-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301101310	5877e776-bf2b-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score is 3.0		02/14/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 745 Years Self Employed Borrower has 12 years Self Employed No Mortgage Lates UW guidelines require 0x30 lates within the most recent 12 months, loan qualifies with 0x30 lates within the most 99 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301101310	eff88f5a-89f9-4535-bd20-05015b48cd45	3182		QM/Non-HPML		Compliance		Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The Final CD reflects Title- Premium for Lender Coverage and the LE dated XX/XX/XXXX reflects Title -Title Insurance Binder. The naming convention is not consistent. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 745 Years Self Employed Borrower has 12 years Self Employed No Mortgage Lates UW guidelines require 0x30 lates within the most recent 12 months, loan qualifies with 0x30 lates within the most 99 months.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301101310	f95e46b2-032e-e911-bd2f-f4e9d4a75a52	24		QM/Non-HPML		Credit		Missing appraisal	Appraisal not provided. File contains an invoice for 2nd appraisal that was completed on subject and paid for on closing CD, this 2nd appraisal is missing from the loan file. Additional conditions may apply.	02/14/2019: Attached please find the appraisal requested.	02/14/2019: Audit reviewed Appraisal, and has determined that the documentation submitted is deemed acceptable. Condition cleared	FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 745 Years Self Employed Borrower has 12 years Self Employed No Mortgage Lates UW guidelines require 0x30 lates within the most recent 12 months, loan qualifies with 0x30 lates within the most 99 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301101310	d23e7717-d12b-e911-bd2f-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	AUS is incomplete and missing legible page 12 of 14. Additional conditions may apply	02/14/2019: Attached please find the complete AUS	02/14/2019: Audit reviewed complete copy of the AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 745 Years Self Employed Borrower has 12 years Self Employed No Mortgage Lates UW guidelines require 0x30 lates within the most recent 12 months, loan qualifies with 0x30 lates within the most 99 months.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301150024	efb0d977-b55b-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for the company in which Borrower provided copy of business license.	4/16/2019: The borrower provided an LOX stating that he no longer has any affiliation with the business. The articles were provided to confirm this. Business Tax Returns are not required. Please rescind this condition.	04/17/2019: Audit reviewed lender’s rebuttal, document provided and original loan file. Page 67, filed with Secretary of State XXXXXXXX XXXX, reflects borrower as owner. Page 65, filed with Secretary of State XXXXXXXX XXXX, reflects new owner. Borrower provided LOE stating no ownership as of XXXXXXXX XXXX, page 63. This business was reflected as a red flag on the fraud report and was addressed by lender. Since borrower no longer has ownership signed tax returns are not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.55%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155661	d81e56ea-cc62-e911-bdd2-f4e9d4a75ba2	10		QM/Non-HPML		Credit		Failure to obtain 2nd lien note	Second lien Note not provided.	04/25/2019: Please see attachment	04/25/2019: Audit reviewed executed HELOC (Second Lien), and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Years Self Employed Borrower has 19 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155661	b0719bcf-a762-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the file. CU Risk Score is 2.7.		04/26/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 805 Years Self Employed Borrower has 19 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300996444	e3647783-16f7-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702. Years in Primary Residence Borrower has resided in departure residence 11 years. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.04%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300996444	44a868d4-16f7-e811-bc73-f4e9d4a75ba2	2156		QM/Non-HPML		Compliance		Escrow amounts on HUD-1 and Initial Escrow Disclosure do not match	The initial escrow disclosure statement has a total monthly payment to escrow account as $XXX.XX. The Final HUD-1 has total monthly payment to escrow account as $XXX.XX.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702. Years in Primary Residence Borrower has resided in departure residence 11 years. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.04%				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300996444	3cb3ca65-f340-43b6-b9dd-ca0179b96944	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1-30 $X,XXX.XX. The calculated payment amount is Years 1-30 $X,XXX.XX. The lender did not include HOI in the total Estimated Escrow amount. No Cure.	12/07/2018: Please see attachments12/06/2018: Please see attachments	12/07/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.12/06/2018: Audit reviewed Post Funding CD, and has determined that the documentation submitted is deemed acceptable. HOWEVER, MISSING the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702. Years in Primary Residence Borrower has resided in departure residence 11 years. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.04%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301071612	f58e6549-cd3a-e911-bd2f-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for REO #8 was not provided.		03/01/2018: Invalid Finding. An LOX was provided in the file stating the prop is free and clear and the borrower has elected not to carry HOI	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 117.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Years Self Employed Borrower has 9 years Self-Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301071612	aa6a7f43-fa39-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA report is missing. CU Score 3.5.		03/04/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 117.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Years Self Employed Borrower has 9 years Self-Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301076929	d5e5c795-68c9-428a-900c-1083cd821560	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.50% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47.70 months reserves Years in Field Borrower has 32 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301140728	a85cbc45-7556-e911-bdd2-f4e9d4a75ba2	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search for both borrowers. Additional conditions may apply.	04/11/2019: See attached.	04/11/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrower has 15 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148470	d1ac67bb-165b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		04/23/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301033132	993a7c5c-c80a-4c27-8cfa-4403d35098e7	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301033132	f8097eeb-2412-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 3.7	01/14/2018: CDA	01/14/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301140728	53673661-7556-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final HUD-1/ CD from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	04/11/2019: Attached please see the settlement statement.	04/11/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.50% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrower has 15 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150105	779be56e-be54-e911-bdd2-f4e9d4a75ba2	1148		QM/Non-HPML		Credit		CO-Borrower credit report dated greater than 120 days from Note date	Co-borrower's credit report is dated XX/XX/XXXX which is greater than 120 days before the note date. Missing credit report datedXX/XX/XXXX with 776 qualifying score for coborrower as submitted to DU.	04/08/2019: Attached please find the coborrower's credit report that is after the borrowers dated XX/XX/XX	04/08/2019: Audit reviewed co-borrower's Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804. Years on Job Borrower has 6 years on the job.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300992667	242d28a7-85f1-e811-bdb4-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	DTI > 43% which exceeds the maximum allowable DTI for the loan to be classified as a Qualified Mortgage. Audit used an average of prior 2 years loss of borrower's partnership, resulting in a DTI of 45.59%	11/28/18 Please rescind this condition. Per our approved guidelines that states less than 25% ownership interest: If a business shows a loss, but the borrower is less than 25% owner, they do not need to be hit with the loss.	11/30/2018: Per management, loss does not need to be deducted due to large depreciation deduction. Condition rescinded.	Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697 No Mortgage Lates Credit report verifies 58 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300992667	dd6e72f2-82d6-40c4-b415-4de2a324857b	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.	12/03/2018: Please see attachment	12/03/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697 No Mortgage Lates Credit report verifies 58 months payment history with no late payments reported				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300992667	76423478-f6b9-4e2b-ba0a-fd6ab6426a56	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower has 10 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 697 No Mortgage Lates Credit report verifies 58 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070170	5418188e-c92f-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		02/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301080279	b7877a43-c6e4-4c4c-ad80-48ceea4a1021	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159162	d077b1e0-d7a6-440d-86e0-bce4f2082efc	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX months reserves				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301159162	a071e6e0-275a-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	File contains written Verification of Employment dated same date as funding date (pg.78). Missing page 3 of verification. Additional conditions may apply.	4/16/2019: Please see the attached. All pages were provided	04/17/2019: Audit reviewed document provided and original loan file. Page 78 contained pages 4 of 6, 5 of 6 & 6 of 6. However, all 6 pages located on pages 91 – 96. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301144197	2f3cc411-dd66-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		04/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.04/26/2019: The AVM report confidence score of 75% is below the required threshold of 80%. Due diligence firm to order CDA report.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301144197	c16d0c92-c7d2-472a-9020-3270c83871d0	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		05/01/2019: Received explanation letter, air bill and post consummation CD adding settlement license number. Condition cleared. Loan will be rated a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301133003	a7a05a6b-c15f-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	All pages of the final application was not provided. Pages 5 and 6 of 6 pages are missing.	04/19/2019: attached is the complete final 1003	04/19/2019: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 34.00 months reserves. Years on Job Borrower has 6 years on job. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133003	16555dd1-226e-487c-bf88-fc3ad462bf54	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	04/19/2019: please see attached	04/19/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/16/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require no reserves, borrower qualified with 34.00 months reserves. Years on Job Borrower has 6 years on job. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301136941	75bd2ed7-9251-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Client Overlay Exception, Client to Review - Missing XXXX and YTD XXXX P&L Statement for Business B on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/1/19 Please rescind this. Business B on Schedule E of XXXX is XXXXXXXX XXXXXXXXXXX whose name was changed to XXXXXX XXXXXXXXXXX. 4/1/19 Please rescind this. Business B on Schedule E of XXXX is XXXXXXXX XXXXXXXXXX whose name was changed to XXXXXX XXXXXXXXXX	4/3/2019: Audit reviewed lender’s rebuttal and original loan file. Business B on XXXX Schedule E is the same as Business B on XXXX Schedule E. The EIN# matches. XXXX/XXXX P&L statement & balance Sheet is not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 41.5%, loan qualified with DTI of 40.84% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves Years in Field Borrower has 21 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301136941	e24fbaea-9251-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Client Overlay Exception, Client to Review - Missing XXXX and YTD XXXX Balance Sheet for Business B on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/1/19 Please rescind this. Business B on Schedule E of XXXX is XXXXXXXX XXXXXXXXXX whose name was changed to XXXXXX XXXXXXXXXX	4/3/2019: Audit reviewed lender’s rebuttal and original loan file. Business B on XXXX Schedule E is the same as Business B on XXXX Schedule E. The EIN# matches. XXXX/XXXX P&L statement & balance Sheet is not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 41.5%, loan qualified with DTI of 40.84% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.10 months reserves Years in Field Borrower has 21 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155622	2281fa0c-2568-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close. Estimated Settlement Statement provided in loan file. Additional conditions may apply.		05/01/2019: Received certified settlement statement evidencing liens paid and netting sufficient cash to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.97% Years in Field Borrower has 10 years in Field Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066142	5e9969c4-52a6-4b08-850e-8a58339218f0	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066142	92560cf0-03e4-4cb4-bbc8-4cb573344d77	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in Section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The Flood Cert fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and letter of explanation to the Borrower.		A Post Closing CD provided in the loan file reflects flood cert fee in section B. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066142	3fa0afff-affd-4a23-b1d9-208849b92249	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301066142	df5b9425-f5b3-4a3c-b749-32fa845ece49	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St License ID of the Sellers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301149479	03e2b28c-4852-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.3.		04/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301017478	bf900290-1221-4e42-af22-6b1b02bfffaa	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	12/21/2018: PCCD	12/27/2018: Received settlement statement, explanation letter and post consummation closing disclosure adding license number. Condition cleared. Loan will be rated a B.	Years Self Employed Borrower has 30 years Self Employed Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 199.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301017478	f1063b9a-83e3-49f6-8e32-fb16329a3280	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX and was signed on same date of consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	12/21/2018: Initial CD	12/21/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Years Self Employed Borrower has 30 years Self Employed Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 199.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301017478	4d2369dc-1303-e911-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		12/21/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 30 years Self Employed Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 199.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301017478	f0ad6414-9266-462e-8af3-11ec8825b771	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX.XXX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 30 years Self Employed Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 199.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301017478	33dd25f5-1903-e911-bc73-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Missing Third Party Verification for subject taxes. Unable to verify lender calculations, however lender estimated and discloses amount 6% higher than standard calculations.		Finding deemed non-material, loan will be graded a B for all agencies.	Years Self Employed Borrower has 30 years Self Employed Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 199.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300996444	19dc02e7-a33b-44ef-af9f-f6aceb3b2588	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. No Cure.	12/07/2018: Please see attachments12/06/2018: Please see attachments	12/07/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.12/06/2018: Audit reviewed Post Funding CD, and has determined that the documentation submitted is deemed acceptable. HOWEVER, MISSING the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702. Years in Primary Residence Borrower has resided in departure residence 11 years. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.04%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300996444	2a385c2d-15f7-e811-bc73-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	A third party fraud tool reflects the borrower is self-employed. The lender addressed this as income which was not being used; however no tax returns or further documentation was provided. Provide evidence the borrower is self-employed and percentage of ownership. Additional conditions may apply.	12/07/2018: Attached please find the printout from the XXXXX Secretary of State showing XXX XXXXXXXXXXX Administrative Dissolution on XX/XX/XXXX: Please clear this condition. The borrower did not put anything on his application regarding this company and here is the documentation that there was an administrative Dissolution on XX/XX/XXXX for borrower	12/07/2018: Audit reviewed Secretary of State documents, and has determined that sufficient evidence was provided reflecting Administrative dissolution of the business which is when the government dissolves, or shuts down a company or organization due to a failure to comply with regulations and/or laws. Business status is Inactive. Condition cleared. 12/06/2018: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702. Years in Primary Residence Borrower has resided in departure residence 11 years. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.04%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300996444	d2bdad0e-16f7-e811-bc73-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702. Years in Primary Residence Borrower has resided in departure residence 11 years. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.04%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301039895	28c48721-fe1b-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.5.		01/24/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150024	ff14af3f-d35a-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	4/17/2019: please see attachment	04/18/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.55%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301029871	4a8353ca-77dd-4ea8-975b-a2debf9ae590	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $X,XXX.XX include the amounts of P&I , Estimated Escrow & Estimated Total , the calculated payment amount is Years #1 - #30 $X,XXX.XX. The variance is due to the actual property taxes are $XXX.XX vs Final CD of $XXX.XX. No Cure.	12/19/2018: Please rescind. This property is in state of subject property and the regulation requires us to use 1.25% of the sales price. That is what we have for taxes of $XXX.XX. Our CD is correct.	12/19/2018: Audit reviewed the Lender Rebuttal, and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax for existing properties, it is an acceptable industry standard practice to use 1.25% of the sales price for the annual property tax amount for XXXXXXXXXX purchases. Condition rescinded.	No Mortgage Lates Credit report verifies 64 months payment history with no late payments reported Full Documentation Full documentation loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301029871	e817edf5-fcfe-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender credit for the appraisal fee in section L should be in Section B as paid by other.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	No Mortgage Lates Credit report verifies 64 months payment history with no late payments reported Full Documentation Full documentation loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301029871	026bca85-01b5-496b-85d4-cfbfa8b86e8d	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The funding Closing Disclosure dated indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.	12/19/2018: Please rescind. This property is in state of subject property and the regulation requires us to use 1.25% of the sales price. That is what we have for taxes of $XXX.XX. Our CD is correct.	12/19/2018: Audit reviewed the Lender Rebuttal, and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax for existing properties, it is an acceptable industry standard practice to use 1.25% of the sales price for the annual property tax amount for XXXXXXXXXX purchases. Condition rescinded.	No Mortgage Lates Credit report verifies 64 months payment history with no late payments reported Full Documentation Full documentation loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301029871	442b14c0-a067-4980-9d82-99e376cf41c3	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes, insurance and flood insurance abd the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	12/19/2018: Please rescind. This property is in state of subject property and the regulation requires us to use 1.25% of the sales price. That is what we have for taxes of $XXX.XX. Our CD is correct.	12/19/2018: Audit reviewed the Lender Rebuttal, and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax for existing properties, it is an acceptable industry standard practice to use 1.25% of the sales price for the annual property tax amount for XXXXXXXXXX purchases. Condition rescinded.	No Mortgage Lates Credit report verifies 64 months payment history with no late payments reported Full Documentation Full documentation loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301029871	9ec71df4-0fff-e811-bc73-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of tax calculation for the subject property is missing from the loan file.	12/20/2018: Please rescind this condition. It is standard practice in the State of XXXXXXXX for purchase transactions the annual taxes are calculated at 1.25%	12/20/2018: Audit reviewed the Lender Rebuttal, and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax for existing properties, it is an acceptable industry standard practice to use 1.25% of the sales price for the annual property tax amount for XXXXXXXXX purchases. Condition rescinded.	No Mortgage Lates Credit report verifies 64 months payment history with no late payments reported Full Documentation Full documentation loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301029871	069b3a5b-fcfe-e811-bc73-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Estimated copy in file. Additional conditions may apply.	12/20/2018: Please clear this condition the CD for the sale of REO is attached	12/20/2018: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	No Mortgage Lates Credit report verifies 64 months payment history with no late payments reported Full Documentation Full documentation loan FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 772				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027683	364edf33-3109-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. No CU Risk Score reflected on AUS or UCDP.	01/08/2019: CDA	01/08/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027683	e40bd822-3209-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301067769	458f155f-fa14-e911-bd2f-f4e9d4a75a52	1205		QM/Non-HPML		Credit		Missing Purchase Contract	Missing Purchase Contract	02/01/2019: See XXXXX email01/30/2019: An Email from XXXXX on X/XX/XX said he would acknowledge this. Please Clear this.01/17/2019: Sent email to investor to have cleared01/15/2019: Please rescind this condition. The purchase agreement / fully executed escrow instructions is attached;	02/01/2019: Audit acknowledges the client approved exception for Sale Escrow Instructions in lieu of Purchase Contract. Loan will be rated a B.01/30/2019: Audit reviewed the lender rebuttal and found no attachment (e-mail) to download. Condition remains.01/17/2019: Escalated to Compliance for further review.01/15/2019: Audit reviewed the documentation, and has determined that the Sale Escrow Instructions cannot be used in lieu of a Sales/Purchase Contract. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.42% FICO is higher than guideline minimum Loan qualified with FICO of 784 Years in Field Borrower has 30 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301067769	f66ad59d-f314-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 3.1.		01/17/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.42% FICO is higher than guideline minimum Loan qualified with FICO of 784 Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301067769	f4691058-fa14-e911-bd2f-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	01/15/2019: Please clear this condition the final 1003 is attached;	01/15/2019: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.42% FICO is higher than guideline minimum Loan qualified with FICO of 784 Years in Field Borrower has 30 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301067769	19d002f6-4345-40df-a55b-2c6d022a9e76	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.42% FICO is higher than guideline minimum Loan qualified with FICO of 784 Years in Field Borrower has 30 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301137880	94d2e94c-c157-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results. The AUS in file was missing information in the Summary of Findings section on Page 1.	04/11/2019: See attached AUS.	04/11/2019: Audit reviewed complete copy of AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides required no disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799 Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 24 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301125028	2daee823-164f-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results.	03/29/2019: please see attached	03/29/2019: Audit reviewed the AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score of 719 loan qualified with FICO of 700. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.40 months reserves. Years Self Employed Borrower has 8 years Self Employed.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301125028	fb644725-174f-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	An updated credit report is provided in the loan file, however only page one is provided. Missing pages 2 to 10.	04/04/2019: Attached please find the requested credit report.03/29/2019: Please rescind this condition as the upload shows all pages of the credit report were uploaded. Here it is again.	04/04/2019: Audit reviewed complete copy of updated Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 03/29/2019: Audit reviewed the Lender Rebuttal, and has determined that the UPDATED Credit Report (p796) dated 02/04/2019 reflects a total of 10 pages. However, only the first page was provided. Provide complete copy of said report. Condition remains.	FICO is higher than guideline minimum UW Guides require a FICO score of 719 loan qualified with FICO of 700. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.40 months reserves. Years Self Employed Borrower has 8 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150529	d86ad21a-4561-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		04/24/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150529	cb42460a-0462-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	04/23/2019: Please see attachment	04/23/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123170	78487fb6-96ce-469f-9ff0-0c0dbabc0993	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD signed & dated XX/XX/XXXX per Disclosure History is missing from the loan file. Additionally, the CD corresponding to the COC dated XX/XX/XXXX is missing from the loan file. Additional conditions may apply.	03/29/2019: COC was approved on XX/XX/XXXX and redisclosed CD was issued XX/XX/XXXX - see attached. Also attached is the XX/XX1 CD	03/29/2019: Audit reviewed initial CDs, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 728 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 19.70 months reserves Full Documentation Full 3 yrs documented income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123170	3b0744d7-2b4f-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	03/29/2019: Please clear this condition based on the attached VOB within 30 days.	03/29/2019: Audit reviewed VOB, and has determined that documentation via business license was obtained within 30 days of consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 728 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 19.70 months reserves Full Documentation Full 3 yrs documented income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153993	ec0a9013-b784-4ded-bd47-572608375b34	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $X.XX. Lender used $XXX.XX for appraisal fee vs the actual $XXX.XX.	04/26/2019: This loan passes QM. The affiliated XXX fee totals $XXX.XX per the invoices (i.e $XXX for invoice of $XXX plus $XXX for invoice of $XXX).	04/26/2019: Audit re-analyzed points and fees, and has determined that the Appraisal fee was inadvertently included in testing. Compliance testing passes. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301139794	c785b912-2260-4b2a-962d-7253b515d776	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report and Tax Service Fees in section B of the final Closing Disclosure are paid to the Lender and should be paid to the service provider or FBO the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.08% Years in Field Borrower has 10 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301143502	b4dda5c7-ce5a-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Client Overlay Exception, Client to Review - Missing Balance Sheet for borrowers business reflected on 2017 business returns (pg.147). Per appendix Q, Profit & Loss Statement is required in order for the loan to be classified as a Qualified Mortgage. Income not being used to qualify borrower.	04/22/2019: Please refer to the XXXX business tax returns for XXXXXXXXXX Inc. which indicates that it is the final return. Please rescind this condition.	04/22/2019: Audit concurs with the Lender Rebuttal, and has determined that the XXXX 1120S and K1 were both marked as "Final", therefore YTD XXXX and XXXX documents are not required. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.89%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301143502	016bede3-cf5a-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX usiness returns for borrowers business reflected on XXXX business returns (pg.147) not provided. Additional conditions may apply.	04/22/2019: Please refer to the XXXX business tax returns for XXXXXXXXXX Inc. which indicates that it is the final return. Please rescind this condition.	04/22/2019: Audit concurs with the Lender Rebuttal, and has determined that the XXXX 1120S and K1 were both marked as "Final", therefore YTD XXXX and XXXX documents are not required. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.89%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300932312	75b9a04a-b70a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300932312	ddc84999-a20a-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.8.		12/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066600	b7370c67-9d12-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. The Homebuyer Course in section H of the final Closing Disclosure does not reflect the name of the service provider. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower has 4 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 Full Documentation The Loan is full documentation				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066600	4705df25-9c12-e911-bd2f-f4e9d4a75a52	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.	01/11/2018: Please clear this condition; The additional pages are attached.01/09/2019: Please clear this condition; The final application is attached.	01/11/2019: Audit reviewed the Demographic Information Addendum to the final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared. 01/09/2019: Audit reviewed the executed Final 1003, and has determined that the document is incomplete. Missing the "Demographic Information Addendum", provide said Addendum. Condition remains.	Years on Job Borrower has 4 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 780 Full Documentation The Loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070166	510934cb-8b30-e911-bd2f-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	02/25/2019: Please see attached XXXXXXXXXXX Affidavit correcting the APN on page 3 of 16 of the Deed of Trust and a signed copy of the letter of Intent. Please clear the condition02/20/2019: Please rescind this or state what doesn't match. The appraisal, Title and mortgage all have PARCEL #XXXXXXX .
02/25/2019: Audit reviewed Scrivener's Affidavit, as well as intent to re-record, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 02/20/2019: Audit re-analyzed Appraisal, Title and Mortgage, and has determined that page three (3) of the Deed of Trust located on page 202 reflects the described property located, as PARCEL #XXXXXXX which is incorrect. Provide Letter of Intent (from the Settlement Agent) to correct the parcel with the intent to re-record at subject county recorder's office. Copy of corrected Deed of Trust is also required. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.83% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 5 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301070166	0526e2df-9aee-494d-bbc9-26b80e425201	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.83% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 5 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070166	91941c18-ac30-e911-bd2f-f4e9d4a75a52	824		QM/Non-HPML		Credit		Insufficient Reserves	1.2 mos. < 2 mos. required, per lender. Total verified assets = $XX,XXX.XX - $XX,XXX.XX for cash to close = $X,XXX.XX available for reserves. $XXXX.XX - $XXXX.XX for 2 months reserves required per DU = ($XXXX.XX) short reserves which is not sufficient for the subject property.	02/20/2019: Please clear this condition based on the 401k statement for $XX,XXXX and terms of withdrawal for reserves.	02/20/2019: Audit reviewed additional assets, and has determined that documentation submitted is deemed acceptable. Sufficient assets were provided to meet DU reserves. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.83% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 5 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301070166	41fa51df-ac30-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.83% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 5 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070166	1a909956-aa30-e911-bd2f-f4e9d4a75a52	1702		QM/Non-HPML		Credit		Missing 4506-T	The lender's guidelines require an executed 4506-T at or before closing. Executed 4506-T at or before closing not provided.	02/21/2019: Please see attached 4506T. Please clear the condition	02/21/2019: Audit reviewed e-signed initial 4506-T, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.83% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 728 Years in Field Borrower has 5 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138628	32f09a3a-435d-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD's are missing from the loan file. The lender tracking disclosure reflects the initial CD dated XX/XX/XXXX and revised CD dated XX/XX/XXXX are missing from the loan file.		04/16/2019: Received initial and revised closing disclosures. Condition cleared.	Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.85% Years on Job Borrower has 8.5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138628	5e156267-425d-e911-bdd2-f4e9d4a75ba2	1205		QM/Non-HPML		Credit		Missing Purchase Contract	All addendums to the purchase contract were not provided. The purchase contract reflects a $X,XXX seller credit; however the final CD reflects a seller credit of $X,XXX.	4/15/2019: The borrower paid for tax adjustments on the Final CD. These can be included as part of the seller contribution. An addendum is not required. Please rescind this condition.	04/30/2019: Audit consulted with Compliance, and has determined that since the seller fee, in fact, did increase and is more beneficial to the borrower an addendum reflecting the seller increase is NOT required. Condition cleared.04/16/2019: Audit reviewed lender's rebuttal and disagrees. Addendum is required to match seller credit. Condition remains.	Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.85% Years on Job Borrower has 8.5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138628	177431eb-745c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score of 4.2.		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.85% Years on Job Borrower has 8.5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150749	d7bb987d-905c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score 4.5		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of XX%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123099	efc8bcfc-6534-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143502	f62bc6cb-93fc-4b85-840a-9424518c935c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		04/26/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/04/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.89%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301143502	53091102-ce5a-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Client Overlay Exception, Client to Review - Missing YTD XXXX and XXXX P&L Statements for borrowers business reflected onXXXX business returns (pg.147). Per appendix Q, Profit & Loss Statement is required in order for the loan to be classified as a Qualified Mortgage. Income not being used to qualify borrower.	04/22/2019: Please refer to the XXXX business tax returns for XXXXXXXXXX Inc. which indicates that it is the final return. Please rescind this condition.	04/22/2019: Audit concurs with the Lender Rebuttal, and has determined that the XXXX 1120S and K1 were both marked as "Final", therefore YTD XXXX and XXXX documents are not required. Condition rescinded.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.89%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301065714	dd09aad3-d018-e911-bd2f-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines /AUS require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing current bank statement for account # 3 from final 1003 dated < 120 days prior to note date.	01/22/2019: Please rescind this condition the statement is through XX/XX/XXXX and the $XXk EMD is backed out of available funds.1/17; Please rescind this condition. This is a XXXXXXXXXX XXXX XXXXXXX. The assets are good for 4 months which follows XXXXXX XXX guidelines
01/22/2019: Audit re-analyzed the assets within the loan file, and has determined that the current statement located on page 233 is quarterly through XX/XX/XXXX with balance $XX,XXX.XX minus wire transfer of $XX,XXX for total of $XX,XXX.XX as per AUS. Wire transfer located on page 36 to another account included on AUS as assets. All assets have been verified within the original loan file and are sufficient for cash to close as per the AUS. Condition rescinded.   01/18/2019:  Audit reviewed Lender’s rebuttal and original loan file.  Statement for savings account #XXXX is dated XX/XX/XXXX - XX/XX/XXXX which is XXX days.  Statement is expired.  Also, balance on XX/XX statement is $XX,XXX.  Balance on XX/XX AUS findings is $XX,XXX.  Condition remains.
												Years on Job Borrower has 13.5 years on job. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.56% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 782				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301065714	e74c69d4-ea18-e911-bd2f-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Client Overlay Exception, Client to Review. Link to Overlays: Missing updated VOM for departure residence on final 1003 to evidence XX/XXXX mortgage payment was paid 0x30.	1/17; Please rescind this condition; The credit report reflects the 12 months history there are no lates reflected as of credit report date. Per XXXXXX XXX the 12 month payment history for REO properties is current as of credit report date. The over for XXXXXXXXXX 0x30 in the last 12 months is due to other conventional products offered allow 1x30 lates on credit report.
01/18/2019:  Per Client high balance overlay, no mortgage late payments allowed in last 12 months.  Per 11/19 credit report, date 01/18/2019:  Per Client high balance overlay, no mortgage late payments allowed in last 12 months.  Per XX/XX credit report, date last active is XX/XXXX.   Twenty-six months reviewed.  Mortgage statement in file reflects next payment due XX/XX/XXXX.  Application date XX/XX/XXXX with note date XX/XX/XXXX.  Per compliance, do not need updated history.  Condition rescinded.last active is 10/2018.   Twenty-six months reviewed.  Mortgage statement in file reflects next payment due 12/1/2018.  Application date 11/30/18 with note date 1/7/19.  Per compliance, do not need updated history.  Condition rescinded.
												Years on Job Borrower has 13.5 years on job. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.56% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 782				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301153956	641d953c-8f66-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	4/26/2019: please see attached	04/29/2019: Received attestation no affiliates. Condition cleared.04/26/2019: Received lender's affiliated business disclosure which was previously provided. Missing broker's disclosure or attestation. Condition remains non-material. Loan will be graded a B for all agencies.04/24/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301103236	5de1808d-dd57-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with a current paystub and W2. The loan file contains paystubs only. Copies of the Borrower's W2 is required to fulfill guidelines and QM requirements.		04.08.2018: Invalid finding. The borrower provided the final XXXX year-to-date pay stub which is acceptable to XXXX in lieu of the XXXX W2. Condition rescinded	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrwer has 7 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301132738	7ba0472b-304f-e911-bdd2-f4e9d4a75ba2	2814		QM/Non-HPML		Compliance		Missing Documentation	The XXXXXXXX XXX-XXXXXXXXX Compliance Certificate is missing from the loan file.		04/01/2019: Received XXXXXXXX XXX-XXXXXXXXX Compliance Certificate. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with X.XX months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 34.26%, loan qualified with DTI of 31.49%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132738	f5d810b2-b84d-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	03/29/2019: Please see the attached.	03/29/2019: Audit reviewed executed Closing Master Statement for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with X.XX months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 34.26%, loan qualified with DTI of 31.49%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153956	c0e68adc-8f66-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is a 5.0.		04/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301103236	5b10704d-64ad-454b-93af-fed1ac2c4df2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS of the Borrowers and Sellers Real Estate Brokers are missing. Provide re-disclosed CD and LOE to the borrower.		A Post Close CD corrected and added the NMLS and LOE. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrwer has 7 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123037	302ab1f7-ca4f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		03/28/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136945	fc0e537c-015b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 4.6.		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has a variance which is greater than maximum tolerance variance threshold of 10%. Due diligence firm to order CDA report.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177459	7d8b91fa-8b67-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		04/29/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027687	8888efbc-3705-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Primary Residence Borrower has resided in departure residence for 7 years No Mortgage Lates UW Guides require 0 x 60 days late in the most recent 12 months; credit report verifies xx months with no late payments. Years in Field Borrower has 5 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301027687	9310602a-2105-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score 3.0		12/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence Borrower has resided in departure residence for 7 years No Mortgage Lates UW Guides require 0 x 60 days late in the most recent 12 months; credit report verifies xx months with no late payments. Years in Field Borrower has 5 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027687	084201be-5b05-e911-bd2f-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	The Home Warranty Fee in section E of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Primary Residence Borrower has resided in departure residence for 7 years No Mortgage Lates UW Guides require 0 x 60 days late in the most recent 12 months; credit report verifies xx months with no late payments. Years in Field Borrower has 5 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301027687	e3a7edd4-3605-e911-bd2f-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property tax calculation for subject property missing from file.	12/27/2018: Please clear this condition; The taxes are calculated at 1.25% plus the XXXXX-XXXX for a XXXXXXXXXX purchase.	12/28/2018: Audit has consulted with Compliance and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax, it is an acceptable industry standard practice to use X.XX% of the sales price for the annual property tax amount for XXXXXXXXXX purchases. Difference would not put DTI > 43%. Issue is non-material and loan will be graded a B.	Years in Primary Residence Borrower has resided in departure residence for 7 years No Mortgage Lates UW Guides require 0 x 60 days late in the most recent 12 months; credit report verifies xx months with no late payments. Years in Field Borrower has 5 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301003873	dfbc577f-38fa-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 3.		12/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301003873	b7ce3441-22fb-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301027687	8856c078-3a05-e911-bd2f-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A POC credit by broker for partial charges for the Credit Report was not reflected in section B of the Closing Disclosure despite evidence of credit for a portion of the Credit Report being paid by the broker in the file. The review fee should be disclosed in section B of the Closing Disclosure. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Primary Residence Borrower has resided in departure residence for 7 years No Mortgage Lates UW Guides require 0 x 60 days late in the most recent 12 months; credit report verifies xx months with no late payments. Years in Field Borrower has 5 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123684	0c861675-fa4b-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	AUS (DU) require prior year W-2 or a standard Verification of Employment. File missing either prior year W-2 or standard WVOE. Additional conditions may apply.		03/25/2019: Invalid finding. Per XXXX selling guide, the final year-to-date pay stub may be used in lieu of the most recent W-2 as long as adequate information is provided. A pay stub with a pay period ending XX/XX/XXXX which provides all YTD information was contained in the loan file	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729 Full Documentation Full Documentation loan DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.24%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301123684	9ebf19bc-c94c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking loan disclosure reflects it was sent and E signed by the Borrower.		03/27/2019: Lender provided initial CD dated X/XX/XXXX. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 729 Full Documentation Full Documentation loan DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.24%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150750	7b213d11-1461-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	The credit report reflected on the AUS is missing from the file. Additional conditions may apply.		04/24/2019: Received updated credit report with scores matching AUS findings. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years in Field Borrower has 10 years in field Years in Primary Residence Borrower has resided in subject for 10 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066088	99295b4d-f914-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 2.8.		01/14/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years on Job borrower has 3.25 years on the job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066088	143a3cef-96db-4552-930d-559b77623205	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX$) a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	01/14/2019: Please see attached document showing that the monthly tax amount is $X,XXX.XX. Please clear the condition.	01/14/2019: Audit reviewed property tax confirmation, and has determined that final CD reflects correct escrow amounts. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 12 months payment history with no late payments reported Years on Job borrower has 3.25 years on the job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301006711	2ddf6d49-66fd-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301015802	1d7488fe-4f09-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score 3.9		12/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301015802	8998fe0e-e909-e911-bd2f-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence the borrower is not the owner or <25% owner of "Associated Business" listed on XXXXX XXXXX report that was filed XX/XXXX. Additional conditions may apply.	01/04/2019: Please clear this condition as the XXXXX XXXXX report only states he is a XXXXXXX not an owner. The underwriter comments were inaccurate. I have attached the state's documents that do not show him as an owner.	01/04/2019: Audit reviewed XXXXXXXXX XX XXXXX documents, and has determined that sufficient evidence was provided to support the fact that the borrower has no ownership in the company reflected on XXXXX XXXXX. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301015802	7d5a6d02-f009-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower. Provide corrected CD and letter of explanation to the Borrower		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 20 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301138623	229589e4-ce67-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Settlement Agent license ID is missing. Provide re-disclosed CD and letter of explanation.	4/30/2019: please see revised cd email which was included in original credit upload, please rescind the condition	04/25/2019: A Post Closing CD in the loan file reflects the Settlement Agent's license ID number. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.88% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 59 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301138623	b3c6483d-cd67-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 30 business days prior to the note date. The VVOE is missing for both borrower's. Additional conditions may apply.		05/01/2019: Received VVOE for both borrowers dated within 10 days of the note date. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.88% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 59 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150750	1a0eef93-1661-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score 5.		04/24/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of XX%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Years in Field Borrower has 10 years in field Years in Primary Residence Borrower has resided in subject for 10 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177391	2f222fd9-d195-4d1c-a4be-fa02cce4a07d	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301012100	f01a3907-3405-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		12/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301012100	b7d81ae2-3305-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301012100	d9c6fe37-c905-437f-9920-543f2c881cdb	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120036	a1380c33-61d5-49b6-827a-381c9b71351b	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated X/XXX/XX and the Application is dated X/XX/XX.1/31/19.	05/02/2019: please see tracking showing the borrower received, please clear the condition	05/02/2019: Audit reviewed history, and has determined that said document verifies "SC Disclosures" but does not verify specific disclosure required. Finding is deemed non-material, loan will be graded a B for all agencies. Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301120036	d0feec5e-181e-4371-a7e1-5d9f2773ccfe	1749		QM/Non-HPML		Compliance		Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet not provided within 3 business days of application date. The Special Information Booklet was provided on X/XX/XX, the application date was X/XX/XX.	05/02/2019: please see attached tracking showing the borrower received, please clear the condition	05/02/2019: Audit reviewed history, and has determined that said document verifies "SC Disclosures" but does not verify specific disclosure required. Finding is deemed non-material, loan will be graded a B for all agencies.Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301154195	4f6e8433-0b65-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed for 11 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.	04/30/2019: Please rescind this. The borrowers self employment income is not being used to qualify therefore a VOB is not required.	04/30/2019: Audit reviewed the lender rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required, DTI includes negative income. Condition rescinded.	Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified iwth 50.80 months reserves. Years Self Employed Borrower has been self employed 11 years. Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301076931	83b39680-3d26-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 2.8		02/06/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301039898	022d8e5f-982b-e911-bd2f-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX and 2nd CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking disclosure reflects the CD's were sent and E consented. The CD in file dated XX/XX/XXXX is incomplete and cannot be used.	02/13/2019: Please see attachments	02/13/2019: Audit reviewed BOTH initial CDs, and has determined that documentation submitted is deemed acceptable. Tracking Disclosure within the loan file verifies when they were provided and when the borrower accessed them. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301125024	557203b2-364f-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results. The Mortgage Information is missing from the AUS in file. Additional conditions may apply.	3/28/2019: Please see the attached legible copy of the AUS Findings.	03/29/2019: Received legible copy of AUS findings. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score of 767 loan qualified with FICO of 680. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.20 months reserves. Years in Field Borrower has 7 years in Field.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301125024	8c7e8de9-364f-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of the lender's monthly tax calculation for the subject property is missing from the loan file. Additional conditions may apply.	3/28/2019: The taxes used are showing on the Title Commitment	03/29/2019: Lender provided explanation of property tax calculation. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score of 767 loan qualified with FICO of 680. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.20 months reserves. Years in Field Borrower has 7 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301125024	2381f013-d54c-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application. Additional conditions may apply.	3/28/2019: The mortgage statement that was provided for XXXX XX XXXX XXXXX reflects the YTD taxes disbursed and the YTD insurance disbursed to confirm that the monthly payment is escrowed to include both taxes and insurance.	03/29/2019: Audit reviewed lender’s rebuttal and original loan file. Mortgage statement, dated XX/XX/XXXX, page 52, reflects annual disbursement for insurance premium. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score of 767 loan qualified with FICO of 680. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.20 months reserves. Years in Field Borrower has 7 years in Field.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301136893	4ab67be2-0d5e-486f-b122-8f3b6fbe3f5d	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure: Total Closing Costs = $XX,XXX.XX and Cash to Close = $XX,XXX.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates Total Closing Costs = $XX,XXX.XX and Cash to Close = $XX,XXX.XX. Provide re-disclosed CD and letter of explanation.		04/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301123674	73e207b3-9f5f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.4.		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXXX has variance which is less than maximum tolerance variance threshold of XX%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070223	9631fc31-adb2-4732-a018-aff49950d898	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX include the amounts of P&I , MI, Estimated Escrow & Estimated Total, the calculated payment amount is Years 1 - 30 $X,XXX.XX UW includes Estimated Escrow payment difference from $XXX.XX to $XXX.XX. The lender did not include the Estimated Escrow amount for the Homeowners Insurance of $XXX.XX. No Cure.	02/14/2019: Please see revised CD lox, trcking. Please clear the condition	02/14/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070223	5765a613-472a-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report missing from the file. CU score is 2.9.		02/08/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300994351	88dbc5e9-4710-e911-bd2f-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years. The loan file contains a XXXX W-2 and WVOE with XXXX YTD, XXXX, and XXXX income for the Borrower. XXXX W-2 was not provided and XXXX income was not reflected on the WVOE for the Borrower. XXXX income is required to fulfill QM requirements.	01/09/2019: Please rescind this. The XXXX W-2 is not required under Appendix Q or the DU. I have attached the verification of employment for XXXXX from X-X-XX to X-X-XX that was in the original file sent.	01/09/2019: Audit reviewed the Lender Rebuttal, as well as income documents, and has determined that Appendix Q requires the creditor must verify the consumer's employment for the MOST RECENT two FULL years. Employment history has been verified for the most recent two years via VOE. Salaried income is NOT required to be verified for the MOST recent two years. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809 Years on Job Borrower has 19 years on job Years in Field Co-Borrower has 13 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300994351	0d375e16-2a10-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. The Title Insurance Credit in section L of the final Closing Disclosure should be reflected in section C. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809 Years on Job Borrower has 19 years on job Years in Field Co-Borrower has 13 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070223	5846f08b-ed85-4c18-90bf-74b77e9a3080	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX .	02/14/2019: Please see revised CD lox, trcking. Please clear the condition	02/14/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301149485	3990f38c-b05b-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results.	04/16/2019: please see attached please clear the condition04/16/2019: please see attached aus. please clear the condition	04/17/2019: Received AUS findings. Condition cleared. 04/16/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.	FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 723. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualifed with Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301027618	534eb48a-920e-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123109	c51335e7-a649-e911-bdd2-f4e9d4a75ba2	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement, and security deposit for the borrower's departing residence. Per appendix Q , current lease/rental agreement, and security deposit documentation is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.	04/01/2019: Please see the attached lease agreement and proof of security deposit.	04/01/2019: Audit reviewed executed Lease for departure residence, as well as evidence of deposit, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 799. Years on Job Borrower has 7 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123669	eefe86cb-ca5f-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX is reflected on final Closing Disclosure , however the tax amount does not correspond with the monthly tax amount of $XXX.XX on the property report. Provide evidence of tax calculation. Additional conditions may apply.	4/18/2019: Please see the attached tax bill. The correct taxes are $XXX.XX/mo as shown on the Final CD. The DTI improves from 22.29% to 22.28%. Not required to re-run DU unless the DTI changes within 3%.	04/19/2019: Received tax record information sheet verifying lender used property tax. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 18.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.28% Years on Job Borrower has 5.17 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123669	c5f2eb30-793b-48c3-9447-bec6815fa2ce	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure was for the incorrect amount. Provide corrected CD and LOE to the borrower.	04/24/2019: On the XX/XX was corrected to reflect $XXX in the borrower column and $X.XX in the Paid by Other column for a total of $XXX.XX. Please rescind condition as this was provided with the loan package.	A Post Close CD reflects correction and paid by lender and LOE. The loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 18.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.28% Years on Job Borrower has 5.17 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301155651	b101a834-58ab-4f5d-9ef5-51d72dd86e1c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/06/2019: please see attached	05/06/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/01/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301155651	0fc5fd0f-0b6c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score 3.0		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301025404	6e62db4c-7b04-e911-bc73-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal credit reflected in section L of the final Closing Disclosure should be reflected in section B in the Lender Paid column. Provide corrected CD and letter of explanation to borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301025404	2fdb6d36-7b04-e911-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk of 3.		12/31/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301035227	3a7d009c-8914-e911-bd2f-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Revised CD to correspond with COC dated XX/XX/XXXX for increase to loan amount and sales price.	01/14/2019: Please see the attached CD and trid history which shows it was given to the borrower for COC. please clear the condition	01/14/2019: Audit reviewed CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119985	ee50d6cb-0957-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	04/10/2019: Please see the attached.	04/10/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.93% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 30 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119985	68429dac-0957-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender guidelines require all net equity funds be verified with a photocopy of the Settlement Statement. The Final Settlement Statement is missing from the file.	04/10/2019: Please see the attached.	04/10/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.93% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 30 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119985	aee6f1d3-df57-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed.	04/08/2019: Please see attachment	04/08/2019: Audit reviewed executed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.93% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 30 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123010	7d4a0ecf-ea4b-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	04/10/2019: Revised appraisal attached03/27/2019: The parcel ID is XXX-XXX-XXX-XXX which is correct on the recorded mortgage. The legal description of XXXX on the appraisal matches the legal description on the title commitment.	04/10/2019: Audit reviewed revised Appraisal with APN corrected, and has determined that documentation submitted is deemed acceptable. Condition cleared. 03/27/2019: Audit re-analyzed loan file, and has determined that the Appraisal reflects an incorrect APN of XXX-XXX-XX-XXX. Verified with County Tax Collector that no such parcel exists. Correct parcel of XXX-XXX-XXX-XXX is reflected on the Mortgage and Title. Provide corrected page one (1) of the Appraisal. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 46 months reserves Years in Field Borrower has 20 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.18%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301151452	7f5d2725-8129-4b2c-aa49-000537f70bd8	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	04/29/2019: Please see attachment	05/01/2019: Lender provided attestation for this loan. Condition cleared.04/25/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301150755	5d7493c6-5d6d-4da3-afc6-d990c7de0bcc	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Property Taxes and Supplemental Property Taxes in section H of the final Closing Disclosure belong in section E of the final CD. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301011487	0f55bf90-48f2-e811-bdb4-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing borrower executed affiliated business disclosure and evidence of disclosure within three days of the application; additional conditions may apply		Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301150735	e76ae5de-4268-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 5.0.		04/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123004	5439ecc3-8752-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300983462	9aad2c61-af11-e911-bd2f-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	Guidelines required a VVOE within 10 business days prior to the note date. The VVOE is missing for both borrowers.	01/10/2019: VVOE	01/10/2019: Audit reviewed the VOE documentation for both borrowers that was submitted, and has determined that the documents provided were within 10 days prior to the Note date. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 12.56 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300983462	930b5be9-cf4a-4725-8eab-150b9f3b808f	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE datedXX/XX/XXXX reflects no final Appraisal Re-inspection fee and no resulting COC for any subsequent disclosures. The final CD reflects an Appraisal Re-inspection fee of $XXX resulting in a $XXX.XX refund due for cure. The final CD reflects a credit of $XX.XX however a $XX.XX refund is still due to the borrower. Provide corrected CD, evidence of Refund to the Borrower, LOE and proof of delivery to the borrower.	01/10/2019: LE and CIC	01/10/2019: Audit reviewed LE datedXX/XX/XXXX, as well as COC, and has determined that documentation submitted is deemed acceptable. Subject is a new construction, therefore the Appraisal Reinspection Fee is valid. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 12.56 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300983462	297abf52-6813-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of XX,XXX vs. the final CD reflects Estimated Cash to Close of $XX.XXX Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 12.56 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.89% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301012101	0b413eff-c3f9-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037843	c62925c2-aa19-e911-bd2f-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if data changes from time the AUS was last run. The most recent AUS dated X/XX/XXXX reflects proceeds per X/X/XXXX CD from sale of residence in the amount of $XXX,XXX,XX, however, borrower only received $XXX,XXX.XX Balance of proceeds was disbursed to a third person; unable to determine relationship to borrower. DU to be re-run. Additional conditions may apply.	01/21/2019: Please clear this condition; The AUS, 1008 and 1003 with corrected assets is attached.	01/21/2019: Audit reviewed updated AUS, as well as 1008 and 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 56 months payment history with no late payments reported for primary and rental properties Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.20 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XXXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301026591	87cafeae-dbe8-40f0-afff-9913cc5d30f0	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	01/09/2019: please see attached rate sheet, QM breakdown and lock confirmation were included in the loan package upload.	01/09/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters P340 and QM testing evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301026591	849fb972-7e3a-4012-a41c-f37d7563e25a	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037689	628c8511-9129-e911-bd2f-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Missing final settlement statement or final Closing Disclosure for departing residence to evidence net proceeds. The loan files contains a copy of an estimated settlement statement only.	02/21/2019: Attached please find the final settlement statement.02/11/2019: Attached please find the final settlement statement of the departing residence	02/21/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.02/11/2019: Audit reviewed Final Closing Disclosure, and has determined that said document is for the SUBJECT loan NOT the DEPARTURE residence. Provide Final Settlement Statement or Final Closing Disclosure for DEPARTING residence to evidence net proceeds (only estimate provided). Condition remains.	Years on Job Borrower has 19 years on job. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months payment history with no late payments reported Years in Primary Residence Borrower has resided in departing residnce for 9 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301037689	f86f937b-9029-e911-bd2f-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	The subject loan was funded in a dry funding state. Final settlement statement in file indicates a cash to close of $XX,XXX.XX vs. the funding CD which reflects a cash to close of $XX,XXX.XX with a discrepancy of $XXX. Provide a new funding CD and additional conditions may apply.	02/13/2019: Please see attachment	02/14/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.02/13/2019: Audit reviewed Post Funding CD, as well as Combined Final Closing Statement, and has determined that documents match each other and are deemed acceptable. HOWEVER, missing the Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.	Years on Job Borrower has 19 years on job. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 49 months payment history with no late payments reported Years in Primary Residence Borrower has resided in departing residnce for 9 years.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301143424	1f7ac664-9551-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Estimated, copy in file. Additional conditions may apply.	04/03/2019: Please see the attached.	04/03/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742 Years on Job Borrower has resided in subject for 17.08 years DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.72%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123408	bd8a27de-d04c-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements. The loan file is missing 2 consecutive months statements from Account #1 listed on final 1003.	4/5/19 Please see page 343-350 for 2 months statements. If this is not what you are looking for please state exactly what you are requiring. The other two assets do not require a 2 months bank statements.	04/08/2019: Audit reviewed Lender’s rebuttal and original loan file. Note: pages 343-350 are not bank statements. The account in question is the brokerage account. This is a high balance loan. Per AUS, one statement required. Account passes 80/20 rule, evidence of liquidated is not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years on Job Borrower has 11 years on job Reserves are higher than guideline minimum AUS requires 2.75 months reserves, loan qualified with 60.1 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301003614	12cf08cf-08f4-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301028911	1112e0df-4ef2-4b3c-8973-9d25efb0844b	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301066122	34f4e719-1680-41db-8832-e1a712a2d505	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed XXXX by more than one percentage point or up to one point if the rate does not exceed XXXX by more than two percentage points.	01/17/2019: emailed investor for recission, XX results showing the par rate were included in the original upload. See attached and please rescind the condition	01/17/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence on p282 of original loan file) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301083797	ef088b75-bc2f-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		02/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301084936	a235221f-ca02-4bad-a917-707c509faab2	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301153988	1f6b0ccd-3e5d-e911-bdd2-f4e9d4a75ba2	1459		QM/Non-HPML		Credit		Failure to Obtain Divorce Decree/Child Support Agreement	The XXXXX XXXXXXX was not addressed for the Co-borrower; the application indicated a XXXXXXXXX XXXXX and the credit report referenced a prior collection account for XXXXX XXXXXXX. The tax return indicates XXX XXXXXXXX on the prior years' taxes.	4/18/2019: The co-borrower marked that he is not obligated to pay XXXXX XXXXXXX or XXXXXXX on his 1003. The Credit Report does not reflect that the XXXXX XXXXXXX is a collection, it shows as closed. Additionally, we are not required to obtain a XXXXXXX XXXXXX based solely if the borrower has XXXXXXXXXX on their tax returns. Please rescind this condition.	04/19/2019: Audit reviewed lender's rebuttal and original loan file. No further documentation is required. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.40 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301071609	94cb8ed1-8f56-4090-9868-8f8e68e956a1	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 – 30 $X,XXX.XX, the calculated payment amount is Years 1 - 30 $X,XXX.XX. The lender used the incorrect amount of $XXX.XX for taxes vs the actual amount of $XXX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	03/18/2019: Attached please find the TW that shows the XXXX taxes are XXXX.XX and the $XXX.XX was just a worksheet for qualifying purposes.	03/18/2019: Audit reviewed the Lender Rebuttal, and has determined that calculations for property tax amount was validated by the lender via title commitment. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301071609	63981a9d-cdc3-43a1-90b4-83baec35d0f6	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided		Finding Deemed Non Material and will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301071609	c2b8a2c5-d611-47bd-a043-71f329c38dad	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	03/18/2019: Attached please find the TW that shows the XXX taxes are XXX.XX and the $XXX.XX was just a worksheet for qualifying purposes.	03/18/2019: Audit reviewed the Lender Rebuttal, and has determined that calculations for property tax amount was validated by the lender via title commitment. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301071609	6141659c-910e-440d-8c02-7e8da4a19bfd	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	03/18/2019: Attached please find the TW that shows the XXX taxes are XXXX.XX and the $XXX.XX was just a worksheet for qualifying purposes.	03/18/2019: Audit reviewed the Lender Rebuttal, and has determined that calculations for property tax amount was validated by the lender via title commitment. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301071609	b7090e48-1437-41be-a8c2-b149bd24cd86	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit not provided.		Finding Deemed Non Material and will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120005	38a55c21-1b43-4946-b321-834ab6022fc2	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX yearly for the HOA vs. the actual amount of $XX.XX per month. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301028816	ee09b35c-bd0e-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.5.		01/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301101260	8eae7517-5eba-4e2f-9548-fe67b6a294d4	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301026005	c2953205-8a1e-488c-aaa3-9466759f88cc	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	12/13/2018: See attached price sheet that was included in the credit upload. The price adjusters and broker paid comp were both listed on the lock confirmations in the loan file. Please rescind condition.
12/19/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.12/13/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet p516, Price adjusters p328 and Broker Paid Comp evidence) within the original loan file to verify Par Rate and Bona Fide Discount points does not contain the correct QM Breakdown that matches price adjusters/CD discount points. Provide QM Breakdown with PAR rate, correct QM fees include and correct QM test. Condition remains.
																3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301037679	ad5afad8-331f-e911-bd2f-f4e9d4a75a52	1431		QM/Non-HPML		Credit		Appraisal incomplete (missing map, layout, pages, etc.)	Evidence of Water Heater strapping was not reflected in the appraisal report. XXXX requires that the Appraisal must comply with, all federal, state, and local laws (e.g., statutes, regulations, ordinances, directives, codes, administrative rules and orders that have the effect of law, and judicial rulings and opinions), as well as any other items that affect the safety, soundness, or structural integrity of a property of which the lender may be aware.	02/06/2019: Please rescind this condition. Per investor: Hot water heater and CO detector will not be reviewed for HB loans or XXXX XXXXXX programs unless appraiser calls out deficiency and completes appraisal report as subject to	02/06/2019: Audit re-analyzed the Appraisal, loan program does NOT require additional verification. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301037679	60db54ef-421f-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOA Transfer Fee in section H of the final Closing Disclosure is missing the name of the payee. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 753 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.40 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301069075	70887103-55a7-466d-b066-23ac1d4993a7	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX > $XX,XXX.XX, the maximum points and fees permitted under QM, by XXX.XX.	02/05/2019: please see attached, please rescind as this was included in the loan docs uploaded	02/06/2019: Correction. Audit recalculated appraisal report fee and appraisal management company fee. Threshold $XX,XXX.XX vs. actual $XX,XXX a difference of $XXX.XX. Loan passes points & fees test. Condition rescinded. 02/06/2019: Audit recalculated appraisal report fee and appraisal management company fee. Threshold $XX,XXX.XX vs. actual $XX,XXX.XX a difference of $XXX.XX. Loan passes points & fees test. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301132740	9777cdcb-d44c-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the condo project was not provided.	04/12/2019: B4-2.1-01 and B4-2.1-02 states that a project review is waived for a detached condo. B7-3-04 goes into detail to state that XXXX will accept the individual unit insurance policy. We have already obtained the borrower’s H03 Policy which was provided. Acceptable policies must provide coverage for either the individual project or multiple projects.3/27/2019: A project review is not required on a detached condo project. Please rescind this condition.	04/12/2019: Audit concurs with the lender rebuttal, and has determined that subject is a detached condo and does not share walls, ceiling or garage with any unit. Borrower's Hazard Insurance coverage meets XXXX requirements for the loan program. Condition rescinded. 03/28/2019: Per Agency guidelines, the association must maintain a commercial general liability insurance policy and fidelity/crime insurance coverage for dishonest or fraudulent acts of anyone who handles or is responsible for funds held or administered. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.10 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 10 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301159162	dbc46370-275a-e911-bdd2-f4e9d4a75ba2	1693		QM/Non-HPML		Credit		Missing LOE	File contains two (2) hazard insurance policies with two (2) different effective dates. One policy reflects effective date which is same as the funding date; the other policy reflects effective date which is 7 days after the consummation date. Unable to determine which policy is the correct one. Additional conditions may apply.	04/15/2019: Attached please find the correct insurance policy.. The one dated XX/XX/XXXX was received before the closing was set.	04/15/2019: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before/on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with XX months reserves				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
301020310	13f0c86b-77fe-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301020310	459cd052-8efe-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 2.7		12/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123197	5c8165d8-c33e-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing XXXX personal tax returns and XXXX tax returns for Business A Schedule E Part II of XXXX tax returns. Additional conditions may apply.		03/07/2019: Received XXXX personal and 1120S tax returns and XXXX K-1. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.02% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves Full Documentation The loan is underwritten to full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123197	6260ead1-c33e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s Schedule C business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	03/19/2019: Sent to XXXX to Review this to clear it.3/12/19 Please clear this condition. If you only use the $XX,XXX on for XXXX and the $XXX,XXX= $XXX,XXX/XX is X,XXX.XX only changes the income by $XX.XX a month and does not change the ratios. A VOB should not be necessary as the Schedule C income being used is all from the company we have a VOB on.3/7/19 Please see the attached W-2 that was sent in the original file that is from XXXXX XXXXXXXXX XXX for $XXX,XXX for the exact amount on the Schedule C and we have a VOB for XXXXX XXXXXXXXX.
04/26/2019:  Documentation provided ties the Schedule C income to the 1120S business.  License for 1120S business provided.  Condition cleared.03/19/2019: Audit reviewed the Lender Rebuttal, and will await further direction from Client.03/13/2019: Audit reviewed Lender’s rebuttal and disagrees.  XXXX Schedule C does not reflect a business name.  It says self-employed.  It is not a pass through since the dollar amount does not line up with anything on XXXX 1120S.  Lender income $XX,XXX.XX vs. audit income $XX,XXX.XX with DTI of 40.68%.  Removing Schedule C income results in DTI > 43%.  Condition remains.03/07/2019:  Audit reviewed Lender’s rebuttal, document provided and original loan file.  W-2 not uploaded.  Received XXXX personal and 1120S tax returns.  There is no compensation of officers and no form 1125E for XXXX 1120S.  Schedule C for XXXX reflects self-employed with income of $XXX,XXX.   XXXX Schedule C reflects self-employed with income of $XX,XXX.  XXXX W-2 not provided, however, XXXX form 1125E reflects salary of $XX,XXX.  Please provide verification of business within 30 days of the note date.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.02% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves Full Documentation The loan is underwritten to full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123197	f09c08d5-c73e-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	Missing the LE dated XX/XX/XXXX. The addendum to the LE is missing from the loan file. Additional conditions may apply.		3/18/2019: Condition rescinded	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.02% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves Full Documentation The loan is underwritten to full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301123197	120432a4-c33e-e911-bdd2-f4e9d4a75ba2	2793		QM/Non-HPML		Credit		Missing K-1	Missing XXXX K-1 for Business A Schedule E Part II on XXXX tax return. If 25% or greater ownership, additional conditions will apply.		03/07/2019: Received XXXX K-1 for business A. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.02% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves Full Documentation The loan is underwritten to full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123197	0b695c16-c73e-e911-bdd2-f4e9d4a75ba2	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX did not reflects Title - Settlement or Closing Fee with no resulting COC for any subsequent disclosures. Final CD reflects a Title - Settlement or Closing Fee of $XXX resulting in a $XXX refund due for cure. Provided corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	03/11/2019: All of the title fees are in the 10% tolerance category as the borrower chose a title service provider that was on the Service Provider List. The total 10% tolerance fees do not exceed the 10% allowable cushion from the initial LE to the final CD. Please rescind condition.	03/11/2019: Audit re-analyzed LE, as well as CD, and has determined that the Section B (title fees) plus Section E (recording fees)fees on the LE and CD are within 10% tolerance of each other. No violation found. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.02% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3 months reserves Full Documentation The loan is underwritten to full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301035227	7dd63744-8914-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit disclosed in Section L of the final Closing Disclosure should be reflected in Section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301034156	637c72c6-9b16-e911-bd2f-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for departing residence on the final application not provided.	1/17; Please rescind this condition. The mortgage on the REO is XXX and XXX requires taxes to be escrowed.	01/18/2019: Audit reviewed Lender's rebuttal and credit report. XXX loans require escrow for taxes & insurance. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.5 months reserves Years in Field Borrower has 5 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301034156	308ccdb5-3818-e911-bd2f-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.	1/17; Please rescind this condition. The mortgage on the REO is FHA and FHA requires taxes to be escrowed.	01/18/2019: Audit reviewed Lender's rebuttal and credit report. FHA loans require escrow for taxes & insurance. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.5 months reserves Years in Field Borrower has 5 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301150044	bbaf6b4d-cdc1-4bd3-ab0c-1e11f177fee9	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	04/26/2019: please see attached signed initial escrow disc	04/26/2019: Audit reviewed Initial Escrow Disclosure, and has determined that documentation submitted is deemed acceptable. Condition cleared. 04/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016889	0017fd0e-5609-e911-bd2f-f4e9d4a75a52	1		QM/Non-HPML		Credit		General Credit Exception	Statement for XXXXXXXX-XXXX-XX monthly payment in amount of $X,XXX listed on asset statement not provided	01/11/2019: Please clear this condition. Our underwriters are instructed that if they find a potential debt on the asset statement the underwriter included it in the DTI to be conservative. XXXXXXX helps with XXXXXXX XXXXXXX and they have a XXXXXXXX XXXXX XXXXX who is listed as his XXXXXXXX on the XXXX XXXX. Facebook confirmed that she goes to the XXXXXXXXXXXXX XX XXXXXXX in XXXXXXX. This appears to be a lease payment for his XXXXXXXX which would not need to be included.	01/11/2019: Audit reviewed the Lender Rebuttal, and has determined that explanation is deemed acceptable. Re-analyzed Credit Report and Fraud Report, found no evidence this debt. Included in DTI to be conservative. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with over 13 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.46% Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016889	f01edf20-5671-4b56-bb67-1adbfa77e9d9	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	01/03/2019: Please see attachment	01/03/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with over 13 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.46% Years in Field Borrower has 20 years in Field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301016889	d5fed5c4-5509-e911-bd2f-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final CD/Settlement Statement from departing residence on the final application evidencing liens paid and netting sufficient cash to close and reserves was not provided. Additional conditions may apply.	01/09/2019: Attached please find the settlement statement from the sale of the present home.	01/09/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with over 13 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.46% Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016889	3830adbb-f209-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with over 13 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.46% Years in Field Borrower has 20 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301016889	488caa94-1964-4d49-8d88-2b367e939a12	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	The CD reflects Total Interest Percentage (TIP) of XXX.XX% vs actual TIP of XXX.XXX% with a difference of X.XXX% under-disclosed. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with over 13 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.46% Years in Field Borrower has 20 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301072539	608c0be0-252e-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score 4.5		02/13/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301124347	9fb43bfb-cf51-48d1-84e9-b90dfaa9bd8c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.		Finding Deemed Non Material and will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301124347	97c01c00-3529-484a-a5e2-4cd76024aab6	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit not provided.		Finding Deemed Non Material and will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301149993	2a133582-3027-4aa0-8f23-4c94603454eb	3174		QM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A	The XXX XXXXXXX and the XXXX fees paid to the Lender and reflected in Section B of the final Closing Disclosure should be reflected in section A. Provide corrected CD and letter of explanation to the Borrower.	04/19/2019: please see revised cd and lox, refund check to borrower. which was included in the original credit upload. please rescind the condition	04/19/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating will remain a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower has 20 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.17% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 725				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301020885	0d85f6b6-8cf9-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 2.6.		12/10/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301020885	70045759-2d50-439f-acac-450f7addd58c	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the Paid By Others column. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301006480	f477810a-fdf3-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301006480	9c176a9f-8b3e-4fb9-b532-a776808d9111	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an Appraisal fee of $XXX with no resulting COC for any subsequent disclosures. The final CD reflects an appraisal fee of $XXX with an invoice of $XXX resulting in a $XX refund due for cure. Provided corrected CD, evidence of refund to the borrower, LOE and proof of delivery to the borrower.		A Post close CD reflects lender paid cure of $XX to the borrower to match invoice. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301082617	95b8c684-2e3c-e911-bd2f-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	3/4/2019: Per the Tax Bill, the correct Parcel ID is XXX-XXX-XXX-X which is also showing on the Note. The legal description on the Appraisal and Title Commitment are matching. Please rescind this condition.	03/05/2019: Audit reviewed lender's rebuttal and agrees. Ending number is not an issue and legal matches on all documents. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 14 months reserves, loan qualified with 46.70 months reserves FICO is higher than guideline minimum Borrowers quaiified with a high FICO score of 740 Years Self Employed Borrower has 12 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301084693	14ca503a-4840-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 3.5		03/18/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300822482	7a7567eb-ef94-e811-931d-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Title-Owner's Title Policy in section H of the final Closing Disclosure is missing the name of the service provider and government entity assessing the tax. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066995	e7534019-6629-e911-bd2f-f4e9d4a75a52	2794		QM/Non-HPML		Credit		Missing W-2	AUS (DU) require 2 years' W-2. Two years' W-2 not provided. Missing XXXX W-2s for borrower and co-borrower. Additional conditions may apply.	02/13/2019: Please clear this condition with the attached.02/08/2019: Please rescind this condition as there are XXXX year end paystubs for both borrowers.
02/13/2019: Audit reviewed XXXX W2's for both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 02/08/2019: Audit re-analyzed the loan file, and has determined that XXXX accepts alternative documentation for the W2, such as the final year-to-date paystub, as long as adequate information is provided. Borrower paystub located on page 144 does NOT satisfy XXXX requirements due to the through date of XX/XX/XXXX, not end of year. Co-borrower paystub located on page 134 IS sufficient, as it is through XX/XX/XXXX. Provide BORROWER's XXXX W2 or Alternative documentation, such as an IRS Wage and Income (W-2) Transcript, a written Request for Verification of Employment (Form 1005 or Form 1005(S)) or the final year-to-date paystub. Condition remains.
												Years in Field Borrower has 15 years in field Years in Field Co-borrower has 12 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138875	dee880f9-cc56-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 136.2 months reserves DTI is lower than guideline maximum Loan qualified with 22.46 DTI Years in Field Borrower has 20 years in Field				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301138875	d371cbdd-e456-e911-bdd2-f4e9d4a75ba2	3293		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C)	The Title - Mobile Notary fee in section C of the final Closure Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 136.2 months reserves DTI is lower than guideline maximum Loan qualified with 22.46 DTI Years in Field Borrower has 20 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301138875	a73457af-f854-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Factor Score 3.0		04/23/2019: The AVM report value of $X,XXX,XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 136.2 months reserves DTI is lower than guideline maximum Loan qualified with 22.46 DTI Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138875	782cc34d-cc56-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	4/8/19 The condo was approved for limited review. Please see the attached approval of the condo.	04/09/2019: Lender addressed condo warrantability per Client requirements. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 136.2 months reserves DTI is lower than guideline maximum Loan qualified with 22.46 DTI Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138875	f7a67f60-cc56-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	Missing complete W-2. The XXXX W-2 in file does not reflect income. AUS requires prior year W-2 or Standard Verification of Employment (1005).	4/8/19 Please see attached XXXX Year End Paystub to satisfy the condition.	04/09/2019: Received year end XXXX pay stub in lieu of 2018 W-2. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 136.2 months reserves DTI is lower than guideline maximum Loan qualified with 22.46 DTI Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301069675	f75cd8ad-4d2a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects Title-Owners Title Insurance fee paid by the borrower in Section H without the (optional) designation. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301154143	3869c7a7-1b21-4fe7-acd6-9a54ba23b970	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	4/17/2019: please see attached toolkit please clear the condition	04/18/2019: Received Home Loan Toolkit. However, it is not dated, unable to determine if provided within 3 days of application date. Condition remains non-material. Loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301140004	6d1c9ba9-bee5-4ed5-86a7-2751058d91c5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301172486	0bab5ff3-5f6b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 3.8.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172486	ab6c95d9-8a6b-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300998040	ed7fd362-0502-e911-bc73-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 43%. Due to the miscalculation of net rental income, the actual DTI is 43.93%. The lender used a primary housing payment of $X,XXX.XX vs. the mortgage statement payment of $X,XXX.XXX for the borrower's previous primary residence..	12/18; Please rescind this condition; The escrow analysis was completed XX/XX/XXXX and provided in the initial upload. The mtg statement was dated prior to the analysis.	12/19/2018: Audit reviewed Lender’s rebuttal and original loan file. Mortgage statement dated XX/X and escrow analysis reflecting new, lower payment dated XX/X provided in original file. DTI 42.70%. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 12.10 months reserves Years on Job Borrower has 17 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301037807	c166dbbb-1041-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. The lender's disclosure History tracking reflects a Closing Disclosure provided X days prior to the consummation date. Additional conditions may apply.	03/14/2019: Please see attached. Please clear the condition	03/14/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301037807	5052ab5e-fd40-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the file with a collateral risk score of 3.5.		03/15/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.03/15/2019: The CDA report provided reflects an incorrect address street number of "XXX", the address on CDA does not reflect Note address street number of "XXX". Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301069677	d2be6561-6629-e911-bd2f-f4e9d4a75a52	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; “S” corporation signed copies of Federal business income tax returns for the last XXX years, with all applicable tax schedules. Signed business returns not provided for “S” Corporation business B on Schedule E, Part II of XXXX tax returns.		02/07/2019: Received signed and dated tax returns for Business B. Condition cleared.	Reserves are higher than guideline minimum loan qualified with 6.30 months reserves FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 765 Years Self Employed Borrower has 8 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301069677	0eec0e89-7b29-e911-bd2f-f4e9d4a75a52	825		QM/Non-HPML		Credit		Loan Amount Exceeds Guidelines	Client Overlay Exception, Client to Review - Loan amount of $XXX,XXX exceeds the maximum loan amount of $XXX,XXX allowed by the client.		02/07/2019: Updated matrix provided. Condition Cleared.	Reserves are higher than guideline minimum loan qualified with 6.30 months reserves FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 765 Years Self Employed Borrower has 8 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301119990	975c001f-9136-4586-827a-d2fe1276cc0b	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 38.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301119990	c18f5ec2-6d30-e911-bd2f-f4e9d4a75a52	1702		QM/Non-HPML		Credit		Missing 4506-T	The lender's guidelines require an executed 4506-T at or before closing. Executed 4506-T at or before closing not provided.	02/20/2019: please see attached	02/20/2019: Audit reviewed executed 4506-T, and has determined that documentation submitted was dated same day as consummation and is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 38.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301103236	b8f717f5-dc57-e911-bdd2-f4e9d4a75ba2	843		QM/Non-HPML		Credit		Failure to Obtain Flood Insurance	A flood insurance policy for the subject property containing the annual premium was not provided.	04/10/2019: please see attached flood insurance invoice. please clear the condition	04/10/2019: Audit reviewed Flood Insurance invoice, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrwer has 7 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301103236	71b8cb86-da56-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU score of 4.5.		04/08/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrwer has 7 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301103236	e7dd63ff-fc56-e911-bdd2-f4e9d4a75ba2	1621		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance	A hazard insurance declaration for the subject property containing the annual premium was not provided.	04/10/2019: please see attached property insurance invoice. please clear the condition	04/10/2019: Audit reviewed insurance invoice, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767 Years in Field Borrwer has 7 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154208	f9e5c34c-786a-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD e-signed and dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.		05/01/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154208	58e81576-b3ff-4310-b82b-634e9fdbd592	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. Missing the Initial CD dated XX/XX/XX as shown on the lender disclosure tacking sheet. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		05/01/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300925232	92d84fab-09ed-e811-bdb4-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	Lender guidelines reflects a DTI of 43%. Due to the miscalculation of debts and monthly taxes and insurance, the actual DTI is 43.20%. Lender used estimated monthly taxes and insurance of $XXX.XX; actual amount is $XXX.XX based on documentation in the file. In addition, Lender did not include a revolving debt with a monthly payment of $XX. File does not contain documentation evidencing payoff of debt.	11/29/2018: Please clear this condition. XXXXX statement reflects paid in full. and Disclosure agreement attached to show XXXXX is the same as XXXX.	11/29/2018: Audit reviewed AUS, as well as XXXX requirements, and has determined that the AUS line item #26 does NOT require a project review for this detached property located in a condo project. XXXX reflects that a detached unit in a new or established condo project waives the project review. Appraisal reflects no HOA or pending litigation. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 Years Self Employed Full Documentatiin Loan Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300925232	72952fb0-2fed-e811-bdb4-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	11/29/2018: Please rescind this condition. This is a site (detached) condominium and the appraisal states there is no pending litigation.	11/29/2018: Audit reviewed AUS, as well as XXXX requirements, and has determined that the AUS line item #26 does NOT require a project review for this detached property located in a condo project. XXXX reflects that a detached unit in a new or established condo project waives the project review. Appraisal reflects no HOA or pending litigation. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 Years Self Employed Full Documentatiin Loan Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300925232	f0ba3917-2387-493c-a54b-be122c750aaf	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX for the taxes and $XX.XX for the hazard insurance vs. the actual amount of $XXX.XX for taxes and $XX.XX for hazard insurance. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 Years Self Employed Full Documentatiin Loan Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300925232	ccf64b27-32ed-e811-bdb4-f4e9d4a75ba2	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated reflects an appraisal fee and credit report fee of $XXX.XX and $XX.XX with no resulting COC for any subsequent disclosures. The CD reflects an appraisal fee and credit report fee of $XXX.XX and $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	12/05/2018: The $XXX in included with the final CD tolerance. $XXXX. Please rescind condition.11/30/2018: Disagree - the tolerance of $XXXX includes the $XXX processing fee increasing from $0 to $XXX without COC . Also, the appraisal fee and credit report fee tolerance of $XXX.without resulting COC for increaseing fees is included within the tolerance cure of $XXXX.CD. $XXX + $XXX = XXXX
12/05/2018: Audit re-analyzed the Final CD, and has determined that the tolerance cure in Section J for $X,XXX was sufficient for the increase in closing costs. Condition rescinded.  11/30/2018: Audit reviewed the Lender Rebuttal, and has determined that the Appraisal Fee and Credit Report fee are subject to zero (0) tolerance. LE reflects Appraisal Fee $XXX and Credit Report Fee $XX, and Final CD reflects Appraisal Fee $XXX and Credit Report Fee of $XXX for a difference of $XXX to cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 Years Self Employed Full Documentatiin Loan Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300994218	c6d9a7fa-b689-4fd5-8468-486c506cdd5c	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	01/07/2019: Please see attachment	01/07/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 163.80 months reserves Years on Job Borrower has 30 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300994218	0696e817-060d-e911-bd2f-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	Lender guidelines reflect a DTI of 43%. Due to the miscalculation of income, the actual DTI is 43.29%. Received evidence of tax rate and value per county records. Monthly property taxes increased from $XXX.XX to $XXX.XX. Revised AUS and 1008 also provided. Recalculated DTI utilizing 2-year average bonus of $XXXX.XX = 43.29%. Recalculated DTI utilizing 3-year average bonus of $XXXX.XX = 43.32%. Lender calculated XXXX bonus as YTD through XX/XX/XXXX. Bonus should be calculated as annual.	01/03/2019: Please see attached recalculated tax information that should have been sent with the original file. The monthly tax estimate is now $XXX.XX that would make the ratio 42.88%with the bonus annualized. See attached 1008 with the changes. See attached explanation for tax and copy of the information need to justify it.	01/03/2019: Audit reviewed the Lender Rebuttal, as well as tax documents, and has determined that supporting documentation, via State Statutes for Exemption of homesteads, submitted is sufficient evidence to support monthly tax escrow amounts. Lender provided an itemized breakdown of the tax calculations including exemptions, DTI is 42.85%. Condition cleared.	FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 163.80 months reserves Years on Job Borrower has 30 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300994218	62111c8b-3ffe-e811-bc73-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of the property tax rate calculation for the subject property is missing. Additional conditions may apply.	12/27/18 The taxes for qualifying purposes were incorrect. The underwriter used the Discount from the XXXX Bill detail in the amount of $X,XXX.XX or $XXX.XX a month instead of the attached Est Value of $XXX,XX3 x the tax rate at .XXXXXXXX for a total of X,XXX.XX/12 is $XXX.XX. That brings the ratio to XX.XX. Attached please find the correct 1008, AUS and the tax rate and tax bill showing estimated value at $XXX,XXX.	12/31/2018: Received evidence of tax rate and value per county records. Revised AUS and 1008 also provided. Condition cleared.	FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 163.80 months reserves Years on Job Borrower has 30 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301006709	dfef8af9-9cf9-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301035771	acc26e1e-9c12-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301132242	0fceb43b-c354-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	4/16/2019: Please see the attached updated appraisal.	04/17/2019: Received corrected appraisal. APN numbers match. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years Self Employed Borrower has 12 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301132670	13093b6a-644b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		03/29//2019: CDA provided reflecting a value of $X,XXX,XXX which is a -X.X% variance. Variance within acceptable tolerance. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Years in Field Borrower has 8 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148428	867e551a-555d-e911-bdd2-f4e9d4a75ba2	2664		QM/Non-HPML		Credit		Missing Purchase contract addendum	Missing purchase contract addendum reflecting Seller Credit of $XX,XXX as reflected on final CD. The addendum to contract in file and Seller CD both reflect the Seller Credit as $X,XXX.XX.	4/15/2019: The borrower paid $XXXX towards owner’s title policy which gets lumped on the Final CD as part of the seller credit. An addendum to the purchase agreement is not required. Please rescind this condition.	04/16/2019: Sales contract reflects a seller credit of $X,XXX. Section 8.1 states the seller will select the title company to furnish owner’s title at the seller’s expense. Owner’s policy $XXXX + seller credit $XXXX = $XX,XXX. Owner’s title fee located in Section H of buyer’s & seller’s CD. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.70 months reserves Years in Field Borrower has 10 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301148428	eaf172ad-825c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU risk score 4.4		04/23/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of XX%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.70 months reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150011	e48de700-7c54-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 4.7.		04/04/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301017476	690cc8b6-7713-e911-bd2f-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines
Lender guidelines reflects a DTI of 42.66%.  Due to the miscalculation of debts by not including two credit cards, the actual DTI is 47.91%. Credit report dated XX/X/XX reflects Revolving account with a balance of $XX,XXX and monthly payment of $XXX which was not included in the DTI calculation.  Although the file indicates a revolving account was paid off on XX/XX/XX, the account #’s do not match the credit report, the previous balance does not match and total credit limit does not match; Lender did not provide verification that the two accounts were one and the same. Additionally, another revolving debt reflects current balances as of XX/XX/XX as $XXX and minimum payment due of $XX.XX. File is missing credit report dated XX/XX/XX verifying all debts were paid off prior to loan consummation. DTI cannot exceed 43% for the loan to be classified as a Qualified Mortgage.
										01/16/2019: Please clear this condition; The credit report dated 11/12 is attached; XXXXXXX #XXXX was previously on the credit report matching the XXXXXX account with the exact same credit limit. The XXXXX account last reported XX/XXXX. You can see the increase in credit limit from XXXXXX on previous credit report went from $XXXXto $XXXX. & The XXXXXX XXXX #XXXX limit increased on the credit report to $XX,XXX.XX to match the statement to verify it is the same account as the statement provided and paid in full.	01/16/2019: Audit reviewed UPDATED Credit Report, as well as supporting documents, and has determined that documentation submitted is deemed acceptable. Credit Report matches AUS and DTI is 42.79%. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691 Years Self Employed Borrower has 18 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.09 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301017476	2794a0a3-7713-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		01/18/2019: A CDA report reflecting a value $XXX,XXX,,XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691 Years Self Employed Borrower has 18 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.09 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301017476	b36d7712-0114-e911-bd2f-f4e9d4a75a52	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	File is missing credit report dated XX/XX/XXXX with middle FICO score of 745.	01/16/2019: Please clear this condition the Credit report is attached;	01/16/2019: Audit reviewed UPDATED Credit Report, and has determined that documentation submitted is deemed acceptable. Credit Report matches AUS and DTI is 42.79%. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691 Years Self Employed Borrower has 18 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.09 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301017476	a26546ed-fd13-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691 Years Self Employed Borrower has 18 years Self Employed Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 59.09 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300994360	1b377a31-96e2-44e4-b044-17a53ad8ac2e	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the lender paid column. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301080120	3154310a-db3a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOA Transfer Fee in section H of the final Closing Disclosure was paid to the title company and not the actual HOA. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301153984	9525e929-2461-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Borrowers XXXX XXXXXX XXXXXX is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.50 months reserves. Full Documentation Loan is a Full Documentation loan.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123431	41d90966-fc44-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD e-signed & dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	03/20/2019: please see attached CD	03/20/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123431	1365e28f-63b0-43cf-8eab-6f35a51f5825	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301132670	ea4d98e5-de4b-e911-bdd2-f4e9d4a75ba2	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The most recent statement for the checking account on final application reflects a deposit of $XXX,XXX. There is no evidence in the file documenting the source of the deposit.	04/10/2019: A cash flow analysis is only required if it’s a business asset account being used. We can determine the cash flow analysis though by using the balance sheet (attached). The assets are equal to the liabilities therefore we can confirm the business is stable and business assets can be used03/29/2019: The source of the large deposit is the borrower’s employer –XXXXXXXX.	04/10/2019: Audit reviewed evidence of business cash flow analysis via Balance Sheet, and has determined that documentation submitted is deemed acceptable. Condition cleared. 03/29/2019: Audit reviewed the Lender Rebuttal, and had determined that due to assets being derived from a Business account, the lender must perform a business cash flow analysis to confirm that the withdrawal of funds for this transaction will not have a negative impact on the business. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.22% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784 Years in Field Borrower has 8 years in field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301139795	e15a2860-7b5c-e911-bdd2-f4e9d4a75ba2	10		QM/Non-HPML		Credit		Failure to obtain 2nd lien note	Second lien Note not provided.	04/16/2019: please see attached please clear the condition	04/17/2019: Lender provided HELOC. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies XX months’ payment history with no late payments reported Years in Field Borrower has 19 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301139795	089758b2-7b5c-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrowers' income is required to be documented with W2's for the prior year. The loan file contains Prior Year W2's for Borrower and Co-Borrower Job 1 and 2. Copies of the Co-Borrower's Prior Year W2 for Job 3 are required to fulfill guidelines and QM requirements.	04/16/2019: The borrower was 1099. Please see the attached.	04/17/2019: Lender provided 1099 for employer #3. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies XX months’ payment history with no late payments reported Years in Field Borrower has 19 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143516	b910edfa-2661-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed for 7 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor. Missing copy of business licenses or letter from CPA for all self employed business.	04/29/2019: Please rescind this condition. The only self employed income we are using is from X-XXXX XXXXX and the VOB is sufficient in the file. from XXXXXXX Corporation XXXXXXXXXX and the other businesses do not require a VOB as income is not being used.	04/29/2019: Audit reviewed the lender rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 752. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.80 months reserves. Years in Field Borrower has 6 years in Field.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301150575	aedbb04f-db57-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301035225	6c3d8e4f-0914-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301133970	1279a2be-2439-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.13% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301073883	8dcdc85d-d835-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 4.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Years in Field Borrower has 15 years in Field Full Documentation Full doc loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301073883	d60cf9fb-0336-e911-bd2f-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	Missing evidence documenting the transfer of $XX,XXX.XX in gift funds.	03/01/2019: Attached please find the receipt of gift funds.	03/01/2019: Audit reviewed Settlement Agent verification for receipt of deposit, and has determined that sufficient evidence was submitted for gift funds. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 794 Years in Field Borrower has 15 years in Field Full Documentation Full doc loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147122	5fbd86dc-8954-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The final CD is present in the loan file, however, page 5 is missing.	04/10/2019: please see cd including page 5. please clear the condition	04/10/2019: Audit reviewed executed, complete copy of the Final CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147122	bbbfa63b-ec31-4763-ac26-1fc0401a597b	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section H of the Final Closing Disclosure is missing the payee for HOA Dues. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301153989	af283256-aa57-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee, paid to the lender, reflected in section B of the final Closing Disclosure should be reflected in section A. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301004658	b06e974c-94f8-e811-bc73-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Broker Affiliated Business Disclosure. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301004658	a4788eb6-baf8-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070506	0aeb1530-6225-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.5.		02/05/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301039573	e0ce461f-701a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Final CD, as well as Seller CD, did not attribute the Seller Credit to specific fees.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301039573	a696cd12-b115-e911-bd2f-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301039573	784172aa-c60c-4d34-81ed-8256fbf8a824	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	01/17/2019: Please see attachment	01/17/2019: Audit reviewed QM Testing which reflected a portion of the Seller credit applied to pay Discount Points, and has determined that documentation submitted is deemed acceptable. However, due to the Final CD and Seller CD not attributing the credit to specific fees, an additional finding was added for incorrect disclosure of fees. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301123167	12ec4d57-fa5a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.8.		04/23/2019: The AVM report value of $XXX,XXX.XX00 to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143412	90739d6c-9057-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. Collateral risk score of 3.3.		04/09/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.30% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691 Years in Field Borrower has 20 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301130566	163c157c-745f-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing complete AUS. Missing the Mortgage information section on page 1 of the AUS.	04/18/2019: See attached.	04/18/2019: Audit reviewed complete AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.8 months reserves Years on Job Borrower has 10 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301130566	3e6dfd42-6e5d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA is missing from the loan file. CU Risk Score 2.9		04/23/2019: The AVM report value of XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.8 months reserves Years on Job Borrower has 10 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143431	d4ac73c5-475d-e911-bdd2-f4e9d4a75ba2	1468		QM/Non-HPML		Credit		Failure to Obtain Verbal VOE	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers.	04/18/2019: This is a High Balance loan. We have VVOE’s for both borrowers dated XX/XX/XXXX which is within 30 days of the closing date. Please rescind this condition.	04/18/2019: Audit consulted with the Client, and has determined that the borrower VOE obtained within 30 days of Consummation date is deemed acceptable. Meets Appendix Q requirements. Condition rescinded.	DTI is lower than guideline maximum Loan qualified with DTI of 39.21% Disposable Income is higher than guideline minimum Loan qualified with disposable income of $X,XXX.XX FICO is higher than guideline minimum Loan qualified with 705 FICO				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301159195	9f3c2352-dc65-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.2.		04/26/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301011487	a67e51e6-88f2-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301029992	7de2b556-251f-e911-bd2f-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301016900	7cd0fab0-49fe-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301084605	eb85ae4a-07bd-43f3-b3cd-8b5c1b7da914	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX,XXX.XX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083021	9d08fa90-6165-4f64-af93-2dbcc43d985c	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee on the Post Close CD in the amount of $XX should of been paid by others. Provided correct CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 46.50 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 730 FICO DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 28.48% DTI				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083021	f04495db-88ad-4b39-97b5-98ef8d48ec3c	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The initial and consummation Closing Disclosures Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Letter of explanation and re-disclosed CD in file. The loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 46.50 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 730 FICO DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 28.48% DTI				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301132673	16192d95-4b5d-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS of the Sellers Real Estate Broker is missing. Provided re-disclosed CD and LOE to the borrower.	4/15/2019: This was already re-disclosed on the PCCD. Please rescind the condition	04/16/2019: Audit reviewed lender’s rebuttal and disagrees. The condition cannot be rescinded. Explanation letter and post consummation CD adding real estate broker’s license number located in file. Condition cleared. Loan will be rated a B for all agencies. A Post close CD added the NMLS and LOE to the borrower. The loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Years on Job Borrower has 7.75 years on job No Mortgage Lates Credit report verifies 31 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301132673	029f88ad-c35c-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close. The CD in file appears to be a draft as terms are incomplete. The CD was not executed or certified by the title agent.	4/15/2019: see attached	04/15/2019: Received executed settlement statement and seller closing disclosure. Lien paid, and sufficient funds verified. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Years on Job Borrower has 7.75 years on job No Mortgage Lates Credit report verifies 31 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132673	31a856fe-4b5d-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The XXXXXXXX XXXX-XXXXXXXXX Compliance Certificate is missing from the loan file.	4/12/2019: please see attached. Please clear the condition	04/15/2019: Received Illinois Anti-Predatory Compliance Certificate. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Years on Job Borrower has 7.75 years on job No Mortgage Lates Credit report verifies 31 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143430	0694871f-fc5a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 4.		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of XX%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133970	ec1ec22c-1439-e911-bd2f-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	03/03/2019: Please rescind this condition. The parcel ID is listed on the warranty deed as XXXXXX-XXXX. This also reflects on the appraisal. We can see the legal also matches up with the additional information in both title/appraisal that we have the same property across the board.	03/03/2019: Audit reviewed the Lender Rebuttal, as well as Mortgage, Title, Deed and Appraisal, and has determined that after a records search, via county tax collector website, the Mortgage and Title reflect the Geo number, whereas the Appraisal and Deed reflect the Folio/Account number as property identifiers. Both numbers are associated with the subject property and are deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.13% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301133970	f9ef6354-db39-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.13% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $X,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301067766	69299035-d116-e911-bd2f-f4e9d4a75a52	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	01/18/2019: Please clear this condition; The 1008 is attached;	01/18/2019: Audit reviewed Final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.35% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 813 Full Documentation Full documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149994	59a55e30-3552-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing CD dated XX/XX/XXXX as reflected on the Disclosure Tracking. Additional conditions may apply	04/05/2019: The CD issued on XX/XX/XXXX was not sent to the borrower but only to the title company to finalize the closing figures. Please clear the condition	04/05/2019: Audit reviewed the Lender Rebuttal, as well as Disclosure History, and has determined that said document reflects precheck packages to Title Company. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301144205	004d5539-8b66-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 2.8.		04/29/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301076932	09ff7899-3523-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provided corrected CD and LOE to the borrower.		A Post Close corrected Estimated Cash to Close. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301076932	399dc6b7-d720-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/30/2019: A CDA report reflecting a value $XXX,XXX. which is a 9.2% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301076932	120a6f5f-31fd-4ed6-96ba-393643a98547	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet/ home loan tool kit.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301151512	0171d3ba-855b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score is 4.		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151512	98bff05b-0ba6-45ae-a970-d36441dba702	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	4/12/2019: please see attached attestation letter. Please clear the condition	04/15/2019: Received attestation, correspondent has no affiliates. Condition cleared.04/10/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301021012	6849c2bb-33ff-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301021012	7bcc4d95-16ff-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is required in file. CU Risk Score is 2.8		12/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027553	efa732c6-f518-e911-bd2f-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results	1/17; Please clear this condition; The AUS is attached	01/18/2019: Received AUS dated XX/XX/XXXX. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710 Years in Primary Residence Borrower has resided in departure residence for 5 years. Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 3.4 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301027553	45f1b81c-db18-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Risk score is 2.7.		01/16/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710 Years in Primary Residence Borrower has resided in departure residence for 5 years. Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 3.4 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027553	fcceb6ef-f518-e911-bd2f-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Client Overlay Exception, Client to Review. Link to Overlays: Missing updated VOM to evidence First lien on REO property #1 on final 1003 was paid 0x30 and the first lien on departure property was paid 0x30.	1/17;Please rescind this condition; The report date is XX/XX and mortgage history on credit report reflects no lates in the last 12 months.	01/18/2019: Per Client high balance overlay, no mortgage late payments allowed in last 12 months. Per XX/XX credit report, date last active is XX/XXX. Sixty-six months, forty-four months and 47 months reviewed. Application date XX/XX/XX with note date X/X/XX. Per compliance, do not need updated history. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710 Years in Primary Residence Borrower has resided in departure residence for 5 years. Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 3.4 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301037817	193c6488-5629-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the file with a collateral risk score of 4.		02/06/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301084964	31b42faa-a2c4-411a-b4cd-6c9f0302ef68	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301137881	eaa0e2af-2157-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	04/10/2019: See attached04/08/2019: Please clear this condition based on the attached condo approval that was in our comments screen.	04/10/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.04/08/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.01% Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154143	1ec27084-92c5-44d3-a0d3-fc3b3b5ff0bf	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	4/12/2019: please see attached. Please clear the condition	04/15/2019: Received attestation correspondent has no affiliates. Condition cleared.04/10/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301027666	a8f48650-4d15-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		01/16/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027666	232ab27a-55ea-4182-8c5a-02399c79fcd2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The initial LE is required to be provided to the borrower within 3 standard business days of application. No cure.	01/16/2019: XXXX - LE	01/16/2019: Audit reviewed both Loan Estimates, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027666	7f5cd4f0-1a6e-4eb9-a0a8-78431d5d0c07	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Final CD is missing from the loan file. Only page 1 of the document was provided. No Cure - Missing document not provided.	01/16/2019: XXXX - Final CD	01/16/2019: Audit reviewed complete copy of the executed Final CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301083016	8b42f6ca-0494-4165-ac47-4dd565c3cdc8	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information is incomplete. The NMLS of the Mortgage Broker is missing. Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides does not require reserves, loan qualified with 10.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Years in Field Borrower has 30 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083016	d483963f-9451-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off. The CD in file is incomplete and not signed by the borrowers.	04/01/2019: Please see the attached.	04/01/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides does not require reserves, loan qualified with 10.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Years in Field Borrower has 30 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147137	a2ee789a-6255-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.3.		04/09/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years on Job Borrower has 11.75 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.70 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147137	d52ed961-2572-4a78-91ec-063efbb70e24	3168		QM/Non-HPML		Compliance		Revised LE provision timing requirement to consummation not met	The re-disclosed LE reflects an Issued Date of XX/XX/XXXX. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation.	04/09/2019: See attached Disclosure History showing the borrower acknowledged receipt onXX/XX/XXXX by clicking on the esign link. Please rescind the condition	04/09/2019: Audit reviewed electronic log showing e-delivery details for LE, when it was provided and when the co-borrower accessed it, and has determined that sufficient evidence was provided reflecting LE was viewed and acknowledged at least 4 days prior to consummation. Condition cleared.	Years on Job Borrower has 11.75 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.70 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147137	ced38d7b-f559-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. The XXXX tax return is missing the top portion of pages 1 and 2.	04/25/2019: Please see the attached	04/25/2019: Audit reviewed XXXX 1040 Tax Returns (pages 1 & 2), and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 11.75 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.70 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147137	e7f14e3d-865c-4d8c-a840-4ff78bd844ff	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Initial Escrow Disclosure not provided		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 11.75 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.70 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301139786	4da27714-c267-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		04/29/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150558	a8dd30f7-0a66-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Bank statements in file for bank account #1 reflected on the final loan application have expired. Final loan application and AUS (DU)reflects the assets, therefore, current two months statements required, Additional conditions may apply.	4/27/19 Attached please find the corrected AUS without these assets	04/29/2019: Lender requested removal of asset and provided updated AUS findings. Condition cleared.	Years on Job Borrower has 4.58 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150558	3ecbedc1-8467-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 2.9.		04/26/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years on Job Borrower has 4.58 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150558	f13000b1-1d66-e911-bdd2-f4e9d4a75ba2	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing verification of HOA dues for $XXX reflected on the final loan application and AUS (DU). Additional conditions may apply.	4/27/19 Please rescind this condition. The XXX5 is on the attached XXXXXX XXXXXX report that was in the original upload.	04/29/22019: Audit reviewed lender's rebuttal and agrees. Evidence of HOA dues located on 3rd party fraud report. Condition rescinded.	Years on Job Borrower has 4.58 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301150558	1b579b08-0e66-e911-bdd2-f4e9d4a75ba2	853		QM/Non-HPML		Credit		Failure to Obtain Second Lien Note	Second lien Note not provided. File contains Loan Approval from second lien holder.	4/26/2019: please see attached 2nd note. Please clear the condition	04/29/2019: Received second lien note. Condition cleared.	Years on Job Borrower has 4.58 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155624	f5f83409-c065-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from property #1 on schedule E evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply. Copy in file is not signed/cert true final.	04/29/2019: See attached	04/29/2019: Audit reviewed true and certified copy of the Seller CD for REO, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 53.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 , loan qualified with FICO of 769 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.03%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300905928	52828e28-45dc-e811-bdb4-f4e9d4a75ba2	913		QM/Non-HPML		Credit		Missing appraisal completion certificate (442)	Missing appraisal completion final inspection form with interior photos. The appraiser reflected the appraisal "AS-Is" however; the water and gas were not on and functioning at the time of inspection. The kitchen appliances and water heater were not installed. A completion certificate is required and additional conditions may apply.	11/07/2018: Please rescind. The appraisal is marked 'as is' and no repairs were required. This is not in violation of Appendix Q or XXXXXX guidelines. I have also provided the builders certificate the home was completed as additional support.11/05/2018: Please rescind. The appraiser marked the appraisal 'as is' and it is not a requirement for utilities to be functioning on a XXXXXXXX loan.
11/07/2018: Audit reviewed supporting evidence to verify completion, and has determined that the "Building Final" reflects "passed" for all inspections for Plumbing, Mechanical and Electrical. Documents submitted are deemed acceptable. Condition cleared. 11/05/2018: Audit reviewed the Lender Rebuttal, and has determined that the appraiser comments state that the "water and gas were NOT on and functioning at the time of inspection. The kitchen appliances were NOT installed, water heater was NOT noted, smoke detectors were NOT noted." Provide a Completion Certificate or a Certificate of Occupancy. Condition remains.
												DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 25.010% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 28.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300905928	f4628048-1ddd-e811-bdb4-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		A Post Close CD added the credit report fee paid by lender and LOE. The loan will be rated a B for all agencies.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 25.010% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 28.30 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300905928	03e20e9e-1ddd-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The title - Attorney Document Prep fee in section B of the final CD is missing the name of service provider. Provide corrected CD and LOE to the borrower.		A Post Close CD reflected the service provider and LOE. The loan will be rated a B for all agencies.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 25.010% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 28.30 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300905928	29734cce-1bdd-e811-bdb4-f4e9d4a75ba2	3283		QM/Non-HPML		Compliance		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording Fee was disclosed on LE as $0 and on the final CD as $XXX, exceeding the allowable 10% tolerance. A tolerance cure of $XXX is required. No evidence of tolerance cure provided in file. Provide corrected CD, evidence of Refund to the Borrower, LOE and proof of delivery to the Borrower.	11/08/2018: All of the title fees are in the 10% tolerance category as the borrower chose a title service provider that was on the Service Provider List. The total 10% tolerance fees do not exceed the 10% allowable cushion $XXXX.XX from the initial LE to the final CD ($X,XXX.XX on the initial LE vs. $X,XXX.XX on the final CD).	11/08/2018: Audit concurs with the Lender Rebuttal, and has determined that the total fees in applicable Sections do NOT exceed the 10% tolerance. No cure required. Condition rescinded.	DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 25.010% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 28.30 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301011509	2d014155-e278-41a9-ae78-f0137392c154	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301027658	991365ff-8eec-4588-9069-6b925838d8ba	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301027658	8fd6a5d1-a612-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The lender appraisal credit disclosed in Section L of the Closing Disclosure should be reflected in Section B of the Borrower’s final Closing Disclosure. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301069675	8690d3ec-90f6-4617-8d7b-4ada60fcff2f	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XXX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301069675	425319d5-b0bc-40ef-91e5-99626a392c93	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301069675	c6876347-6866-4a7f-964b-626f80863ea3	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301069675	a5eb87f4-588d-42a9-8fcc-1a34ca097b6c	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301084932	056faf76-63d6-40d6-8ec7-5a41f31019c7	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.15% FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 712 Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $XX,XXX.XX in disposable income				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301136936	e4d83967-6755-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. XXXX Signed business returns not provided for Business A on XXXX Schedule E Part II of XXXX tax return and XXXX Signed business returns not provided for Business B on XXXX Schedule E Part II of XXXX tax return.	4/5/19 Attached please find the XXXX Signed returns for Business A and proof the borrower no longer owns Business B.	04/08/2019: Received XXXX signed/dated tax returns for business A. Evidence Business B was sold provided. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves. Years Self Employed Borrower has 21 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136936	95c977ac-6655-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Missing XXXX W2 for Business A on XXXX Schedule E Part II of XXXX tax return. Additional conditions may apply	4/5/19 Please rescind this as the AUS requires the last two years W-2's and we have XXXX and XXXX.	04/08/2019: Audit reviewed Lender’s rebuttal and original loan file. Borrower’s XXXX W-2 income is verified on XXXX 1120S, schedule 1125E, page 214. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves. Years Self Employed Borrower has 21 years Self Employed.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301151042	a4b967d4-a460-e911-bdd2-f4e9d4a75ba2	1205		QM/Non-HPML		Credit		Missing Purchase Contract	All addendums to the purchase contract were not provided. Missing purchase contract addendum reflecting Seller Credit of $X,XXX.XX as reflected on Final CD. The addendum to contract in file reflects the Seller Credit as $X,XXX.XX.	4/22/2019: The seller concessions are $XXXX. The borrower paid for transfer taxes in the amount of $XXXX on the Final CD. Please rescind this condition.4/22/2019: The seller concessions are $XXXX. The borrower paid for transfer taxes in the amount of $XXXX on the Final CD. Please rescind this condition.	04/24/2019: Audit reviewed lender’s rebuttal, contract, addendum and closing disclosure. The addendum reflects seller to pay $XXXX towards buyer’s closing costs. Sales contract, item 7D, reflects seller to pay transfer tax. Credit $XXXX + transfer tax $XXXX = $XXXX which matches seller credit on closing disclosure. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0.5 months reserves, loan qualified with over 1.5 months reserves Years on Job Borrower has 19 years on job Full Documentation The loan is full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301151042	45b86dc5-a560-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.8.		04/24/2019: The AVM report value of $X,XXX.XXX.XX to appraisal value of $X,XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0.5 months reserves, loan qualified with over 1.5 months reserves Years on Job Borrower has 19 years on job Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301069679	ba758ea8-ef23-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU Risk Score 4.4.		02/01/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower self employed 7 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.64%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301065882	eaf4b1d6-1b6b-44db-a14d-9341b9947841	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves Years Self Employed Borrower has 10 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.11%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301065882	d24bd16c-f623-e911-bd2f-f4e9d4a75a52	1		QM/Non-HPML		Credit		General Credit Exception	The appraiser noted the subject property is missing a active CO detector and the cost to cure is $XXX.		02/06/2019: Audit re-analyzed the Appraisal, loan program does NOT require additional verification. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5 months reserves Years Self Employed Borrower has 10 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.11%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301172325	6077d198-f56c-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee listed in section B of the final Closing Disclosure does not list the name of the actual service provider. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301172325	91608f3a-3d6c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU risk score is 3.0		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300993816	8a73c2dc-abfc-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk score of 4.0		12/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300993816	08ffdd13-f7fc-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301003891	accbd044-9c03-e911-bc73-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker/Originator.		Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301003891	1f40a4f1-9e03-e911-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301136537	9654bc1d-2f52-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final CD from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	04/19/2019: See attached.04/16/2019: 1008 attached.04/11/2019: Please see the attached updated DU Findings. The DTI is still below 43%4/1/2019: This is a retained property. Please rescind this condition.
04/19/2019: Audit reviewed updated 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.04/16/2018: Audit reviewed 1008, and had determined that said document submitted is NOT the updated version to match updated AUS with DTI of 36.64%. Condition remains.04/11/2019: Audit reviewed updated Post Closing AUS, and has determined that documentation submitted is deemed acceptable. HOWEVER, missing updated 1008. Condition remains. 04/03/2019:  Audit reviewed lender’s rebuttal and original loan file.  AUS findings, page 261, and 1008, page 18, reflect DTI of 23.09%.  This does not include the PITI for departing residence.   AUS finding #14, page 264, has requirement for evidence of payoff of loan on departing residence.  DTI is 36.65% when including PITI for departing residence.  Please provide corrected AUS finding and 1008.  Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.09% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20% months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123115	2da9c391-b030-433d-8fee-d19a99aff6cb	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure section is incomplete. The NMLS of the Sellers Real Estate broker is missing. Provide re-disclosed CD and LOE to the borrower.		A Post Close CD added the NMLS and LOE. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.06%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualfied with FICO of 722. Disposable Income is higher than guideline minimum UW guides require $X.XX disposable income, loan qualified with $X,XXX.XX disposable income.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123115	cb0e674d-8e54-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results.	04/05/2019: please see attached	04/05/2019: Audit reviewed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 35.06%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualfied with FICO of 722. Disposable Income is higher than guideline minimum UW guides require $X.XX disposable income, loan qualified with $X,XXX.XX disposable income.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301136636	d10237b4-9454-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Additional conditions may apply.		04/04/2019: Received final, certified settlement statement reflecting liens paid and netting sufficient cash to close. Condition cleared.	Years in Field Borrower has 25 years in Field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 17 months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150744	d2fb1658-a154-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.8.		04/04/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301035774	d39a3d01-4550-4b8d-ad80-ebe08e942cac	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
										01/09/2019: Please see attached job aide. Please clear the condition	01/09/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301035774	7331d2d9-be0e-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX vs. the final Closing Disclosure reflects Estimated Cash to Close of $XX,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300995139	647cea81-050a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty (Optional) fee in section H of the final Closing Disclosure is missing the name of the service provider. Additionally, the Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months. loan qualifies with 99 0x30 lates reporting on the credit report Reserves are higher than guideline minimum UW guidelines require 10 month reserves, loan qualifies with 29 months reserves. FICO is higher than guideline minimum UW guidelines require FICO of 680 , loan qualifies with FICO of 787				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300995139	407fc73f-4509-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		12/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months. loan qualifies with 99 0x30 lates reporting on the credit report Reserves are higher than guideline minimum UW guidelines require 10 month reserves, loan qualifies with 29 months reserves. FICO is higher than guideline minimum UW guidelines require FICO of 680 , loan qualifies with FICO of 787				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300995728	3b431708-900e-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300995728	78c04a11-0d0d-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is missing.	01/04/2019: Please see pg 372 of loan file for a CU score of 2.1	01/04/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 372 with a Risk Score of 2.1, therefore no Appraisal review is required for subject loan program. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301020304	ccfa6a52-1e02-e911-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301020304	c000a9cf-2002-e911-bc73-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Initial CD. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.	12/21/2018: Please see attachments	12/21/2018: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301035933	6feaa393-7813-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301034287	8ee2a2a1-c319-e911-bd2f-f4e9d4a75a52	913		QM/Non-HPML		Credit		Missing appraisal completion certificate (442)	Missing 442 to verify utilities are on and functional in the main house.	01/21/2019: Attached is the final inspection.	01/21/2019: Audit reviewed Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.	Years on Job Borrower has 15 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.53%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301084363	fc5e82a2-765d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 5.0		04/23/2019: The AVM report value of $XXX,XX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.04/23/2019: The AVM report value of $XXX,XXXX to appraisal value of $XXX,XXX has a variance which is greater than maximum tolerance variance threshold of 10%. Due diligence firm to order CDA report.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301084363	f831577c-915f-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD's dated XX/XX/XXXX, XX/XX/XXXX and XX/XXX/XXXX as reflected on the Disclosure Tracking are missing from the loan file. Additional conditions may apply. No Cure.	04/26/2019: please see attached 4/18/2019: Attached is the X/XX and X/XX CD's as requested. Disclosure history doesn't reflect a X/XX CD, the X/XX was provided with loan package.
04/26/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.04/22/2019:  Received closing disclosures dated X/XX & X/XX.  Audit agrees there is no disclosure dated X/XX.  However, missing closing disclosure dated X/X.  Per COC, page 138, fees were updated and tracking history reflects closing disclosure sent and acknowledged X/X.  Condition remains.
																3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119982	77fce9d8-c054-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of the lender's monthly tax payment of $X,XXX.XX vs. X.XX% of the purchase price was $X,XXX.XX is missing from the loan file. Additional conditions may apply.	4/9/2019: please see attached revised cd, lox, tracking. Please clear the condition4/3/2019: This loan has an escrow waiver for taxes. Taxes in the amount of $XX,XXX used to qualify were miscalculated. The correct calculated amount should have been $XX,XXX.	04/11/2019: Received post consummation CD, air bill and explanation letter. Condition cleared. Loan will be rated a B for all agencies.04/05/2019: Lender responded the correct tax calculation should be $XX,XXX which is sales price x X.XX%. This results in incorrect figures on the PCCD. Page 5 of 5 reflects estimated property costs over 1 year of $XX,XXX vs. actual costs of $XX,XXX. Estimated taxes, insurance & assessments of $XXXX.XX vs. actual cost $XXXX.XX. Please provide explanation letter and revised closing disclosure. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO 744 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.80 months reserves Years in Field Borrower has 14 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301119982	f14e3be0-8353-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report was not provided in the loan file. CU Risk Score 2.9		04/03/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO 744 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.80 months reserves Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132671	24ac54ab-4952-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 3.1		04/01/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.20 months reserves Years in Field Borrower has 8 years in Field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132671	1a448166-3852-e911-bdd2-f4e9d4a75ba2	91		QM/Non-HPML		Credit		Failure to obtain Purchase Contract	A copy of the purchase contract was not provided.	04/10/2019: The sellers signed the last page of the Escrow Instructions. Please rescind this condition.4/2/2019: Escrow Instructions were obtained in lieu of a Purchase Agreement. This is acceptable in California.	04/12/2019: Audit reviewed Lender's rebuttal and agrees. The escrow instructions are signed by the seller. Condition rescinded.04/08/2019: Cleared in error. The escrow instructions are not signed by the seller. Per Compliance, the escrow instructions must be jointly executed. Condition remains04/08/2019: Compliance agrees the escrow instructions in lieu of the purchase agreement for XX is acceptable. Condition rescinded. 04/04/2019: Pending compliance review	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.20 months reserves Years in Field Borrower has 8 years in Field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301150038	a78ae69b-645a-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects cash to close of $XXX,XXX.XX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 22.02 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301150038	4096db6a-635a-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $X.XXX.XX is reflected on final Closing Disclosure , however the tax amount does not correspond with the monthly tax amount of 1.25% of the purchase price of $X,XXX.XX. Provide evidence of tax calculation. Additional conditions may apply.	4/16/2019: We are using the actual tax rate to calculate taxes: $X,XXX,XXX purchase price x 1.0892% + $XXXX.XX special assessment taxes.	04/17/2019: Lender provided explanation, using sales price x ad valorem tax rate of 1.0892% + special assessment. Total monthly taxes = $XXXX.XX. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 22.02 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150038	8905ae2b-8c58-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		04/10/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 22.02 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.40% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301003878	d7992e26-f902-e911-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in loan file.		12/21/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301003878	fba7b114-8f78-4109-ae4f-595ab069777d	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123099	81b0592a-6710-4ff3-bc4f-5e267cac7c66	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301134160	4502e9e9-b357-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The MERS Fee in section B of the final Closing Disclosure is missing the name of the service provider. Cure provided on post consummation CD.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301134160	cb225eb3-634c-4283-ba6a-394da1e66f4c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301134160	3ef1277a-b457-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/10/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155435	7998779e-a563-47d2-a017-e518c6707429	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is paid to the lender and not the actual service provider. Provided corrected CD and LOE to the borrower.	4/30/2019: please see attached revised cd lox trck. please clear the condition	05/01/2019: Received explanation letter, air bill and post consummation CD adding service provider to tax service fee. Condition cleared. Loan will be rated a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301155435	9d7b0448-7267-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 4.		04/29/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301137872	7dc080f1-7f51-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided. The loan does not meet the criteria for a Qualified Mortgage.	4/17/2019: please see attached	04/18/2019: Received signed/dated XXXX & XXXX personal tax returns. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.60% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 706 Years Self Employed Borrower has 5 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149991	ecb41621-d9e2-4af7-b306-f574c38003f1	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The CD dated XX/XX/XXXX reflects a credit report fee of $XX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a credit report fee of $XXX.XX resulting in a $XX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	4/4/2019: A tolerance cure of $XX.XX was given at closing for this. Please rescind the condition	04/05/2019: Audit reviewed lender's rebuttal and agrees. Closing and post consummation closing disclosures reflect $XX.XX tolerance cure. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301029960	6a71cfd8-ad04-e911-bd2f-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit disclosed in Section L of the final Closing Disclosure should also be reflected in the Paid By Others column in Section B of the final Closing Disclosure. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.10 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX in disposable income Years in Field Co-Borrower has 6 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301029960	69f149cf-ad04-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA was not located in the loan file with a collateral risk score of 3.7.		12/27/2018: A CDA provided reflecting a value of $XXXXXX which is a 0.0% variance. Variance within acceptable tolerance. Audit confirmed legal description on CDA matches mortgage and is deemed acceptable. Condition Cleared. 12/26/2018: A CDA provided reflecting a value of $XXXXXX which is a 0.0% variance however the APN on the CDA does not match APN on appraisal and mortgage. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.10 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XXXX.XX in disposable income Years in Field Co-Borrower has 6 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070217	59d1663f-3c40-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.3.		03/13/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070217	e061a2ba-f7f4-487d-b46d-f8732a7f973e	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301131002	3b79ae44-f456-e911-bdd2-f4e9d4a75ba2	60		QM/Non-HPML		Compliance		Document Error	The Note and Mortgage reflect the zip code of XXXXX which per the USPS.com belongs to the city of XXXXX XXXXX and not XXXXX. Please correct the note and mortgage in file. Additional conditions may apply.	04/15/2019: please see attached	04/15/2019: Audit reviewed Address Affidavit, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153787	22e1f4a4-255a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		04/16/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.04/09/19: CDA Received from Lender,	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11 month reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.13% FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 770				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153787	0b204c03-7638-44b1-9cdf-93be1bcc2792	2853		QM/Non-HPML		Compliance		Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for QM fails due to missing asset documentation.		04/16/2019: (Duplicate Finding) Audit concurs with the Lender Rebuttal, and has determined that sufficient evidence for 2 months bank statements was located on page 172 of the original loan file via XXXXXXXX XXXXXX attestation executed and stamped by bank representative, no balance change. Condition rescinded	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11 month reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.13% FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 770				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301153787	79c5117d-de63-4f92-ace5-918d7401b7da	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provide		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11 month reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.13% FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 770				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301153787	df8a47ab-255a-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	The AUS Approval requires 2 months' bank statements. The loan file is missing a second months bank statement.	04/16/2019: The teller noted on the statement that it covers X/XX/XX-X/XX/XX. It's also signed and stamped. This was provided with the initial loan delivery docs. Please rescind.	04/16/2019: Audit concurs with the Lender Rebuttal, and has determined that sufficient evidence for 2 months bank statements was located on page 172 of the original loan file via XXXXXXXXX XXXXXX attestation executed and stamped by bank representative, no balance change. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11 month reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.13% FICO is higher than guideline minimum UW Guides require FICO of 680 an qualified with FICO of 770				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301016434	f1a69d12-81f2-e811-bdb4-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	Evidence of the State of XXXXXXXX Anti-Predatory Lending Certificate is missing from the loan file.	12/03/2018: Please see attached recorded mortgage with State of XXXXXXXX Anti-Predatory Lending Certificate. Please clear the condition.	12/03/2018: Audit reviewed evidence of the XXXXXXXX Anti-Predatory Lending Database Program certificate of compliance, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016434	07227dc4-80f2-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be in section B. Provided re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300996442	efad4ae2-0dec-e811-bdb4-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing the most recent signed, dated individual tax returns for the most recent two years for borrower and co-borrower.	12/03/2018: Attached please find the full AUS findings.11/23; Please rescind this condition. The Borrowers are not self employed. The VVOE's already provided verify the Borrowers did not have any gaps in employment in the last 2 years.	12/03/2018: Audit reviewed complete copy of AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.11/27/2018: Audit reviewed Lender’s rebuttal and original loan file. This is a high balance loan. Per AUS, income must be documented by pay stub and prior year W-2 for co-borrower. It appears a page may be missing from AUS findings as borrower’s documentation requirements are not provided on the findings. Findings go from item #14 to item #16. Please provide complete AUS findings. Condition remains.	No Rental Lates UW Guides require 2 months reserves, loan qualified with 24.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.48% Years in Field Borrower has 20 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300996442	ad34f1ba-d201-42bf-a98b-831eb9e76577	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided. There is no acknowledgment of receipt on the part of the borrower. No cure.	11/23/2018: Please see attachment	11/27/2018: Received initial closing disclosure and evidence of acknowledgement. Timing requirement met. Condition cleared.	No Rental Lates UW Guides require 2 months reserves, loan qualified with 24.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.48% Years in Field Borrower has 20 years in field.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300996442	d3db305d-0cec-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing review appraisal.		11/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.	No Rental Lates UW Guides require 2 months reserves, loan qualified with 24.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.48% Years in Field Borrower has 20 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300996442	80742385-0eec-e811-bdb4-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	11/23; Please clear this condition. The final CD for the sale of REO is attached.	11/27/2018: Received certified final settlement statement. Borrower has sufficient cash to close plus reserves. Condition cleared.	No Rental Lates UW Guides require 2 months reserves, loan qualified with 24.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.48% Years in Field Borrower has 20 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300996442	9c41b9bd-70c6-4e7a-b580-aa344fb92433	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	11/23/2018: Please see attachment	11/27/2018: Received explanation letter, air bill and post consummation CD correcting estimated escrow. Condition cleared. Loan will be rated a B.	No Rental Lates UW Guides require 2 months reserves, loan qualified with 24.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.48% Years in Field Borrower has 20 years in field.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301020315	dc7f78aa-ef58-4b52-b23a-40aa4f551281	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $X,XXX.XX Years 1 - 30, the calculated payment amount is Years 1 - 30 $X,XXX.XX. No Cure.		12/14/2018: Audit has consulted with Compliance, and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax, it is an acceptable industry standard practice to use 1.25% of the sales price for the annual property tax amount for XXXXXXXXXX purchases. Difference would not put DTI >43%. Issue is non-material and loan will be graded a B.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301020315	6152bea8-81f2-4f40-8fcc-513f6974ee7d	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes & insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	12/11/2018: See attached email to XXXXXX to rescind;12/05/2018: Please rescind this condition. The taxes get reassessed in XX off the purchase price and can increase by 2% each year. That is why we use 1.25% rule of thumb. We would only question the 1.25% if the current tax bill is 20% higher than the 1.25%.11/08/2018: Please rescind this condition. per XXXXXXXXXX guidelines on a purchase, the amount on the CD reflects 1.25% of the purchase. XXXXXXXXXX Purchase Taxes are calculated at 1.25% $XXX,XXX.XX *1.25% =$X,XXX.XX Annual insurance premium is $XXX.XX Total $X,XXX.XX / 12= $XXX.XX
12/14/2018: Audit has consulted with Compliance, and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax, it is an acceptable industry standard practice to use 1.25%  of the sales price for the annual property tax amount for XXXXXXXXXX purchases.  Difference would not put DTI >43%.  Issue is non-material and loan will be rated a B. 12/11/2018: Escalated to Management for further review. 12/06/2018: Audit consulted with Compliance, and has determined that the subject loan is not a new construction but an existing dwelling with an actual age of 3 years.  Therefore, the tax value verified through the reasonably reliable third party source (Preliminary Title Report - $X,XXX.XX) was utilized in determining the monthly tax amount.  Lender’s property tax escrow calculations are based off of the methodology for a New Construction which does not apply to the subject property.  Condition remains. 12/05/2018: Escalated to Compliance for further review. Pending, condition remains.12/04/2018:  Audit reviewed Lender’s rebuttal and disagrees.  Subject property is not new construction.  Per appraisal, actual age of property is 3 years.  Per preliminary title, page 103, actual taxes are $XXXX.XX x 2 = XXXX.XX/12 = $XXX.XX.  Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301071340	72179c24-2d4b-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of the lender's tax calculation is missing from the loan file. The final CD reflects monthly tax payment of $XXX.XX vs. X.XX% of the purchase price is $XXX.XX Additional conditions may apply.	03/26/2019: Please see revised cd lox trcking please clear the condition03/25/2019: Please rescind condition. CD is correct. $XXX,XXX.XX x X.XX% = $XXXX.XX/XX= $XXX.XX	03/28/2019: Lender provided PCCD, LOX and proof of delivery. Exception down graded. Non-material finding, loan will be graded a B for all agencies.03/25/2019: Audit reviewed the Lender Rebuttal, and has determined that $XXX.XX is correct. HOWEVER, the Final CD reflects monthly tax escrows of $XXX.XX which is incorrect. Provide corrected CD, Notification of error to borrower and evidence of shipment. Condition remains.	Years Self Employed Borrower has 3 years self employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.70%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083921	c40ca506-593b-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 4.2.		03/28/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718 Reserves are higher than guideline minimum UW Guides require 0.00 months’ reserves, loan qualified with 11.40 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301083921	b1472be5-ac3b-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX vs. the final CD Estimated Cash to Close of $XX,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718 Reserves are higher than guideline minimum UW Guides require 0.00 months’ reserves, loan qualified with 11.40 months’ reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083921	a818b275-9329-4379-9b10-bf28c04ebf05	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $XXX.XX. Loan does not meet criteria for Qualified Mortgage.	03/07/2019: Please rescind: QM Breakdown sheet on pg 303 of loan file details total points and fees at 2.784%	03/07/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Rate Confirmation p257, QM Breakdown p313) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 718 Reserves are higher than guideline minimum UW Guides require 0.00 months’ reserves, loan qualified with 11.40 months’ reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120195	8063c393-3144-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	03/14/2019: A project review is not required for a detached condo therefore a condo questionnaire would not be needed. Please rescind this condition.	03/14/2019: Audit reviewed AUS, as well as XXXX requirements, and has determined that the AUS line item #26 does NOT require a project review for this detached property located in a condo project. XXXX reflects that a detached unit in a new or established condo project waives the project review. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.20% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 2.85 months reserves, loan qualified with 15.70 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120195	4c564d7e-ecff-4ca2-83a0-025cb1af4373	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.20% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 2.85 months reserves, loan qualified with 15.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120195	2c3b296a-9443-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.8.		03/14/2019: A CDA report reflecting a value $XXX,XXX.XXX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.20% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Reserves are higher than guideline minimum UW Guides require 2.85 months reserves, loan qualified with 15.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132987	d5c5da70-f64f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report was not provided in the file. CU Risk Score is a 4.0.		03/28/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301137865	44e9bcae-a0c9-46f1-b253-52fea0a8c07d	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing initial CD issued and e-signed x/xx2xxxx per Disclosure Tracking. No cure.	04/09/2019: Please see attachment	04/09/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Years on Job Borrower has 6.67 years on job. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 25.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756.				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301020315	ba4bb565-734e-4cc1-bf8d-ff887d26eee5	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. No Cure.		12/14/2018: Audit has consulted with Compliance, and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax, it is an acceptable industry standard practice to use 1.25% of the sales price for the annual property tax amount for XXXXXXXXXX purchases. Difference would not put DTI >43%. Issue is non-material and loan will be graded a B.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301020315	130f3b15-fff3-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301006748	9321ee39-2518-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in Section L of the final Closing Disclosure belongs in Section B. Proved corrected CD and LOE to the borrower		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301016459	9b34b73d-d702-e911-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score 4.		12/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Years on Job Borrower has 4.83 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.44%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016459	e29cf2a3-dd02-e911-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Years on Job Borrower has 4.83 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.44%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301016647	a34cc4b4-9d04-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.9.		12/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016647	e30ec481-9d04-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301029347	051f6a05-3d09-e911-bd2f-f4e9d4a75a52	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	01/02/2019: Attached please find the 1008.	01/02/2019: Audit reviewed the Final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 21.70 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXXX XXin disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.34%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070337	8db8b921-8429-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 5.		02/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guidelines require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 13.5 years on job Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070337	60f7587c-8429-e911-bd2f-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Evidence property #2 from Schedule E of the XXXX taxes should be excluded from the debt and was sold or paid in full prior to the execution of the subject loan is missing from the loan file. Additional conditions may apply.	02/22/2019: See attached XXXXX02/21/2019: Attached is the XXXXXX report. 02/19/2019: We reviewed the XXXXXXXXXX findings to show that our borrower had no ownership interest in XX XXXXXXX XX. I further printed a XXXXX into the file to assist with the delivery and it shows that our borrower never had interest in this property. Also, the Schedule E is in XXXXX and XXXXXX's name.	02/22/2019: Audit reviewed Property Profile, and has determined that said document is sufficient evidence to verify ownership of REO #2 from Schedule E of the XXXX returns. Ownership is not in the borrower's name. Condition cleared. 02/21/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.02/19/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and is unable to located Lexus report for REO #2 (XX XXXXXXX XX)within the loan file. Provide property profile to evidence no ownership in REO. Condition remains.	FICO is higher than guideline minimum UW Guidelines require FICO of 680, loan qualified with FICO of 798 Years on Job Borrower has 13.5 years on job Disposable Income is higher than guideline minimum loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301137865	2b8f434f-5e55-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Borrower's income is required to be documented with a pay stub and W-2's that covers the most recent two-year period or a fully completed standard Verification of Employment. The loan file contains a XXXX W-2 and XXXX Pay stub through X/X/XXXX. A written verification of employment with the breakdown of the borrower's earnings covering the last 2 years is required to fulfill guidelines and QM requirements.	4/10/19 Please rescind this. Please see page 139 of the upload with the year end paystub for XXXX which is also attached here X/X/XX Please rescind this condition. There are XXXX and XXXX year end pays tubs for the borrower and a VOE for the coborrower.	04/12/2019: Audit reviewed Lender’s rebuttal and agrees. Paystub located on page 139 reflects XXXX information. Agency guidelines allow year end pay statement in lieu of W-2. Condition rescinded. 04/08/2019: Audit reviewed Lender’s rebuttal and original loan file. Co-borrower’s documentation is acceptable. Paystubs provided for borrower are dated XX/X/XXXX, X/X/XXXX & X/XX/XXXX. Borrower’s 2018 W-2 provided. No information for XXXX provided. Condition remains.	Years on Job Borrower has 6.67 years on job. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 25.8 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301120036	dd77fee8-3833-42f2-b924-9c9aecb52515	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X,XXXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX. Provide re-disclosed CD and letter of explanation.	05/02/2019: please see revised cd email, please clear the condition	05/02/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159361	08d9cbe5-fa21-47ef-88dd-0421f2c83ccf	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee reflected in section B of the final Closing Disclosure should be paid to the service provider and not the lender. Provide corrected CD and letter of explanation to the Borrower.	05/02/2019: please see attached	05/02/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.	General Comp Factor 2 UW Guides require FICO of 700, loan qualified with FICO of 796 Years in Field Borrower has 9 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.60 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159361	6b5e7437-6e67-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	File contains evidence borrower paid off auto loan 13 days prior to closing. Missing evidence of either borrower obtained a new auto loan, purchased car and owns free and clear, or LOE as to what borrower uses for transportation, Pay stub in file reflects mileage reimbursement. Additional conditions may apply.		04/30/2019: Invalid Finding. Since we have proof the auto loan was paid off and the loan file has no indication of additional debt being opened (i.e. inquiry on the credit report), an LOE is not required	General Comp Factor 2 UW Guides require FICO of 700, loan qualified with FICO of 796 Years in Field Borrower has 9 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.60 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301069679	a9348ffe-1cbd-4c3c-b4d4-d0a967f74f49	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	Years Self Employed Borrower self employed 7 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.64%.				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301069679	23549d04-4edc-4dc2-8def-2f354672ed4d	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $XXX,XXX.XX vs. actual Finance Charge of $XXX,XXX.XX. An under disclosure of $XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	02/11/2019: requested exception from investor-I need your assistance with the above loan concerning the condition below. There was a lender credit in the amount of $XXXX.XX and the broker has provided the attached itemization of lender credit as a supplement to the CD to resolve the condition. Can you escalate this and make an exception?	02/11/2019: Audit reviewed the Itemization of Lender Credit, and has determined that documentation submitted reflects a lender credit for $XXX applied as APR Finance Charges with the remaining $XXX.XX applied to general charges for a total of $X,XXX.XX No violation, condition cleared.	Years Self Employed Borrower self employed 7 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.64%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301069679	acdf742d-3f23-e911-bd2f-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a lower loan amount than the Note in file. Additional conditions may apply.	02/01/2019: Please see the attached DU Findings.	02/01/2019: Audit reviewed updated AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Years Self Employed Borrower self employed 7 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.64%.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301080123	3951e822-ab3a-e911-bd2f-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	The Seller Rent Back in section H of the final Closing Disclosure is missing the name of the actual payee. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301080123	b29e4a4c-aa3a-e911-bd2f-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification fee and Tax Service Fee in section B of the final Closing Disclosure are missing the name of the service provider. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301080123	1953f189-9c3a-e911-bd2f-f4e9d4a75a52	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301080123	be55a6da-aa3a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowners Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. The County Property Tax in section H of the final Closing Disclosure should be reflected in section F Prepaids. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301173214	6c60d73b-0e69-4e18-80c6-7e1c9fee8a25	1679		QM/Non-HPML		Compliance		Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301173214	b2c7faeb-e26c-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the funding Closing Disclosure was paid to the lender and not the actual service provider. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123172	00b4fc7c-b14f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. CU risk score is 2.9.		03/27/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151444	71c176f7-705c-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.		04/26/2019: Client acknowledges condition. Legal on mortgage and appraisal match. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 3.5 months reserves, No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 45 months reporting on the credit report FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 796				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301151444	6bcb4ebf-6c5c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 5.0		04/25/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 3.5 months reserves, No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 45 months reporting on the credit report FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 796				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158552	ecd00b12-605d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 2.7		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172598	e2c9b21e-3668-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		04/29/2019: The AVM report value of $X,XXXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070197	89c3213d-daae-4fe7-b67b-b80e092d3274	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker are missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301081544	969cc34f-e958-4748-aac9-625adac13f1a	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301081544	7a6028fa-c4e7-42a5-9819-c77ef78e348a	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $XX,XXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301081544	6591ab8a-0f8f-4a82-8dcc-b117e4d7116b	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123026	8c99cdae-354a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Score 3.1		03/22/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120005	916d7273-c144-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Property Taxes reflected in section H of the final Closing Disclosure should be reflected in section F. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037681	8ee20ae4-781b-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA Report not provided in file. Risk score is 5.		01/24/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301037681	70f7ff7b-7d1b-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	A Lender Appraisal Credit was located in section H of the final Closing Disclosure but belongs in section B. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037681	026d8fad-7d1b-e911-bd2f-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	The HOA Dues in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037681	73474834-29f5-40ee-9545-aa40e3bcedd2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee was not located in section B of the final Closing Disclosure despite a Credit Report located in file. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083934	7a703aec-1c4b-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. A verification of borrowers business #1 reflected on XXXX Schedule E, Statement #1. Verification of borrowers business required in order for loan to be classified as a Qualified Mortgage.	03/26/2019: Please rescind this condition as there was no income used from this business therefore a VOB is not required.	03/26/2019: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706 Reserves are higher than guideline minimum AUS requires 0.03 months reserves, loan qualified with 110.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.82%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301083934	d673b317-ea4b-e911-bdd2-f4e9d4a75ba2	2795		QM/Non-HPML		Credit		Missing Income Tax Schedules	Tax returns for XXXX are missing Schedule E Part II, Statement 1. Additional conditions may apply.	03/26/2019: Attached please find the signed XXXX XXX XXXXXXX XXXXXXXX returns..	03/28/2019: Audit reviewed Schedule E Part II, Statement 1 and confirmed all income documentation provided. Condition cleared. 03/26/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 706 Reserves are higher than guideline minimum AUS requires 0.03 months reserves, loan qualified with 110.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.82%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123433	43e60bfc-c73a-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 999.		03/04//2019: CDA provided reflecting a value of $XXX,XXX which is a -1.8% variance. Variance within acceptable tolerance. Condition cleared.	Years on Job Co-Borrower has 6.5 years on job per VVOE Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.6 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 32 total months payment history with no late payments reported.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123433	81aa856d-5f3b-e911-bd2f-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following: a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	03/07/2019: Please rescind this condition as a VOB is not required if we are not using any income, which we are not.	03/07/2019: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required, positive business income not used to qualify. Condition rescinded.	Years on Job Co-Borrower has 6.5 years on job per VVOE Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.6 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 32 total months payment history with no late payments reported.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301150091	b75a2f7c-3b55-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Client Overlay Exception, Client to Review: Non-permanent resident alien requirements should include a documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease. File is missing two years of US tax returns.	04/08/2019: Please have this reviewed	04/22/2019: Client acknowledged overlay exception. Condition cleared. Loan will be rated a B for all agencies04/08/2019: Exception is pending review from client.	Years on Job Borrower has 7 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710 Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $X,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301148484	f8f27146-5a5c-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing LOE from Borrower for gap between XX/XX/XXXX to XX/XX/XXXX. LOE required in order for loan to be classified as a Qualified Mortgage. Additional conditions may apply.	05/01/2019: See attached LOX	05/01/2019: Audit reviewed executed Letter of Explanation by borrower with regards to gap in employment, and has determined that said document was submitted PRIOR to consummation and is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.39% FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148484	5395817f-595c-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS (DU) in file is incomplete. Missing bank accounts and net proceeds from sale of prior residence being used towards available funds (item #32). DU only reflects one (1) account reflecting balance of $XXXX.XX, however, $XXX,XXXX needs to be verified. Final application reflects second bank account and net proceeds which needs to be reflected under item #32. Additional conditions may apply.	04/16/2019: Please see the attached Settlement Statement.	04/16/2019: Audit reviewed executed copy of the Seller's Final CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Total verified Assets are $XXX,XXX.XX minus $XXX,XXX.XX (cash to close) minus $XX,XXX (EMD) equals $XX,XXX.XX remaining. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.39% FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 798 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.20 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301150597	cc2f2fb3-b962-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 5.		04/26/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154787	e2afa39a-c65c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.7.		04/25/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301037677	3b39fb57-21a5-47c0-b82a-e602c5ba1538	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301143435	e5526dc8-325d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 2.6		04/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143435	e0141989-3bea-4673-9113-a57c7fcdce9f	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	04/18/2019: Please see attachment	04/18/2019: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 04/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301035228	4db4d2dc-ed09-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.70% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 738 Years on Job Borrower has 4 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301035228	0f924f3b-ee09-e911-bd2f-f4e9d4a75a52	915		QM/Non-HPML		Credit		Missing asset documentation	The statement for account #1 on final application reflects a deposit of $XX,XXX.XX and $X,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit.	01/10/2019: Please clear this condition. XXXXXX is a XXXXXXXXXX XXXXXXX of XXXXX XXXXXXX. Also, his paystub has restricted XXXXX XXXXXs so therefore the XXXXXX deposits. Attached please find what the XXXXXX company does.	01/10/2019: Audit reviewed source document, and has determined that sufficient evidence was submitted to verify funds deposited into account #1 are related to Share Units/Stock Options. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.70% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 738 Years on Job Borrower has 4 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153955	108e10ae-e365-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.7.		04/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.80 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 27.72% FICO is higher than guideline minimum Borrower qualified with a high FICO of 792				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153955	ef583915-e265-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided.		05/1/2019: Received final application. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.80 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 27.72% FICO is higher than guideline minimum Borrower qualified with a high FICO of 792				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120005	5fc1c0cc-2b44-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Client Overlay Exception, Client to Review. Final 1003 lists Borrower as a non-permanent resident alien. Overlays require non-permanent resident aliens to supply two years of US tax returns. File is missing 2 years of US tax returns. Additional conditions may apply.	3/14/19 Sent an email to XXXXX, XXX.X XXXX to review.	03/25/2019: Audit acknowledges the client approved guideline exception for non-permanent resident alien documents outside Client Overlay guidelines. Loan will be rated a B.03/18/2019: Pending Client exception review.	Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301120005	ace69784-9748-4ad3-9113-ae51036436a5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		04/02/2019: Audit review of lender attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.03/11/2019: Finding deemed non-material, loan will be graded a B for all agencies	Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301120005	a0007f6b-8775-4a99-978f-d81245e4a301	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.	03/20/2019: please see attached ICD and proof of delivery. please clear the condition	03/20/2019: Audit reviewed initial CD, as well as electronic e-mail showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120005	ebb4ca0b-af45-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure should be paid by the actual service provider and not the lender. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years on Job Borrower has 14 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.40 months reserves Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301153940	7e0761b3-38d2-45cb-b230-a816cd62702c	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301158535	3d4a406d-6565-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 3.		04/26/2019: The AVM report value of $XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 Years on Job Borrower has 14 years on job Disposable Income is higher than guideline minimum Disposable income is $X,XXXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158535	726eebdd-6565-e911-bdd2-f4e9d4a75ba2	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	Guidelines may require a signed gift letter (specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received the funds.) Borrower received gift funds for down payment / reserves. Evidence of $40,000.00 Gift Letter not provided as per guideline requirements.	04/30/2019: See attached	04/30/2019: Audit reviewed Gift Letter, as well as wire verification, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803 Years on Job Borrower has 14 years on job Disposable Income is higher than guideline minimum Disposable income is $X,XXXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123400	48aee314-504a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a CU Risk score of 4.		03/22/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148456	39f07a63-a0b1-468d-b629-989b57fb4334	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.	04/05/2019: Please see attached Trid History which shows the Initial CD was esigned by both borrowers. Please clear the condition	04/05/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.90% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.8 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301148456	f980d427-5a54-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results. DU in file contains incomplete "Proposed Monthly Payment" section. Additional conditions may apply.	04/05/2019: please see attached AUS, please clear the condition	04/05/2019: Audit reviewed complete AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.90% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.8 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301149463	2134e987-955f-e911-bdd2-f4e9d4a75ba2	1677		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker.	04/24/2019: please see attached	04/24/2019: Audit reviewed Affiliated Business Disclosure, and has determined that broker has no Affiliated Businesses. Condition cleared.04/15/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301137881	0556497c-4f55-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk score of 3.5.	04/08/2019: CDA	04/08/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.01% Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301147127	9cf8cca0-5e5c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.8.		04/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300856738	88d4ed9e-b93e-45ef-95de-20a710a8f2a0	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
300856738	bee7aacd-528c-e811-931d-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Appraisal Review.		07/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119995	3571f763-2e36-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.2.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120204	35d6e2f2-2e5e-e911-bdd2-f4e9d4a75ba2	91		QM/Non-HPML		Credit		Failure to obtain Purchase Contract	Missing purchase contract addendum reflecting seller credit for $X,XXX.XX as per Final CD. The addendum and seller CD in file reflect seller credit for $X,XXX.XX.	04/18/2019: The seller concessions are only $XXXX, but the borrower paid $XXXX towards seller-paid transfer taxes. An addendum is not required	04/18/2019: Audit reviewed the Lender Rebuttal, and has determined that the final CD reflects Seller Credit for $X,XXX with borrower paying $XXXX for Transfer Tax equals $XXXX. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.40% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 789				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153978	3c2e7019-5362-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Executed Hud-1 from departing home on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	04/29/2019: See attached	04/29/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.89% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070173	73e605aa-4f4a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		03/21/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum Lender quidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 39.69% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified wih a FICO of 784 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 44.10 months of reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301065681	4ed25454-060e-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit reflected in section L of the final Closing Disclosure should be reflected in section B or section J. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 50.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.09% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070808	7c8274b1-2423-e911-bd2f-f4e9d4a75a52	1692		QM/Non-HPML		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence property #3 on the final application is now free & clear was not provided.	02/06/2019: Attached please find the documentation that the property is free and clear.02/04/2019: Please rescind this. Attached please find the HOI policy that shows there is not a lien on the property that was in the original upload.	02/06/2019: Audit reviewed Property profile, as well as Releases, and has determined that sufficient evidence was provided to verify REO #3 property is free and clear. Condition cleared. 02/04/2019: Audit has received the HOI declarations stating there is no mortgage; however, there could be a privately held mortgage on the property, so the only way to verify is a property profile report showing no mortgage was recorded. Current Tax Returns (Schedule E) reflect mortgage interest on the property, therefore further verification is required. Condition remains.	Years in Primary Residence Borrower has resided in departure residence for 12 years Years Self Employed Borrower has 18 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.59%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070808	ce945b76-2823-e911-bd2f-f4e9d4a75a52	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided.	02/04/2019: The Fraud report that I was uploaded to you portal had all issues addressed. Can you specify which alert was not addressed?	02/04/2019: Audit re-analyzed the Fraud Report, and has determined that all alerts were addressed, otherwise sufficient evidence was provided within the loan file to determine alert validity. Condition rescinded.	Years in Primary Residence Borrower has resided in departure residence for 12 years Years Self Employed Borrower has 18 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.59%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301123116	07e30d67-903b-e911-bd2f-f4e9d4a75a52	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX less cash to close $XX,XXX, earnest $XX,XXX and reserves/30 day balance $X,XXX results in $X,XXX.XX shortage of funds to close.
4/25/19 Please see the cash flow analysis4/16/2019:  Please refer to Schedule L of the XXXX Business Tax Returns. The assets are equal to the liabilities, therefore we can verify that the business is considered stable and the business assets can be used.4/9/19 Attached please find the business assets that are sufficient to cover the shortage.03/19/2019: Please rescind this condition. The XXXXXX XXX guidelines state that as long as the deposit is less than 50% of the qualifying income, it does not have to be documented. The borrower's monthly income is $XX,XXX.XX and 50% is $XX,XXX.XX so the $XX,XXX does not need to be documented.03/12/2019: Please rescind this condition. The EMD does not need to be backed out of the available balance of the assets verified. The borrower provided another account - USAA #xxxx that shows the EMD clearing on X/XX/XXXX. The transaction history provided shows check #XXXX clearing and we were also provided with a copy of the canceled check to verify that was the EMD sent to XXXXXXXX XXXXX. This account ended with a zero dollar balance but we have everything needed to verify the EMD. The borrower had a gift of $XX,XXX sent to title at closing. They also have a total of $XX,XXX.XX verified in their USAA #XXXX-X account. This gives us a total of $XX,XXX,XX. My last run of AUS shows a total funds to be verified of $XX,XXXX.XX ($XX,XXX.XX in cash to close and $X,XXX.XX in reserves). This gives us an excess of $X,XXX.XX and the borrower is not short funds.

04/26/2019:  Received cash flow analysis.  Condition cleared.4/17/2019:  Audit reviewed lender’s rebuttal and disagrees.  Cash flow analysis not provided. Condition remains.04/11/2019:  Received 2 months’ business bank statements.  Borrower & co-borrower own XXX%.  This is a high balance loan.  Per agency guidelines, business assets are an acceptable source of funds.  Also, the lender must perform a business cash flow analysis to confirm that the withdrawal of funds will not have a negative impact on the business.  Cash flow analysis not provided.  Condition remains.04/09/2019:  Received additional month bank statement verifying $XX,XXX transfer came from checking account.  Utilizing new ending balance, verified assets are gift $XX,XXXX + EMD $XX,XXX + checking $XX,XXX.XX – reserves $XXXX = $XX,XXX.XX. CTC $XX,XXX.XX + EMD $XX,XXX0 = $XX,XXX.XX which results in a shortage of $XXX.XX.  Condition remains.4/8/19 Attached please find the source of the $XX,XXX deposit from USAA .03/19/2018:  Audit reviewed the Lender Rebuttal, and has determined that the $XX,XXX earnest money deposit (EMD) is not being requested to be sourced due to a large deposit issue.  The EMD was TRANSFERRED into XXXX account xXXXX on XX/XX/XXXX then debited on XX/XX/XXXX (balance BEFORE transfer was $0.00) and the LAST Bank Statement (dated XX/XX/XXXX) for XXXX account XXXXX was dated PRE-EMD.  Therefore, verification that the EMD did NOT come from THAT account is required, otherwise the $XX,XXX must be deducted from the balance that was reflected on the XX/XX/XXXX statement which leaves reserves short. Condition remains.03/12/2019: Audit reviewed the Lender Rebuttal, and has determined that the XXXX account (XXXXX) where the EMD was derived from reflects a TRANSFER of $XX,XXX on XX/XX/XXXX; and then the $XX,XXX heck cleared on XX/XX/XXXX. Source of that $XX,XXX transfer is required to verify that it did not come from XXXX account (XXXXX) used as assets with last statement dated through XX/XX/XXXX -OR- that it was not a gift. If transfer came from XXXX XXXX then the balance on XX/XX/XXXX of $XX,XXX,XX must be debited $XX,XXX (EMD) for total of $XX,XXX.XX. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 746 Years Self Employed Borrower has 3.9 years Self Employed No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 63 months with no lates				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301179990	1db0c637-986a-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score is 2.7	05/07/2019: AVM - JPM	05/08/2019 –The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016066	e8de018d-e2f8-e811-bc73-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for property #1 on the final application provided.	12/19/2018: Reference line 1013 - property taxes $XXX.XX/mth12/17/2018: LOX
12/19/2018: Audit reviewed the Lender Rebuttal, as well as the REO Mortgage Statement, and has determined that sufficient evidence (via tax bill) documents the annual tax amount. Mortgage Statement activity does reflect tax payment, calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition cleared.  12/17/2018: Audit reviewed the LOX, as well as the Mortgage Statement, and has determined that evidence of taxes AND insurance being collected through escrow was not clearly stated on said statement. Unable to verify BOTH are included within the monthly payment amount. Provide either tax information or insurance information to confirm escrow collection. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 80 months resereves DTI is lower than guideline maximum : UW Guides maximum DTI of 40%, loan qualified with DTI of 30.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016066	8d5fb75a-b4f8-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/11/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 80 months resereves DTI is lower than guideline maximum : UW Guides maximum DTI of 40%, loan qualified with DTI of 30.95% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150575	6bb5b746-4856-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file.		04/09/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150575	3ce0518f-eec8-4c76-99e4-61261181dbf9	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The NMLS or State/Contact St license ID of the Lender Contact and Settlement Agent Contact are missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066146	00c2691a-e52e-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a CU score of 4.4.		02/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153984	be5c38f8-2361-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX Signed returns not provided.	04/22/2019: See attached.	04/22/2019: Audit reviewed XXXX executed 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.50 months reserves. Full Documentation Loan is a Full Documentation loan.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120233	9c755107-c24c-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Attorney Fee - Borrower in section H of the final Closing Disclosure does not reflect the name of the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.60 months reserves Years in Field Borrower has 14 years in field, Co-borrower has 12 years in field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verified 66 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120233	2f9d190c-7c36-4ee2-8f71-32428bbfd699	1658		QM/Non-HPML		Compliance		Flood Notice is not signed by all applicants.	Flood Notice is not signed by all applicants.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.60 months reserves Years in Field Borrower has 14 years in field, Co-borrower has 12 years in field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verified 66 months payment history with no late payments reported				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301125029	55818d90-ad4c-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	AUS (DU) requires 2 months' bank statements for bank account #1 reflected on the final loan application. The loan file is missing previous months bank statement.	03/29/2019: Please see the attached.	03/29/2019: Audit reviewed prior Bank Statement, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Years on Job Borrower has 8 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.67%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301139790	1b9d71cc-2857-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file with a collateral risk score of 3.6.		04/09/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138627	05489238-a554-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.		04/01/2019: Re-disclosed CD and letter of explanation to the borrower are located in the loan file, this exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301138627	2899e3ef-a554-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Current YTD XXXX and XXXX Balance Sheets for Business C on Schedule E Part II of XXXX tax return is not wet signed and dated as required by the guidelines. Current YTD XXXX and XXXX Balance Sheets for the Disregarded Entity are not wet signed and dated as required by the guidelines. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/4/19 Please rescind this as P&L and balance sheets are no longer required to be Signed and dated.	04/16/2019: Document dates provided. Condition Cleared04/12/2019: Updated guidelines provided. Signature not specifically required however document must be dated to ensure compliance with the lender's requirement. Condition Maintained.04/05/2019: Audit reviewed lender’s rebuttal and disagrees. QM guidelines and AUS findings do not require signed/dated P&L and balance sheet. However, XXXX XXXXXX guidelines, dated XX/XX/XX, require P&L and balance sheet to be wet-signed and dated by the borrower. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132927	0c9a296c-1f4d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOA Dues and natural Hazard Fee in section H of the final Closing Disclosure are missing the name of the service provider. Provide a letter of explanation and re-disclosure of the correct information.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.36% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301132927	27ec470f-1f4d-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	The Lender's Guidelines requires evidence that the departing residence has sold prior to close of the subject transaction as support for excluding the payment. The file contains an estimated closing statement only. Evidence that the departing residence was sold is not provided. Satisfaction not provided.		03/28/2019: Lender provided certified copy of final Seller's Settlement Statement. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.36% Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 27.00 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 730				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150605	79210bfb-e5b7-4524-9c04-9a06250ff72b	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Sellers Real Estate broker is missing. Non-material per SFIG guidance, loan will be graded a B for all agencies. Cured post closing.	4/23/2019: please see attached revised cd lox which was included in the original credit upload. Please rescind the condition	4/24/2019: Post closing CD dated X/XX/XXXX reflects required info for Sellers Real Estate broker. Condition cleared. Loan will be graded a B for all agencies04/20/2019: Post closing CD dated X/XX/XXXX reflects required info for Sellers Real Estate broker. “Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301133014	c4a61f92-e55a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 2.9.		04/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133014	da453646-935b-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close. File only contains a Draft/Estimate copy. In addition, Closing Statement in file reflects a closing date one (1) day after consummation date of subject property. Need evidence departing residence closed prior to subject transaction. Additional conditions may apply.	04/16/2019: Please see the attached Final CD for the sale of XXXX XXXXX XXXXX XX reflecting a closing date of X/XX/XX, which is the same closing date as our loan.	04/16/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Total Assets Verified $XXX,XXX.XX minus $XX,XXX.XX (CTC) minus $X,XXX (EMD) equals $XXX,XXX.XX remaining. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150760	47153a9a-aa66-e911-bdd2-f4e9d4a75ba2	920		QM/Non-HPML		Credit		Missing Note	Subordinate Lien Note is missing from the file.		04/29/2019: Received second lien note. Condition cleared.	Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 3.20 months reserves. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 759. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 21.49%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150760	48c5a120-aa66-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 4.2		04/26/2019: The AVM report value of $X,XXX,XXX to appraisal value of $X,XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 3.20 months reserves. FICO is higher than guideline minimum UW guides minimum FICO is 700, loan qualified with FICO of 759. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 21.49%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301144159	c5e78676-545c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.8.		04/23/2019: The AVM report value of $XXX,XXXto appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301011815	4f95f8d1-27fa-e811-bc73-f4e9d4a75ba2	735		QM/Non-HPML		Credit		Failure to obtain Mortgage Rider	Missing PUD rider	01/18/2019: Please see all attachments	01/18/2019: Audit reviewed complete copy of recorded Mortgage, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.52% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 59.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301067769	d8b03a89-fb14-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.42% FICO is higher than guideline minimum Loan qualified with FICO of 784 Years in Field Borrower has 30 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301121496	23ea1481-ce44-e911-bdd2-f4e9d4a75ba2	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	03/20/2019: The 1008 was included in the loan pkg provided, I have attached a copy for your review. Please rescind condition.	03/20/2019: Audit re-analyzed the loan file, and has determined that the 1008 was located on page 15 of the original loan file. Condition rescinded.	Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.00 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301121496	a6d2b7f7-44c4-43c8-8d84-21a210fb6426	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Account Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.	Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.00 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301132694	d6a3b1cb-4f5c-e911-bdd2-f4e9d4a75ba2	3283		QM/Non-HPML		Compliance		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $XXX and on the final CD as $XXX.XX, exceeding the allowable 10% tolerance. A tolerance cure of $X.XX is required. No evidence of tolerance cure provided in file. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	04/22/2019: please see attached revised cd lox check and tracking please clear the condition	04/22/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 5.71 months reserves, loan qualified with 6.2 months reserves. Full Documentation Loan is a Full Documentation loan.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300890328	d5ae14f3-a2b5-439f-be5e-dc0c95819d16	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1 - 30 $X,XXX.XX, the calculated payment amount is Years 1 - 30 $X,XXX.XX. The lender did not include the insurance escrow amount. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	12/06/2018: Please see attached revised cd lox tracking. Please clear the condition.	12/06/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Years on Job Borrower has 6 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300890328	d5547ce5-90f5-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 4.6		12/05/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Years on Job Borrower has 6 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300890328	e3b94e18-90f5-e811-bc73-f4e9d4a75ba2	1195		QM/Non-HPML		Credit		Missing Condo Questionnaire	Missing Condo Questionnaire or evidence of property was determine to meet XXXX standards.	12/06/2018: Please rescind this condition. This is a detached condo. AUS #XX ;A project review is not required for this detached property located in a condominium project.	12/06/2018: Audit reviewed AUS, as well as XXXX requirements, and has determined that the AUS line item #22 does NOT require a project review for this detached property located in a condo project. XXXX reflects that a detached unit in a new or established condo project waives the project review. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Years on Job Borrower has 6 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300890328	9d9f2472-2ef7-e811-bc73-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of a tankless or double strapped water heater for the subject property. Additional conditions may apply.	12/27/18 Attached please find the appraisal that states on the last page that the property has a tankless water heater12/06/2018: Please rescind this condition the 1004d was provided in the initial upload,Double-strapping the water heater is not a XXXX guideline and we do not ask that appraisals be subject to the double-strap.
12/28/2018:  Received evidence property contains a tankless water heater.  Condition cleared.12/10/2018: Audit reviewed the Lender Rebuttal, and has determined that the property must meet the uniform building codes for that state. XXXX requires that the Appraisal must comply with, all federal, state, and local laws (e.g., statutes, regulations, ordinances, directives, CODES, administrative rules and orders that have the effect of law, and judicial rulings and opinions), as well as any other items that affect the SAFETY, soundness, or structural integrity of a property of which the lender may be aware. Condition remains.        12/06/2018: Audit reviewed the Lender Rebuttal, and has determined that this is a STATE requirement not a XXXX requirement. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Years on Job Borrower has 6 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301011815	70bbbbfe-10a2-4afb-a99f-c13f103d1fea	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert and Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert and Credit Report in the file. The Flood Cert and Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.52% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 59.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037830	3f7f0e80-7d30-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.9.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301072541	f7ec8d0b-9430-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301130499	2dd9dc5f-084b-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty (Optional) and Transaction Coordinator Fee in section H of the final Closing Disclosure do not reflect the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301130499	40a5735f-8e9f-4155-82b9-0419f80d18b2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301148937	66a1da00-10e6-4acd-8683-7b4d81fd97e8	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee and Flood Certification Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		04/29/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301154194	97df6cbf-9e9f-42c7-a311-9298ba7e6cda	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X.XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX.XX (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301154194	427d4062-36bd-4bea-bab3-cffb42a9cdb1	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The Recording Deed/ Mortgage fee is missing from Section E of the Final Closing Disclosure. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301084932	78ed93ff-8945-49f2-af72-1a4e0c90f5d9	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 19.15% FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 712 Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301143505	748a15c8-cf54-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Title – Residential Closing Fee disclosed in Section H, in the Seller-Paid column, should be reflected in the Seller-Paid column in Section C of the final Closing Disclosure as reflected on the Sellers CD. Provide a letter of explanation and re-disclosure of the correct information.		Non-material per SFIG guidance, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301143505	ad201d98-cf54-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing executed YTD XXX P&L Statement and XXXX P&L for Borrower’s partnerships 1,2 and 3 on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/4/19 Please rescind this. These no longer need to be signed and executed	04/05/2019: Audit reviewed lender’s rebuttal and agrees. Per high balance overlays, dated XX/XX/XXXX, P&L statement and balance sheet are not required to be signed/dated. Meets lender guidelines and QM requirements. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301143505	782d0b8b-2c86-4894-8a44-050dae01913d	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income.				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301143505	298f8dd9-7a55-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing executed current XXXX Balance Sheet and XXXX Balance Sheet for Borrower’s partnerships 1,2 and 3 on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/4/19 Please rescind this. These no longer need to be signed and executed.	04/05/2019: Audit reviewed lender’s rebuttal and agrees. Per high balance overlays, dated XX/XX/XXXX, P&L statement and balance sheet are not required to be signed/dated. Meets lender guidelines and QM requirements. Condition rescinded.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723 Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301144163	e7401220-b754-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 2.6.		04/03/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 45 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 38.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120010	c064d307-144b-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The Attorney Fee-Borrower in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120010	22d47d43-3a4a-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure reflects the incorrect name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120010	cf592552-3b4a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 5.		03/21/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136957	f32dac88-1ad5-4129-8d9e-112a89e9d277	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide corrected CD and letter of explanation to the Borrower.		04/24/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating will remain a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Years in Field Borrower has 15 years in the field LTV is lower than guideline maximum UW Guides maximum LTV of 90%, loan qualified with LTV of 84.93%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301084870	5a680afc-3c31-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not found in file with a collateral risk score of 2.8.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301084870	af0354b7-724d-4a9c-865e-58699de04854	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX	02/26/2019: Please see attachment02/21/2019: Please rescind this condition as the policy dated prior to closing ofX/XX/XX that was sent in the original file was for $XXXX.XX. The policy dated after closing on X/X/XX was not available at the time of closing.
02/26/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'. 02/21/2019: Audit reviewed the Lender Rebuttal, as well as HOI documents, and has determined that the POST funding CD was dated AFTER Hazard Insurance Declaration page with most current premium of $X,XXX.XX Both documents were provided within the original loan file. Provide corrected Post Funding CD, Notification of error to the borrower, and evidence of shipment. Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301084870	b7fe8b49-69d6-4a45-813b-ed1b576cc2f8	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX per the final hazard insurance policy in file.	02/21/2019: Please rescind this condition as the policy dated prior to closing of X/X/XX that was sent in the original file was for $XXXX.XX. The policy dated after closing on X/X/XX was not available at the time of closing.
02/26/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.02/21/2019: Audit reviewed the Lender Rebuttal, as well as HOI documents, and has determined that the POST funding CD was dated AFTER Hazard Insurance Declaration page with most current premium of $X,XXX.XX. Both documents were provided within the original loan file. Provide corrected Post Funding CD, Notification of error to the borrower, and evidence of shipment. Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301084870	a4f965fe-57ea-44f0-bc39-817b2993ad97	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX per the final hazard insurance policy in file.	02/21/2019: Please rescind this condition as the policy dated prior to closing of X/X/XX that was sent in the original file was for $XXXX.XX. The policy dated after closing on X/X/XX was not available at the time of closing.
02/26/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.02/21/2019: Audit reviewed the Lender Rebuttal, as well as HOI documents, and has determined that the POST funding CD was dated AFTER Hazard Insurance Declaration page with most current premium of $X,XXX.XX. Both documents were provided within the original loan file. Provide corrected Post Funding CD, Notification of error to the borrower, and evidence of shipment. Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301084870	c7de4db6-4af3-40d5-948e-292f8ac0e81f	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $1XX,XXX.XX, the maximum Points and Fees permitted under QM, by $X,XXX.XX	02/22/2019: Please see attached QM Test Results. Please clear the condition02/21/2019: Attached QM Results Pass shows the Rate Data and was included in the original credit upload. Please rescind the condition.	02/22/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Rate Confirmation, QM Breakdown) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.02/21/2019: Audit reviewed QM Results, and has determined that said document does NOT reflect final pricing. Final CD, as well as the Rate Lock located on page 1081, reflect points at $X,XXX.XX. QM Breakdown incorrectly reflects final pricing at $X,XXX.XX which does not include an extension. Condition remains.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301120249	d749a4d2-a23e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. Risk score is 2.6		03/05/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143408	f09b25cc-b45f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Appraisal Review, CU score is 3.0..		04/25/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.70 months reserves. FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 801. Years in Field Borrower has 23 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143408	cdfba3d5-b45f-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment
The loan application indicated that the borrower was self-employed for 2 years. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor. Missing evidence of self employment for business B, C and D as reflected on the Schedule E. License or CPA letter is required in order for the loan to be classified as a Qualified Mortgage.
										04/22/2019: Income is not being used from these businesses. A VOB is not required. We are only hitting the borrower with the business losses.	04/22/2019: Audit reviewed the lender rebuttal, and has determined that a VOB for businesses where income was not used to qualify including negative income is not required, DTI includes negative income. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.70 months reserves. FICO is higher than guideline minimum UW Guides require a FICO score of 680 loan qualified with FICO of 801. Years in Field Borrower has 23 years in Field.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301154798	225f4814-7bb7-4480-a417-cdc07a62824f	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the funding Closing Disclosure was paid to the lender and not the actual service provider. Provide corrected CD and LOE to the borrower.	05/06/2019: please see attached	05/06/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301158837	e87cd5f3-196d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	LE dated X/XX/XXXX reflects $XX,XXX estimated cash to close vs $XX,XXX reflected on closing CD. Provide corrected CD and LOE to the Borrower.		05/02/2019: Post closing CD dated XX/XX/XXXX reflects $XX,XXX cash to close for LE. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301158837	8f92cc13-ca6c-e911-bdd2-f4e9d4a75ba2	2880		QM/Non-HPML		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure	05/06/2019: please see attached counseling disclosure which was included in the original upload, please rescind the condition	05/06/2019: Audit review of HUD Homeownership Organization Counseling Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 05/02/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158837	be3cdead-2374-4711-828a-91bd1446e132	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit		05/02/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301006487	3c9d2cf1-0663-49f6-8aa6-b70e560aeb00	2827		QM/Non-HPML		Compliance		ECOA Non-Compliant: Appraisal disclosure not provided.	Initial LE is missing from file therefore evidence of Appraisal disclosure was not provided within 3 days of application.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	C	A	C	A	C	B	C	A	C	A	Cleared
301084605	4c79f95c-8140-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		03/15/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143507	b1a40b6f-5f5d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 4.		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300890328	2bc6c30c-551e-46fb-bf72-13aa08c4d345	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	12/06/2018: Please see attached revised cd lox tracking. Please clear the condition.	12/06/2018: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 Years on Job Borrower has 6 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301027683	7bb291b6-9fb7-46b6-8ef2-56ef9c550e70	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	01/07/2019: Please see revised cd lox tracking, please clear the condition	01/07/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301067782	5b989f9c-c53e-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The credit report fee is missing the payee.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 89 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301067782	9043f28c-c53e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 3.1		03/08/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 89 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123070	316f67fe-c257-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Assets are not sourced/seasoned. The statement for bank account #X on final application reflects a deposit of $XX,XXX.XX. There is no evidence in the file documenting the source of the deposit.	4/16/2019: Funds from the XXXXXXXX XXXXs #XXXX aren’t needed for closing. We have enough assets already verified to cover the cash to close and EMD.	04/17/2019: Audit reviewed asset documents. Large deposit to checking account, per account printout page 100, states payroll deposit. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 695 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.96%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301016880	82d6a169-170a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301016880	81614c86-170a-e911-bd2f-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301125002	356a317f-bce2-4939-a34e-1d545ff729cf	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The title fees are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP dated X/XX/XXXX. The title fees should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301151467	937f5bba-ef6c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Full Documentation Full documentation Loan Years on Job Borrower has 9.58 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160333	49002574-3f6b-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Real Estate Broker for the borrower on the final CD information is missing from the final CD. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301024442	8e68088c-f402-e911-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		12/21/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301024442	cdd941e1-9903-e911-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301132925	d4466035-ba4c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score is 2.6.		03/26/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143395	b9f3c2e9-275a-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	Missing final HUD from sale of other property owned. Document in file is not signed/certified final.	4/11/2019: Please see the attached.	04/12/2019: Received settlement statement and acknowledgement by buyer and seller. Funds verified are sufficient. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.99% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 751. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143395	4c0a20f4-cc5a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score 2.6.		04/23/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.99% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 751. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143395	9e296fab-ed7b-44a6-8a2b-660da28c9e1e	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet/home loan tool kit.		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.99% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 751. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301143395	a1cde66e-cc22-4c67-9199-99810b828b47	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure		Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.99% FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 751. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301149447	51ba06da-786a-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	File is missing the final Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close.	05/01/2019: See attached	05/01/2019: Audit reviewed executed Final HUD-1 for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.75% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 9.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301149447	62ff72d3-776a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 5.		04/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.75% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 9.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153786	87952621-035b-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing ABD for correspondent lender.		04/12/2019: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared. 04/09/2019: This finding is deemed non material with final grade of B					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301153786	e30e9189-265a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.0		04/23/2018 –The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120244	5267450f-a111-4d88-9602-d7372311a071	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120261	5dbb59ee-843e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 4.4.		03/08/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301132926	59a73674-1547-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation of monthly property taxes in the amount of $XXX.XX. Based on XXXX Real Estate Property Taxes Notice, monthly taxes are $XXX.XX.	03/25/2019: Taxes were calculated using the purchase price of $XXX,XXX by the millage rate of XX.XX% to get the annual amount of $XX,XXX.XX.	03/25/2019: Audit reviewed the lender calculations for property taxes, and has determined that taxes were based using purchase price with the millage rate of XX.XX% per the county. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.90% Reserves are higher than guideline minimum UW Guides require X months reserves, loan qualified with X.XX months reserves Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301151034	58a50ec5-9b5f-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Attorney Fee - Borrower in section H of the final Closing Disclosure does not reflect the name of the service provider. Provide corrected CD and letter of explanation to the borrower.	4/17/2019: Please see X/X CD provided with loan package that includes the fee. Please rescind condition.
04/25/2019: Audit reviewed the Post Closing CD (missing addendum for debt payoff-sec K),  and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.  Note:  If new PCCD is issued, rating will remain a B.  04/18/2019:  All of the closing disclosures provided in the original loan file reflect Section H attorney fee paid to borrower.  The borrower is not an attorney.  Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.  Note:  If new PCCD is issued, rating will remain a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.
																3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301155621	eb22869f-c66a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301028653	d7afd7e2-d718-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty in section H of the final Closing Disclosure does not reflect the payee. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301148469	4f2553e9-df64-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score is 3.3.		04/26/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301130561	a5894794-b53e-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The effective date of the hazard policy is XX/XX/XXXX, which is after the disbursement date.	03/08/2019: please see attached	03/08/2019: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before/on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 683 Years on Job Borrower has 11 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.56%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300871557	a9562e77-3e1b-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Credit disclosed in incorrect section of the final Closing Disclosure.		Revised CD (reflects seller paid portion of discount points), Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301143507	233e5cfd-5d5d-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial Closing Disclosure dated X/XX/XXXX per tracking disclosure in file. Additional Conditions may apply.	04/24/2019: please see attached	04/24/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301144211	dc0bc3a7-ba5b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 4.4.		04/23/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.29% Years in Primary Residence Borrower has resided in subject for 3.17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301144211	d8622a75-d35b-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Estimated, copy in file. Additional conditions may apply.		04/16/2019: Received certified settlement statement verifying lien paid and sufficient cash to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.29% Years in Primary Residence Borrower has resided in subject for 3.17 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300994329	1480bbf9-54fd-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300994329	10a8a056-bffc-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.9.		12/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300998999	ff71add3-63fd-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.6 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 4.75 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300998999	32d3bc24-fbfc-e811-bc73-f4e9d4a75ba2	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a complete third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	12/14/2018: please see attached	12/17/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.6 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 4.75 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300998999	017e445c-fbfc-e811-bc73-f4e9d4a75ba2	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	12/14/18 Please rescind this as this is not required on a W-2 employee	12/17/2018: Audit reviewed Lender’s rebuttal and agrees. This is a high balance loan. Per AUS, obtain a completed and signed Form 4506-T for each borrower at or before closing. Signed 4506-T located on pages 98 & 140. Transcripts are not required. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.6 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income Years on Job Borrower has 4.75 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301143406	783b9cf3-3b6c-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Transcript Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301006487	af9a4d52-8ffc-e811-bc73-f4e9d4a75ba2	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XX.XX for the hazard insurance vs. the actual amount of $XX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
02/01/2019:  Per Compliance, condition cleared as non-material.  Loan will be rated a B. 01/29/2019:  Cleared in error.  Received post consummation CD reflecting $XX.XX monthly insurance on page 2, initial escrow disclosure, first payment letter and explanation letter.  However, page 1, section titled estimated taxes, insurance and assessments still reflects $XXX.XX vs. actual amount of $XXX.XX.  Condition remains.12/27/2018:  Received post consummation CD reflecting $XX.XX monthly insurance on page 2, initial escrow disclosure, first payment letter and explanation letter.  However, page 1, section titled estimated taxes, insurance and assessments still reflects $XXX.XX vs. actual amount of $XXX.XX.  Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301125002	1eb6b98e-c750-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXXX vs. the final CD reflects Estimated Cash to Close of $X,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301125002	6eff1837-c54f-e911-bdd2-f4e9d4a75ba2	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Transfer Tax in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301144203	251d24c1-8263-4e6a-8e3c-42a664cdb84b	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The license information for the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	05/06/2019: please see attached revised cd lox tracking please clear the condition	05/06/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301144203	d9d34d2b-356c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.3.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172529	dd1e660c-7861-4433-a33c-70315e478c6f	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		04/23/2019: Audit reviewed Affiliated Business Disclosure, and has determined that lender has no Affiliated Businesses. Condition cleared. 04/16/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301132740	9d59b403-d54c-e911-bdd2-f4e9d4a75ba2	1431		QM/Non-HPML		Credit		Appraisal incomplete (missing map, layout, pages, etc.)	The Appraisal provided was missing the County in which the subject property was located.	04/04/2019: Escalated to XXXXX 3/27/2019: The neighborhood description confirms that the subject property is located in XXX XXXXX XXXXXX. Please rescind this condition.	04/04/2019: Audit re-analyzed the Appraisal, and has determined that an erroneous county name is deemed non-material with a B rating. However, the Appraisal may be corrected and resubmitted for an A grade. 03/28/2019: In the subject section on the top of page 1 of 6 to the appraisal the County reflects the seller's names. Please provide corrected appraisal. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.10 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 10 years in Field				3	2	C	B	C	B	C	B	C	B	C	B	Cleared
301132740	70938a25-d54c-e911-bdd2-f4e9d4a75ba2	793		QM/Non-HPML		Credit		Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	3/27/2019: A project review is not required on a detached condo project. Please rescind this condition.	03/28/2019: Per Agency guidelines, project reviewed is waived for detached unit in a new or established project. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.10 months reserves Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income Years in Field Borrower has 10 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301148427	9cdd5155-b65f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		04/25/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154198	b64bb6a8-506c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of XX%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301037829	25e567f4-4c2b-e911-bd2f-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301037829	d08675fa-4c2b-e911-bd2f-f4e9d4a75a52	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301037829	c5e03324-4e2b-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.4.		02/12/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301082602	a4f75599-a23e-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Added 03/04/2019: Received AUS results. Per AUS, document the transfer of the gift funds. Per gift letter, page 98, funds to be transferred the day of closing. The closing disclosure does not reflect the gift. Unable to locate any document in the loan file verifying the gift transfer.	3/5/2019: We have the wire receipt showing that the $XX,XXX gift was transferred to the title company. This was sent with the initial loan delivery docs. Please rescind this condition.	03/06/2019: Received evidence of wire transfer. Document also located on page 52. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.27% Years on Job Co Borrower has 8 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301025410	d7ac6c0c-588e-43a3-9885-b908d1bd2eec	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	01/15/2019: Please see attachment01/14/2019: Please see attachment
01/15/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.01/14/2019: Audit reviewed Price adjusters and Broker Paid Comp evidence to verify Par Rate, and has determined that there is no evidence of a the Price Sheet. Provide Price Sheet for Bona Fide Discount points calculation. To clear this finding, the lender will need to prove how the points correspond to a reduction in rate. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.54% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years in Field Borrower has 19 years in Field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301006487	a6e4b35d-7dfc-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/12/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301006487	b3876b1e-e4f9-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure is missing the word (optional). Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301006487	35cd1473-18d7-48a3-8d79-bab6a7687267	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	Missing Loan Estimate dated XX/XX/XXXX and XX/XX/XXXX per the lender's tracking disclosure. Additional conditions may apply.	12/14/2018: LE	12/14/2018: Audit reviewed both LE's, and has determined that documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123415	a2e9acd0-e145-e911-bdd2-f4e9d4a75ba2	16		QM/Non-HPML		Credit		Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	03/19/2019: Flood Cert	03/20/2019: Received flood certificate. Condition cleared.03/19/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.58% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123415	4db6185a-8e46-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provided corrected CD and LOE to the borrower.		A Post Close CD corrected Estimated CTC and LOE. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.58% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123415	1a2029d5-8e46-e911-bdd2-f4e9d4a75ba2	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - Closing Protection Letter, Title - Document Deliver, Title - E-Doc fee, Title - Settlement Service and Title - Wire Transfer fees are reflected in section C of tee final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The title fees should be listed in section B of the final Closing Disclosure. Provided corrected CD and LOE to the Borrower.		A Post Close CD corrected the title fees. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.58% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123415	c650694e-e945-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/18/2019: A CDA provided reflecting a value of $XXX,XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.58% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123415	197d52c3-c4a0-425d-99e2-10216885f3dc	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.58% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301123415	268bc8d2-8f46-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Clear Capital Desk Review and VOE fee in section B of the final Closing Disclosure are missing the service provider. Provided correct CD and LOE to the borrower.		A Post Close CD corrected the title fees. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.58% Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300871557	c70b3f85-05b2-e811-94b3-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		09/11/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300871557	fb71d44d-2f40-44d5-8669-d2a66eec97f5	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Point and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	09/18/2018: Please see attached revised cd, lox, check tracking. Please clear the condition09/17/2018: 1% of the discounts points ($X,XXX.XX) are considered bona fide and can be excluded from the QM points & fees calculation. Additionally, discount points of $X,XXX.XX were paid by the seller credit – see revised CD. A refund of $X,XXX.XX which includes interest will be made to the borrower to bring the QM points & fees below the 3% threshold. Please see attached rev cd, lox check tracking and please clear the condition
09/18/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and (1%) Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable.09/17/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that 1% was Bona Fide. However, missing complete copy of the revised post funding CD along with copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Only received page 1 of the revised CD. Condition remains.
																3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301016894	3e7d9d6d-25ff-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in Section L of the Final Closing Disclosure belongs in section B. Provide re-disclosed CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301016894	6d474c48-25ff-e811-bc73-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		A Post Closing CD in the loan file reflected the Credit Report to be paid by others. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301016894	8e78d139-25ff-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in loan file with a collateral risk score of 2.6.		12/19/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066145	e87833b0-792a-4290-af8e-bd2760df4ecf	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies”					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301069740	cfc2de84-add1-40f0-917c-1a9a63c26df1	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.30%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301070502	5bfab64f-e820-e911-bd2f-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	01/31/2019: Attached please find the signed tax returns.	01/31/2019: Audit reviewed executed pages of the XXXX/XXXX Tax Returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with1.40 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070502	a890e6a6-bc24-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA		01/30/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with1.40 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301138627	e11d59bc-a554-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	YTD XXXX and XXXX P&L Statements for Business C on Schedule E Part II of XXXX tax return are not wet signed and dated as required by the guidelines. YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return is not wet signed and dated as required by the guidelines. YTD XXXX P&L Statement for Disregarded Entity is not wet signed and dated as required by the guidelinesPer appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	4/4/19 Please rescind this as P&L and balance sheets are no longer required to be Signed and dated.	04/16/2019: Document dates provided. Condition Cleared04/12/2019: Updated guidelines provided. Signature not specifically required however document must be dated to ensure compliance with the lender's requirement. Condition Maintained.04/05/2019: Audit reviewed lender’s rebuttal and disagrees. QM guidelines and AUS findings do not require signed/dated P&L and balance sheet. However, XXXX XXXXXX guidelines, dated XX/XX/XX, require P&L and balance sheet to be wet-signed and dated by the borrower. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 773				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154141	8ed98b1c-c257-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.		04/10/2019: A CDA report reflecting a value $XXX,XXX.XX which is a -X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148454	d670835e-0456-e911-bdd2-f4e9d4a75ba2	2794		QM/Non-HPML		Credit		Missing W-2	Missing XXXX W-2 for borrower as required per guides. Guides require a paystub and W2 covering the most recent two-year period or a WVOE.	4/4/19 Please clear this condition based on the attached XXXX and XXXX W-2's.	04/05/2019: Received XXXX/XXXX W-2s. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301148454	42c971a6-4856-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Missing a paystub dated no earlier than 30 days prior to the initial loan application date. Most recent paystub in file dated XX/XX/XXXX and application date is XX/XX/XXXX.	04/08/2019: Please rescind. The paystub is acceptable up to 120 days from the note date per our variance.4/4/19 Please rescind. The paystub is acceptable up to 120 days from the note date per our variance.	04/08/2019: Audit acknowledges the client approved guideline exception for PAYSTUBS outside of guidelines. Loan will be rated a B.04/05/2019: Audit reviewed lender’s rebuttal and disagrees. This is a high balance loan and must meet AUS requirements. Per AUS, page 276, when a paystub is obtained it must be dated no earlier than 30 days prior to the initial loan application date. Paystub provided is dated 60 days prior to the initial loan application date. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301006702	414bcd74-3afe-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit is reflected in section L of the final Closing Disclosure. The Lender Appraisal Credit should be listed in section B of the CD. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 816 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 141.20 months reserves Years in Primary Residence Borrower has resided in primary residence for 8.6 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301006702	5430eb2b-47fd-e811-bc73-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 816 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 141.20 months reserves Years in Primary Residence Borrower has resided in primary residence for 8.6 years				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301006702	1de49c4e-aa2b-4e1a-b339-0f3af40aa6a9	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure - Missing Doc Not Provided.	12/21/2018: please see attached	12/21/2018: Audit reviewed the E-Consent that was accepted by both borrowers, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 816 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 141.20 months reserves Years in Primary Residence Borrower has resided in primary residence for 8.6 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301006702	275c214a-c4fc-e811-bc73-f4e9d4a75ba2	94		QM/Non-HPML		Credit		Document Error	The Notary Date on the mortgage is a future date.	12/21/2018: attached is the Corrective Affidavit along with the letter of intent.	12/21/2018: Audit reviewed the Corrective Affidavit, as well as the letter of intent to re-record the Mortgage, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 816 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 141.20 months reserves Years in Primary Residence Borrower has resided in primary residence for 8.6 years				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301025410	6eb4d30c-f914-e911-bd2f-f4e9d4a75a52	25		QM/Non-HPML		Credit		Failure to obtain Appraisal Completion Certificate (442)	Failure to obtain Appraisal Completion Certificate (442). The most recent Completion Certificate provided in the loan file dated XX/XX/XXXX reflects the following items were incomplete - driveway - $X,XXX and $X,XXX landscape allowance.
02/05/2019: Sent an email to investor with this confirmation from the city that they will not place a lien on the property.01/31/2019: Sent an email to investor. XXXXX, is it possible to get an exception for not having the escrow for the $X,XXX landscape allowance to purchase this XXXXXXXXXX high balance loan? It was a misstep on our part on not getting an escrow for the landscaping. Attached please find the $XXXX for the driveway that the city is holding. I contacted the builder and he emailed me stating “It’s not being held anywhere. It is in our PA agreement however so we are contractually obligated to provide the landscape amounts.” He also said the work would be completed in late XXX or early XXXX.01/15/2019: Please rescind this condition the Purchase agreement reflects the Builder/seller is paying for Driveway and landscaping, per XXXXXX XXX guidelines;B4-1.2-03: Requirements for Postponed Improvements (XX/XX/XXXX) They have 180 days form the note date to complete the weather related post improvements.

02/05/2019: Audit acknowledges the client approved guideline exception for escrow holdback outside of guidelines. Loan will be rated a B.02/05/2019: Exception is pending review from client.01/31/2019: Audit escalated the exception request to the Client, and it was not approved. Condition will remain as active.01/31/2019: Exception is pending review from client.01/15/2019: Audit reviewed the Lender Rebuttal, as well as XXXX guidelines, and has determined that Lenders must establish a completion escrow for the postponed improvements, by withholding from the purchase proceeds funds equal to XXX% of the estimated cost for completing the improvements. However, if the contractor or builder offers a guaranteed fixed-price contract for completion of the improvements, the funds in the completion escrow only need to equal the full amount of the contract price. Once a certificate of completion is obtained, the lender must release the final draw from the escrow account, which should include any funds in excess of the amount needed to pay for completion of the postponed items. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.54% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years in Field Borrower has 19 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301025410	c9bd486c-4414-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.54% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732 Years in Field Borrower has 19 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301072339	7211691d-2120-e911-bd2f-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The file is missing the required disclosure to address the HMDA Rate Spread fail.		1/29/2019: Finding not required	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Reserves are higher than guideline minimum UW Guides require 0.61 months reserves, loan qualified with 58.20 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301081523	5324cda1-132f-e911-bd2f-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date and after the Disbursement date. Please provide evidence of insurance at the time of closing. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.	02/19/2019: Please see attached updated hazard insurance policy with effective date of XX/XX/XXXX. Please clear the condition.	02/19/2019: Audit reviewed updated Hazard Insurance effective date, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified 3.50 months reserves Years on Job Borrower has 21.83 years on job Full Documentation Loain qualified with Full Documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301069681	1acb957d-ee28-e911-bd2f-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrowers business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. The VVOE is missing for the borrower and co-borrower's schedule C business. Additional conditions may apply.
03/06/2019: Attached please find internet search dated XX/XX/XXXX that was mistakenly not send with the original file. Please clear this condition.03/04/2019: Please rescind this. Web searches and internet verification like we have do not require the name and title of lender employee who pulled it. The address is likely an old address that was not updated on yelp since they are not required to be licensed by the state and probably never validated the address it can be entered by others sometimes and with sites like XXXX, information cannot be changed sometimes. The phone number with the business matches white pages XXX-XXX-XXXX. The main phone number listed with their personal information is likey their home phone line vs business.02/21/2019: Please clear this condition. The application has his current address and current home address for his business. Please see additional documentation that the phone number and address on the internet search is for the business,2/6/19 Please rescind this condition. The VOB from the white pages is acceptable and was sent with the original file.

03/06/2019: Audit reviewed VOE documentation, and has determined that verification was generated pre-consummation and meets the requirement under the GSE. Document dated within 30 days of consummation and meets QM. Condition cleared.  03/04/2019: Audit reviewed the Lender Rebuttal, and has determined that verification of VOE for Self-Employed borrower for schedule C via websites does not include date pulled to meet QM requirements and XXXX requirements. P&L/Balance Sheet were not prepared by a third party, therefore cannot use as verification for 30 days of consummation. Condition remains.   02/21/2019: Audit reviewed the documentation, and has determined that all XXXX requirements for Self-Employed borrower have not been met. Per XXXX, Requirements: -The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date (1) from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; -OR- (2) by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. - ALSO REQUIRED BUT MISSING FROM THE LOAN FILE: The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Condition remains.Added XX/XX/XXXX:  Previously cleared in error.  Audit reviewed Lender’s rebuttal and disagrees.  The address on the internet search does not match the tax returns and the phone number does not match the application.  Per AUS findings, income from self-employment requires verification within 120 days of the note date.   Condition remains02/07/2019:  Audit reviewed Lender’s rebuttal and disagrees.  The address on the internet search does not match the tax returns and the phone number does not match the application.  Per AUS findings, income from self-employment requires verification within 120 days of the note date.   Condition remains
												FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 685 Years in Primary Residence Borrower has resided in departure address for 4.75 years Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301084600	42687906-2e44-e911-bdd2-f4e9d4a75ba2	920		QM/Non-HPML		Credit		Missing Note	Note in the file is missing page 4 which reflects the NMLS ID's. Additional conditions may apply.	03/18/2019: Please see attached Note with all 4 pages. Please clear the condition	03/18/2019: Audit reviewed all executed pages of the Note, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Full Documentation Full Documentation Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 22.59%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136991	385d28cb-e656-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		04/09/2019: A CDA report reflecting a value $680,000.00 which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143426	1e0f62c9-4c5d-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Evidence of the initial CD dated XX/XX/XXXX is missing from the loan file. The lender's tracking disclosure reflects the initial CD was sent and E Consented on XX/XX/XXXX however; is missing from the loan file.	04/18/2019: please see attached ICD dated XX/XX please clear the condition	04/19/2019: Lender provided CD dated XX/XX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301143426	b14dc597-f628-42b8-89ee-ae25d298d537	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee in section B of the final Closing Disclosure was not paid to the actual service provider. Provide corrected CD and LOE to the borrower.	04/24/2019: please see revised cd, lox which was included in the original credit upload. please rescind the condition	04/24/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating will remain a B. A Post Close CD added the service provider The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301175973	0cc1a100-9e6b-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	An appraisal report fee was not reflected in Section B of the Closing Disclosure despite evidence of an appraisal report in the file. The appraisal report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Provide corrected CD and letter of explanation to the Borrower.	05/06/2019: Appraisal fee waived per XXX. See attached invoice. please rescind the condition	05/06/2019: Audit reviewed Appraisal fee refund via invoice, and has determined that sufficient evidence was provided to verify Appraisal refund was given to the borrower prior to closing. Condition cleared. 05/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739 Years in Field Borrower has 12 years in field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175973	80a436ea-9d6b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.6.		05/06/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739 Years in Field Borrower has 12 years in field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301136507	af61325a-e84b-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error
The final Closing Disclosure several clerical errors to include 1)Missing HOA information under Estimated Taxes, Insurance & Assessments; 2) Recording fee in section E not itemized in the margin. 3) Owners Title missing the word "Optional" at the end; 4) Missing the NMLS License ID under the Contact Information for the Lender and Contact; 5) Missing License ID for Real Estate Broker (Seller); 5) Missing Loan Estimate information under Calculating Cash to Close (page 3); 6) Missing Non-Escrowed Property Costs over Year 1 for HOA under Escrow Account (page 4); and 7) Missing all information under Loan Calculation (page 5).
											Lender provided Post Closing Disclosure correcting all information. Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 88.10 month DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.27% General Comp Factor 1 UW Guides require FICO of 700, loan qualified with FICO of 758				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301136507	716f9886-1e4b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/21/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 88.10 month DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.27% General Comp Factor 1 UW Guides require FICO of 700, loan qualified with FICO of 758				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027674	4e3785b0-ff09-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 2.7 months reserves Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301027674	603cc30f-93a0-4563-9395-01271503f1f5	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 2.7 months reserves Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301027674	c002c557-ff09-e911-bd2f-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. The verification of the borrower's business is required to fulfill QM requirements.	01/08/2019: Please clear this condition with the attached VOB. This is the only company we are using income from.	01/08/2019: Audit reviewed copy of Business License, and has determined that documentation was dated PRIOR to consummation and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 2.7 months reserves Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027674	31b900ad-db6b-4998-b643-4c9c71a0b3f7	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 2.7 months reserves Years in Field Borrower has 20 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300994218	0cb8de4f-8957-4df7-9412-20f18659968c	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $XXXX.XX. The lender did not include the correct amount for property taxes in the estimated escrow. The actual projected payment is $XXXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	01/07/2019: Please see attachment	01/07/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 163.80 months reserves Years on Job Borrower has 30 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300994218	e05f643a-17fe-e811-bc73-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid was not provided. Additional conditions may apply.	12/24/18 Please rescind this condition. The asset statement shows the proceeds on X/XX/XX for the sale of the previous home and the credit report shows XXXX XXXX XXXXXXXXX XXXXXXXX closed X/XX.	12/27/2018: Audit reviewed Lender’s rebuttal and original loan file. Evidence proceeds of sale was received is provided. Credit report reflects mortgage paid and closed X/XXXX. Fraud report reflects new owner as of X/X/XXXX. Condition rescinded.	FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 163.80 months reserves Years on Job Borrower has 30 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300994218	c7bfbaf9-e850-415e-8f00-4b9d65d2e01b	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure dated XX/XX/XXXX does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $XXXX.XX. The lender did not include the correct amount for property taxes in the estimated escrow. The actual projected payment is $XXXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	01/07/2019: Please see attachment	01/07/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.	FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 163.80 months reserves Years on Job Borrower has 30 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300994218	b32b9b8a-16fe-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk 4.3		12/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 163.80 months reserves Years on Job Borrower has 30 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301069681	273094dc-4429-e911-bd2f-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX is missing from the loan file. The lender tracking disclosure reflects the CD was sent and E Consented by the borrowers however; it was not provided in the loan file.	2/6/2019: please see attached	02/07/2019: Received initial closing disclosure. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 685 Years in Primary Residence Borrower has resided in departure address for 4.75 years Years in Field Borrower has 8 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301080116	8dffe903-e02e-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. Collateral risk score of 3.		02/14/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 682 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.47% Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301080116	5a61a54c-e02e-e911-bd2f-f4e9d4a75a52	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for 2nd account on the final application reflects two deposits of $XX,XXX.XX on XX/XX/XXXX and $XX,XXX on XX/XX/XXXX. There is no evidence in the file documenting the source of these deposits.
03/13/2019: Sent to title - Borrower withdrew $XX,XXX.XX in cashier checks from one of their accounts(not being used) XXXXXXXX XXX XXXX. They have held on to those. On XX/XX/XXXX they took one of the $XX,XXX checks and deposited $XX,XXX in one of their accounts and got a new check for the remaining $XX,XXX as documented by date on that check. $XX,XXX, $XX,XXX, and $X,XXX.XX check were deposited into borrowers account on XX/XX/XXXX and then a new cashiers check for $XX,XXX was created. This check is what was sent to title02/22/2019: Please rescind this. Your original condition is stating the deposits on the bank statements.02/19/2019: Attached please find the bank statement showing the two withdrawals from one account to the other to account for the deposits.
											03/13/2019: Audit reviewed the Lender Rebuttal, and has determined that the explanation is deemed acceptable. Condition cleared. 02/22/2019: Audit reviewed the Lender Rebuttal, and has determined that statements for the source of the large deposits are required. Condition remains. 02/19/2019: Audit reviewed Bank Statements, and has determined that only statements with one account number were provided. Provide Statements for other account that corresponds with accounts that large deposited into. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 682 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.47% Years in Field Borrower has 20 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301084695	b223d829-ba3a-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		03/01/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120943	e3843ab4-7a46-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Third Party Processing Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum AUS require 2 months reserves, loan qualified with 7.30 months reserves FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 723 Years in Field Borrower has 25 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120943	029758d2-7a46-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score unavailable.		03/19/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum AUS require 2 months reserves, loan qualified with 7.30 months reserves FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 723 Years in Field Borrower has 25 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301003598	029a168e-9f1d-e911-bd2f-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Client Overlay Exception, Client to Review. Missing updated mortgage history/proof of payment to evidence 0x30 for REO 1,2,3,4, and 5 on final application. REO # 1,4 & 5 reflect next due XX/XX/XXXX and REO 2& 3 reflect due for XX/XXXX per statements and credit reports in file. Additional conditions may apply.	01/24/2019: Please rescind this condition; The credit report reflects the 12 months history there are no lates reflected as of credit report date. Per XXXXXX XXX the 12 month payment history for REO properties is current as of credit report date. The over for XXXXXXXXXX 0x30 in the last 12 months is due to other conventional products offered allow 1x30 lates on credit report.	01/24/2019: Audit reviewed the Lender Rebuttal, and has determined that the subject's loan program only requires of No mortgage lates allowed in last 12 months, as verified on the Credit Report. A mortgage history is not required. Condition rescinded.	General Comp Factor 1 Guides require .43 months reserves, loan qualified with 8.80 months reserves General Comp Factor 1 UW Guides maximum DTI of 43%, loan qualified with DTI of 36.66% General Comp Factor 1 UW Guides require FICO of 680 , loan qualified with FICO of 781				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301136507	f9b31b06-414b-e911-bdd2-f4e9d4a75ba2	16		QM/Non-HPML		Credit		Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.	03/25/2019: Flood Cert	03/26/2019: Lender provided flood certificate. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 88.10 month DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.27% General Comp Factor 1 UW Guides require FICO of 700, loan qualified with FICO of 758				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301027610	859c8d3e-2709-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301027610	e387ad9a-2209-e911-bd2f-f4e9d4a75a52	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. File is missing the "see attached" XXXXX XXXXX detail clearing the HUDEPLS1 alert.	01/07/2019: Please clear this condition based on the attached XXXXX XXXXX.	01/07/2019: Audit reviewed attachment to Fraud Report, and has determined that documentation reflects sufficient evidence of no match. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.92% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150531	71df1c03-0265-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement in loan file. Additional conditions may apply.	4/24/2019: see attached4/24/2019: see attached	04/26/2019: Received certifies settlement statement evidencing sale of home, liens paid and netting sufficient cash to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 790 Full Documentation Full documentation loan Years on Job Borrower has 4.83 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301154220	edf8260e-44d2-47c9-a8e4-fe4858ca02cd	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Seller CD so that all seller fees may be sourced	4/17/2019: please see attached seller's final cd. Seller credit fee of $XXXX.XX is comprised of $XXX.XX seller paid transfer tax and $XXX.XX seller paid owner's title insurance. Please clear the condition	04/18/2019: Per contract, page 281, seller to pay transfer tax and owner’s title insurance. Seller CD reflects seller paid transfer tax $XXX.XX + owner’s title $XXX.XXX = $XXXX.XX. Buyer’s post consummation CD reflects transfer tax $XXX.XX + owner’s title insurance $XXXX.XX = $XXXX. PCCD reflects seller credit $XXXX.XX. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301155441	b48a6a38-e2e0-48dc-a7ee-6da4dc920863	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		04/22/2019: Audit reviewed Initial Escrow Account Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.04/17/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.51% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Years Self Employed Borrower has 13 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066120	9cc82501-30c0-4cff-96f8-55485232f678	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported on rental property Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $XX,XXX.XX in disposable income				2	2	B	A	B	A	B	B	B	A	B	A	Cleared
301066120	ca8371e6-3ea3-474d-b5da-4fb57dbfc541	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit		Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported on rental property Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066120	5827f3e6-8e05-4c8e-b273-528a23581f09	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported on rental property Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301155522	428dcdd8-f75a-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation of property taxes of $XXX per month. Tax search and title commitment both reflect $XXX.XX yearly or $XX.XX monthly. Subject is new construction. Additional conditions may apply.	04/16/2019: We are using the millage rate of XX.XX% to calculate the annual taxes of $XXXX.XX.	04/16/2019: Audit reviewed lender calculations for property taxes, and has determined that sales price multiplied by XX.XX% millage rate equals $X,XXX.XX divided by 12 equals $XXX monthly taxes. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Years Self Employed Borrower self-employed 11 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155522	a6ee42fc-db5a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 5.		04/25/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Years Self Employed Borrower self-employed 11 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150095	9366f112-3b61-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 3.1		04/24/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150583	7a1cc0a3-84be-463c-9e20-bcd520bdbbd9	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.	4/17/2019: please see revised cd lox tracking please clear the condition	04/18/2019: Received explanation letter, air bill and post consummation CD correcting Section B. Condition cleared. Loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301006653	69dcae51-abed-e811-bdb4-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	For self-employed borrowers: Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	12/03/2018: Please rescind this condition as we do not need a VOB if we are not using the income to qualify, which we aren't using.	12/03/2018: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.	Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 12.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.32%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301006653	a1ed5fa0-ca1e-4084-85f1-eae70b69e187	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	12/05/2018: On the Final Statement the borrower paid $XX.XX and the Final CD matches the Final Settlement Statement. No tolerance is needed. See attachments and rescind the condition.12/04/2018: Please see attachment12/03/2018: Please see attachment11/30/2018: Please see attachments
12/05/2018: Audit re-analyzed all LE/CD's, and has determined that the LE's reflect $XX, Closing CD $X and Post Closing along with Final Settlement Statement reflects $XX. No cure required. Post Closing CD submitted with corrections to the Projected Payments - "Estimated Escrow" and "Estimated Total Monthly Payment" were submitted. Loan will be rated a B. 12/04/2018: Audit reviewed Post Closing CD, and has determined that the Projected Payments - "Estimated Escrow" and "Estimated Total Monthly Payment" were corrected, HOWEVER the Flood Cert Fee increased from $X to $XX. There is a 0% tolerance on services/service providers for which the borrower was NOT ALLOWED to shop for. Provide revised CD, copy of check for cure in the amount of $X, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.  12/03/2018: Audit reviewed Post Closing CD, and has determined that the Projected Payments-Estimated Escrow was corrected, however the "Estimated Total Monthly Payment" incorrectly reflects $X,XXX.XX instead of $X,XXX.XX. Provide corrected final CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.  11/30/2018: Audit reviewed CD with an issue date of XX/XX/XXXX, and has determined that said CD was provided within the original loan file. HOWEVER, the most recent CD has an issue date of XX/XX/XXXX with $XXX.XX in the Projected Payments section for Estimated Escrow. Provide corrected final CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.
												Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 12.4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.32%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301082602	8b1c40ea-e936-e911-bd2f-f4e9d4a75a52	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results, additional conditions may apply.	2/28/19 Attached please find the AUS	03/04/2019: Received AUS findings. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 719 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.27% Years on Job Co Borrower has 8 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301066120	5f8694eb-2626-e911-bd2f-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance REO#1 on the final application not provided. Additional conditions may apply.	02/05/2019: Please rescind this condition based on the attached tax information that was in the original file sent.	02/05/2019: Audit reviewed the Lender Rebuttal, as well as the REO Mortgage Statement, and has determined that sufficient evidence (via tax bill) documents the annual tax amount. Mortgage Statement activity does reflect tax payment, calculations confirm that the excess monthly escrow amount would be attributed to insurance. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported on rental property Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301066120	b7b332c0-26b7-47c9-a7b8-9a75b8c6d92e	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported on rental property Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066120	bd3649e6-02df-4c14-9826-71798def79ba	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable. NOTE: Lender used 1.25% of sales price or $XXX.XX as reflected on the Initial Escrow Account Statement and DU; Final CD section G reflects $XXX.XX per month; and Preliminary Report and Tax Search reflects $XXX.XX.	02/11/2019: Attached please find the HOA invoice that shows the HOA is $XXX.XX a month. 02/07/2019: Please rescind this condition. The taxes were calculated by using the sales price of $XXXX x X.XXXXXXX = $XXXX.XX / 12 = $XXX.XX. The tax information shows the mileage rate that was send with the original file.
02/11/2019: Audit reviewed the HOA invoice, and has determined that sufficient evidence was submitted to verify monthly HOA payment of $XXX. Condition cleared. 02/07/2019: Audit reviewed the Lender Rebuttal for property tax calculation ($XXXX x XXXXXXX = $XXXX.XX / 12 = $XXX.XX), and has determined that the Estimated Taxes, Insurance and Assessments reflected on CD are $XXX.XX a month vs. the calculated value of $XXX.XX (HOA $XXX + Tax $XXX.XX + HOI $XXX) for a difference of $XX. Provide corrected CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 86 months payment history with no late payments reported on rental property Disposable Income is higher than guideline minimum UW Guides require $X,XXX in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301144207	42b9011c-a254-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results.	4/9/19 Please rescind this as that XXXXXXXX statement is unnecessary as we have two months with XXXXXXXX and XXXXXXXX.4/4/2019: Please see attachment	04/15/2019: Audit consulted with management and has determined January & February statements are satisfactory. Original condition was for missing AUS results. Condition cleared.04/11/2019: Audit reviewed Lender’s rebuttal and disagrees. Agency guidelines require bank statement dated within 45 days of the initial application date. Statement on page 87 is required to meet this regulation, therefore; all pages are required. Condition remains. 04/05/2019: Received AUS findings. Credit Union statement, page 87, is missing page 2 of 2. Please provide missing page. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798. Years on Job Borrower has 5.67 years on job.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301144207	39d02ad5-bb26-4f35-8d9b-8ffa1bfc08fe	3293		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C)	The Title - Miscellaneous fee in section C of the final Closing Disclosure is missing the name of the fee. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798. Years on Job Borrower has 5.67 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301144207	b882d8ac-5055-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's tracking disclosure reflects a CD was sent and E signed on XX/XX/XXXX.	4/4/2019: Please see attachment	04/05/2019: Received revised closing disclosure. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.65%. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798. Years on Job Borrower has 5.67 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared